UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz    290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - September 30, 2013

(unaudited)

LIFE SCIENCES SERIES	SHARES	VALUE

COMMON STOCKS - 93.2%
Health Care - 93.2%
Biotechnology - 15.6%
Ariad Pharmaceuticals, Inc.*	303,000	$5,575,200
Green Cross Corp. (South Korea)[1]	81,525	10,426,250
Incyte Corp. Ltd.*	106,000	4,043,900
Myriad Genetics, Inc.*	321,000	7,543,500
Seattle Genetics, Inc.*	83,000	3,637,890

		31,226,740

Health Care Equipment & Supplies - 40.2%
Becton, Dickinson and Co.	75,000	7,501,500
GN Store Nord A/S (Denmark)[1]	197,000	4,148,280
HeartWare International, Inc.*	81,000	5,930,010
Hologic, Inc.*	390,000	8,053,500
Mindray Medical International Ltd. - ADR (China)	137,000	5,327,930
Quidel Corp.*	214,245	6,084,558
Sirona Dental Systems, Inc.*	128,100	8,573,733
Sonova Holding AG (Switzerland)[1]	54,500	6,782,192
Teleflex, Inc.	105,230	8,658,324
Thoratec Corp.*	232,000	8,651,280
Volcano Corp.*	447,000	10,692,240

		80,403,547

Health Care Providers & Services - 11.9%
Air Methods Corp.	114,000	4,856,400
Diagnosticos da America S.A. (Brazil)	995,500	5,246,329
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	88,000	5,721,324
Life Healthcare Group Holdings Ltd. (South Africa)[1]	1,100,000	3,915,434
Qualicorp S.A. (Brazil)*	445,000	4,047,828

		23,787,315

Life Sciences Tools & Services - 13.1%
Lonza Group AG (Switzerland)[1]	100,000	8,190,152
Oxford Nanopore Technologies Ltd. (United Kingdom)*[2,3,4]	45,464	12,098,710
QIAGEN N.V. - ADR (Netherlands)*	273,000	5,842,200

		26,131,062

Pharmaceuticals - 12.4%
Glenmark Pharmaceuticals Ltd. (India)[1]	567,000	4,810,702
Johnson & Johnson	87,000	7,542,030
Novo Nordisk A/S - Class B (Denmark)[1]	35,000	5,927,754
UCB S.A. (Belgium)[1]	105,000	6,390,202

		24,670,688

TOTAL COMMON STOCKS (Identified Cost $157,113,929)		186,219,352

1

Investment Portfolio - September 30, 2013

(unaudited)

LIFE SCIENCES SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 8.0%
Dreyfus Cash Management, Inc. - Institutional Shares[5] , 0.04%, (Identified Cost $ 15,901,597)	15,901,597	$15,901,597

TOTAL INVESTMENTS - 101.2% (Identified Cost $ 173,015,526)		202,120,949
LIABILITIES, LESS OTHER ASSETS - (1.2%)		(2,327,024)

NET ASSETS - 100%		$199,793,925

ADR - American Depository Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2This security was acquired on April 26, 2011 at a cost of $6,149,543 ($150.34 per share) and on May 2, 2012 at a cost of $1,209,529 ($265.31 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $12,098,710 or 6.1% of the Series’ net assets as of September 30, 2013.

4Security has been valued at fair value as determined in good faith by the Advisor.

5Rate shown is the current yield as of September 30, 2013.

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$173,403,401
Unrealized appreciation	30,054,717
Unrealized depreciation	(1,337,169)

Net unrealized appreciation	$28,717,548

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

Investment Portfolio - September 30, 2013

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Health Care	$186,219,352	$117,808,352	$56,312,290	$12,098,710	*
Mutual fund	15,901,597	15,901,597	—	—

Total assets	$202,120,949	$133,709,949	$56,312,290	$12,098,710

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

LEVEL 3 RECONCILIATION	EQUITY SECURITIES
Balance as of December 31, 2012 (market value)	$12,101,037
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,327)
Purchases	—
Sales	—
Transfers in	—
Transfers out	—

Balance as of September 30, 2013 (market value)	$12,098,710

*Amount represents the Series’ investment in Oxford Nanopore Technologies Ltd. (“Oxford”). Oxford was initially valued at transaction price, which is considered the best initial estimate of fair value. On September 30, 2013, the Fund adjusted its valuation of the fair value holding to 164.38 GBP per share based on market returns from the S&P Healthcare Index. Subsequently, the Series uses, or will use, other methodologies and significant inputs to determine fair value. Such methodologies and significant inputs include: subsequent rounds of financing for Oxford; recent transactions in similar instruments; discounted cash flow techniques; third-party appraisals; industry multiples and public comparables; and Oxford’s current financial performance compared to projected performance.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of September 30, 2013.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
	FAIR VALUE AT 9/30/13	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Equity Securities	$12,098,710	Acquisition cost adjusted for premiums or discounts	Premium/ Discount	0%-0%

The significant unobservable inputs used in the fair value measurement of the Fund’s equity securities are premiums and discounts to the acquisition cost. Significant increases in the premium (or discount) in isolation would result in a significantly higher (lower) fair value measurement.

3

Investment Portfolio - September 30, 2013

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2013

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS - 97.7%
Consumer Discretionary - 30.0%
Automobiles - 0.9%
Tesla Motors, Inc.*	11,070	$2,141,159

Distributors - 1.3%
Inchcape plc (United Kingdom)[1]	300,081	2,962,886

Hotels, Restaurants & Leisure - 2.9%
BJ’s Restaurants, Inc.*	125,120	3,593,446
Orient-Express Hotels Ltd. - ADR - Class A	238,080	3,090,278

		6,683,724

Internet & Catalog Retail - 5.6%
HomeAway, Inc.*	116,140	3,251,920
Ocado Group plc (United Kingdom)*[1]	1,326,780	8,505,827
Shutterfly, Inc.*	21,810	1,218,743

		12,976,490

Media - 10.8%
Global Mediacom Tbk PT (Indonesia)[1]	5,911,100	984,811
Imax Corp. (Canada)*	241,780	7,311,427
Starz - Class A*	283,770	7,982,450
Valassis Communications, Inc.	198,110	5,721,417
ZON OPTIMUS SGPS S.A. (Portugal)[1]	531,740	3,164,193

		25,164,298

Specialty Retail - 8.5%
Aeropostale, Inc.*	216,810	2,038,014
American Eagle Outfitters, Inc.	111,430	1,558,906
Chico’s FAS, Inc.	102,870	1,713,814
Dick’s Sporting Goods, Inc.	40,780	2,176,836
Group 1 Automotive, Inc.	31,370	2,436,822
Penske Automotive Group, Inc.	63,570	2,716,346
Rent-A-Center, Inc.	88,980	3,390,138
Select Comfort Corp.*	45,602	1,110,409
Sonic Automotive, Inc. - Class A	105,400	2,508,520

		19,649,805

Total Consumer Discretionary		69,578,362

Consumer Staples - 3.0%
Beverages - 1.8%
C&C Group plc (Ireland)*[1]	762,710	4,113,712

Food & Staples Retailing - 0.6%
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	160,700	1,393,212

Food Products - 0.6%
Tootsie Roll Industries, Inc.	46,948	1,446,937

Total Consumer Staples		6,953,861

1

Investment Portfolio - September 30, 2013

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy - 11.3%
Energy Equipment & Services - 6.8%
Calfrac Well Services Ltd. (Canada)	171,080	$5,198,586
CARBO Ceramics, Inc.	40,980	4,061,528
Global Geophysical Services, Inc.*	153,680	416,473
ION Geophysical Corp.*	303,010	1,575,652
Key Energy Services, Inc.*	133,470	972,996
Petroleum Geo-Services ASA (Norway)[1]	72,340	894,207
Trican Well Service Ltd. (Canada)	191,910	2,610,222

		15,729,664

Oil, Gas & Consumable Fuels - 4.5%
Cloud Peak Energy, Inc.*	539,690	7,917,252
Paladin Energy Ltd. (Australia)*[1]	3,759,190	1,712,223
Paladin Energy Ltd. (Australia)*[2]	2,052,100	936,350

		10,565,825

Total Energy		26,295,489

Financials - 14.2%
Diversified Financial Services - 4.8%
JSE Ltd. (South Africa)[1]	764,540	6,548,686
MarketAxess Holdings, Inc.	77,750	4,668,110

		11,216,796

Insurance - 3.2%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	533,730	4,792,324
First American Financial Corp.	104,690	2,549,202

		7,341,526

Real Estate Investment Trusts (REITS) - 5.6%
AmREIT, Inc. - Class B	64,000	1,110,400
Associated Estates Realty Corp.	46,300	690,333
Cedar Realty Trust, Inc.	207,440	1,074,539
Coresite Realty Corp.	37,210	1,262,907
Corporate Office Properties Trust	42,440	980,364
DuPont Fabros Technology, Inc.	34,700	894,219
Education Realty Trust, Inc.	140,020	1,274,182
Healthcare Realty Trust, Inc.	44,680	1,032,555
Mack-Cali Realty Corp.	37,130	814,632
Mid-America Apartment Communities, Inc.	11,280	705,000
Pebblebrook Hotel Trust	111,580	3,203,462

		13,042,593

Real Estate Management & Development - 0.6%
General Shopping Brasil S.A. (Brazil)*	328,590	1,254,285

Total Financials		32,855,200

2

Investment Portfolio - September 30, 2013

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care - 13.7%
Biotechnology - 9.1%
Ariad Pharmaceuticals, Inc.*	136,980	$2,520,432
Green Cross Corp. (South Korea)[1]	49,471	6,326,857
Myriad Genetics, Inc.*	332,440	7,812,340
Seattle Genetics, Inc.*	101,430	4,445,677

		21,105,306

Health Care Equipment & Supplies - 4.6%
HeartWare International, Inc.*	61,450	4,498,756
Thoratec Corp.*	164,860	6,147,629

		10,646,385

Total Health Care		31,751,691

Industrials - 12.8%
Airlines - 6.7%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	1,391,690	6,805,364
Spirit Airlines, Inc.*	256,460	8,788,884

		15,594,248

Commercial Services & Supplies - 0.5%
Interface, Inc.	61,360	1,217,382

Machinery - 3.1%
Briggs & Stratton Corp.	113,110	2,275,773
Titan International, Inc.	107,480	1,573,507
Westport Innovations, Inc. - ADR (Canada)*	133,870	3,238,315

		7,087,595

Marine - 2.5%
Baltic Trading Ltd.	551,380	2,696,248
D/S Norden A/S (Denmark)[1]	44,790	1,888,625
Sinotrans Shipping Ltd. (China)[1]	3,579,000	1,126,804

		5,711,677

Total Industrials		29,610,902

Information Technology - 9.3%
Communications Equipment - 1.1%
Polycom, Inc.*	239,770	2,618,288

Computers & Peripherals - 0.3%
Fusion-io, Inc.*	52,110	697,753

Electronic Equipment, Instruments & Components - 0.5%
Rofin-Sinar Technologies, Inc.*	48,610	1,176,848

Internet Software & Services - 3.5%
LogMeIn, Inc.*	154,410	4,794,431

3

Investment Portfolio - September 30, 2013

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services (continued)
SciQuest, Inc.*	147,470	$3,312,176

		8,106,607

IT Services - 0.3%
InterXion Holding N.V. - ADR (Netherlands)*	31,570	702,117

Semiconductors & Semiconductor Equipment - 1.3%
Kulicke & Soffa Industries, Inc. (Singapore)*	152,260	1,758,603
Silicon Motion Technology Corp. - ADR (Taiwan)	88,890	1,160,903

		2,919,506

Software - 2.3%
AutoNavi Holdings Ltd. - ADR (China)*	17,286	257,734
Qualys, Inc.*	122,200	2,613,858
RealPage, Inc.*	101,660	2,354,446

		5,226,038

Total Information Technology		21,447,157

Materials - 1.6%
Chemicals - 0.8%
Tronox Ltd. - Class A	82,280	2,013,392

Metals & Mining - 0.8%
Noranda Aluminum Holding Corp.	738,270	1,816,144

Total Materials		3,829,536

Utilities - 1.8%
Independent Power Producers & Energy Traders - 1.8%
Dynegy, Inc.*	212,890	4,113,035

TOTAL COMMON STOCKS (Identified Cost $200,278,362)		226,435,233

SHORT-TERM INVESTMENT - 4.8%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.04% (Identified Cost $11,154,440)	11,154,440	11,154,440

TOTAL INVESTMENTS - 102.5% (Identified Cost $211,432,802)		237,589,673
LIABILITIES, LESS OTHER ASSETS - (2.5%)		(5,826,310)

NET ASSETS - 100%		$231,763,363

ADR - American Depository Receipt

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Traded on Canadian Stock Exchange.

3 Rate shown is the current yield as of September 30, 2013.

4

Investment Portfolio - September 30, 2013

(unaudited)

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$211,432,802
Unrealized appreciation	45,229,697
Unrealized depreciation	(19,072,826)

Net unrealized appreciation	$26,156,871

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$69,578,362	$53,960,645	$15,617,717	$—
Consumer Staples	6,953,861	1,446,937	5,506,924	—
Energy	26,295,489	23,689,059	2,606,430	—
Financials	32,855,200	26,306,514	6,548,686	—
Health Care	31,751,691	25,424,834	6,326,857	—
Industrials	29,610,902	26,595,473	3,015,429	—
Information Technology	21,447,157	21,447,157	—	—
Materials	3,829,536	3,829,536	—	—
Utilities	4,113,035	4,113,035	—	—
Mutual fund	11,154,440	11,154,440	—	—

Total assets	$237,589,673	$197,967,630	$39,622,043	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or September 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - September 30, 2013

(unaudited)

TECHNOLOGY SERIES	SHARES	VALUE

COMMON STOCKS - 98.2%
Consumer Discretionary - 12.4%
Automobiles - 1.8%
Tesla Motors, Inc.*	17,700	$3,423,534

Internet & Catalog Retail - 7.6%
Amazon.com, Inc.*	19,000	5,940,160
HomeAway, Inc.*	157,000	4,396,000
Shutterfly, Inc.*	70,000	3,911,600

		14,247,760

Media - 3.0%
DIRECTV*	92,000	5,497,000

Total Consumer Discretionary		23,168,294

Health Care - 2.9%
Health Care Technology - 2.9%
Cerner Corp.*	102,000	5,360,100

Information Technology - 79.8%
Communications Equipment - 17.9%
F5 Networks, Inc.*	65,000	5,574,400
Juniper Networks, Inc.*	363,000	7,209,180
Polycom, Inc.*	660,770	7,215,608
Qualcomm, Inc.	132,000	8,891,520
Riverbed Technology, Inc.*	320,000	4,668,800

		33,559,508

Computers & Peripherals - 7.6%
Apple, Inc.	12,170	5,802,047
EMC Corp.	331,000	8,460,360

		14,262,407

Electronic Equipment, Instruments & Components - 2.7%
Rofin-Sinar Technologies, Inc.*	211,000	5,108,310

Internet Software & Services - 21.3%
eBay, Inc.*	107,000	5,969,530
Google, Inc. - Class A*	7,740	6,779,544
LinkedIn Corp. - Class A*	33,600	8,267,616
LogMeIn, Inc.*	208,000	6,458,400
SciQuest, Inc.*	250,294	5,621,603
Tencent Holdings Ltd. (China)[1]	127,000	6,678,751

		39,775,444

IT Services - 4.8%
Amdocs Ltd. - ADR	142,000	5,202,880
VeriFone Systems, Inc.*	167,000	3,817,620

		9,020,500

1

Investment Portfolio - September 30, 2013

(unaudited)

TECHNOLOGY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment - 5.4%
Kulicke & Soffa Industries, Inc. (Singapore)*	330,000	$3,811,500
Silicon Motion Technology Corp. - ADR (Taiwan)	72,300	944,238
Skyworks Solutions, Inc.*	215,000	5,340,600

		10,096,338

Software - 20.1%
AutoNavi Holdings Ltd. - ADR (China)*	259,000	3,861,690
Electronic Arts, Inc.*	352,200	8,998,710
Fortinet, Inc.*	261,350	5,294,951
MICROS Systems, Inc.*	109,000	5,443,460
Qualys, Inc.*	294,000	6,288,660
RealPage, Inc.*	334,881	7,755,844

		37,643,315

Total Information Technology		149,465,822

Materials - 3.1%
Chemicals - 3.1%
Monsanto Co.	56,000	5,844,720

TOTAL COMMON STOCKS (Identified Cost $142,937,648)		183,838,936

SHORT-TERM INVESTMENT - 3.0%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.04% (Identified Cost $5,639,041)	5,639,041	5,639,041

TOTAL INVESTMENTS - 101.2% (Identified Cost $148,576,689)		189,477,977
LIABILITIES, LESS OTHER ASSETS - (1.2%)		(2,193,646)

NET ASSETS - 100%		$187,284,331

ADR - American Depository Receipt

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Rate shown is the current yield as of September 30, 2013.

2

Investment Portfolio - September 30, 2013

(unaudited)

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$148,576,689
Unrealized appreciation	44,117,214
Unrealized depreciation	(3,215,926)

Net unrealized appreciation	$40,901,288

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$23,168,294	$23,168,294	$—	$—
Health Care	5,360,100	5,360,100	—	—
Information Technology	149,465,822	142,787,071	6,678,751	—
Materials	5,844,720	5,844,720	—	—
Mutual fund	5,639,041	5,639,041	—	—

Total assets	$189,477,977	$182,799,226	$6,678,751	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or September 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

3

Investment Portfolio - September 30, 2013

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 95.5%
Consumer Discretionary - 15.6%
Auto Components - 2.8%
F.C.C. Co. Ltd. (Japan)[1]	158,000	$3,653,817
Hankook Tire Co. Ltd. (South Korea)[1]	145,591	8,319,042
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	168,000	4,303,653
Nissin Kogyo Co. Ltd. (Japan)[1]	226,000	4,303,272

		20,579,784

Automobiles - 0.8%
Hero Motocorp Ltd. (India)[1]	87,000	2,792,988
Maruti Suzuki India Ltd. (India)[1]	124,940	2,714,151

		5,507,139

Hotels, Restaurants & Leisure - 0.6%
Indian Hotels Co. Ltd. (India)[1]	5,361,450	4,106,406

Household Durables - 1.0%
LG Electronics, Inc. (South Korea)[1]	74,000	4,903,454
Rodobens Negocios Imobiliarios S.A. (Brazil)	367,000	2,407,697

		7,311,151

Leisure Equipment & Products - 0.5%
Nikon Corp. (Japan)[1]	224,000	3,926,463

Media - 5.4%
Mediaset Espana Comunicacion S.A. (Spain)*[1]	2,208,600	25,439,368
Reed Elsevier plc - ADR (United Kingdom)	60,311	3,251,366
Societe Television Francaise 1 (France)[1]	327,530	5,700,470
ZON OPTIMUS SGPS S.A. (Portugal)[1]	945,000	5,623,353

		40,014,557

Specialty Retail - 2.2%
Belle International Holdings Ltd. (Hong Kong)[1]	4,300,000	6,252,034
Groupe Fnac S.A. (France)*[1]	3,891	103,864
Hennes & Mauritz AB - Class B (Sweden)[1]	129,000	5,604,596
Komeri Co. Ltd. (Japan)[1]	188,800	4,633,864

		16,594,358

Textiles, Apparel & Luxury Goods - 2.3%
Daphne International Holdings Ltd. (China)[1]	6,600,000	4,030,930
Hugo Boss AG (Germany)[1]	47,000	6,078,373
Kering (France)[1]	31,130	6,976,284

		17,085,587

Total Consumer Discretionary		115,125,445

Consumer Staples - 18.6%
Beverages - 6.4%
Carlsberg A/S - Class B (Denmark)[1]	80,000	8,245,031

1

Investment Portfolio - September 30, 2013

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Beverages (continued)
Cia de Bebidas das Americas (AmBev) - ADR (Brazil)	270,000	$10,354,500
Diageo plc (United Kingdom)[1]	322,810	10,261,357
Kirin Holdings Co. Ltd. (Japan)[1]	600,000	8,760,103
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	1,300,000	9,898,938

		47,519,929

Food & Staples Retailing - 2.2%
Carrefour S.A. (France)[1]	169,962	5,829,658
Casino Guichard-Perrachon S.A. (France)[1]	34,170	3,522,284
Tesco plc (United Kingdom)[1]	1,217,410	7,077,481

		16,429,423

Food Products - 6.4%
Barry Callebaut AG (Switzerland)[1]	4,400	4,417,759
Charoen Pokphand Foods PCL (Thailand)[1]	3,841,800	2,951,744
Danone S.A. (France)[1]	107,012	8,057,336
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	2,604,000	8,045,056
Nestle S.A. (Switzerland)[1]	105,220	7,337,424
Unilever plc - ADR (United Kingdom)	420,230	16,212,473

		47,021,792

Household Products - 1.6%
Reckitt Benckiser Group plc (United Kingdom)[1]	164,270	12,010,674

Personal Products - 0.8%
Kao Corp. (Japan)[1]	188,000	5,871,020

Tobacco - 1.2%
Gudang Garam Tbk PT (Indonesia)[1]	730,000	2,206,141
Swedish Match AB (Sweden)[1]	191,000	6,738,421

		8,944,562

Total Consumer Staples		137,797,400

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Petroleo Brasileiro S.A. - ADR (Brazil)	240,000	4,015,200
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	3,051,101
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	6,043,653
Statoil ASA (Norway)[1]	237,000	5,383,030

Total Energy		18,492,984

Financials - 8.7%
Capital Markets - 1.1%
Daiwa Securities Group, Inc. (Japan)[1]	830,000	7,490,462
OSK Holdings Berhad (Malaysia)[1]	2,141,737	1,083,418

		8,573,880

2

Investment Portfolio - September 30, 2013

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Commercial Banks - 2.2%
Hong Leong Financial Group Berhad (Malaysia)[1]	1,462,800	$6,514,047
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	1,907,000	9,477,917

		15,991,964

Insurance - 3.9%
Allianz SE (Germany)[1]	40,870	6,430,015
AXA S.A. (France)[1]	211,372	4,905,698
Mapfre S.A. (Spain)[1]	1,877,000	6,718,925
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	40,610	7,938,518
Zurich Insurance Group AG (Switzerland)[1]	10,500	2,706,783

		28,699,939

Real Estate Investment Trusts (REITS) - 1.0%
Alstria Office REIT AG (Germany)[1]	595,480	7,402,616

Thrifts & Mortgage Finance - 0.5%
Aareal Bank AG (Germany)*[1]	115,790	3,618,750

Total Financials		64,287,149

Health Care - 10.3%
Health Care Equipment & Supplies - 1.6%
Carl Zeiss Meditec AG (Germany)[1]	232,000	6,928,201
Straumann Holding AG (Switzerland)[1]	25,776	4,683,305

		11,611,506

Health Care Providers & Services - 1.9%
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	200,000	6,476,000
Odontoprev S.A. (Brazil)	726,000	3,206,940
Qualicorp S.A. (Brazil)*	529,000	4,811,912

		14,494,852

Life Sciences Tools & Services - 0.5%
Gerresheimer AG (Germany)[1]	58,000	3,472,386

Pharmaceuticals - 6.3%
AstraZeneca plc - ADR (United Kingdom)	229,150	11,899,759
AstraZeneca plc (United Kingdom)[1]	27,960	1,453,510
Bayer AG (Germany)[1]	100,000	11,793,089
GlaxoSmithKline plc (United Kingdom)[1]	172,980	4,349,216
Novartis AG - ADR (Switzerland)	49,000	3,758,790
Shire plc (Ireland)[1]	195,160	7,807,357
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	140,000	5,289,200

		46,350,921

Total Health Care		75,929,665

3

Investment Portfolio - September 30, 2013

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials - 17.1%
Airlines - 0.8%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	1,145,400	$5,601,006

Commercial Services & Supplies - 1.7%
Aggreko plc (United Kingdom)[1]	258,600	6,710,716
Taiwan Secom Co. Ltd. (Taiwan)[1]	777,210	1,858,664
Tomra Systems ASA (Norway)[1]	413,280	3,883,145

		12,452,525

Construction & Engineering - 0.5%
Larsen & Toubro Ltd. (India)[1]	309,405	3,903,851

Electrical Equipment - 3.9%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	342,000	8,067,780
Alstom S.A. (France)[1]	295,560	10,519,073
Bharat Heavy Electricals Ltd. (India)[1]	150,400	330,472
Schneider Electric S.A. (France)[1]	66,000	5,584,767
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	4,323,843

		28,825,935

Industrial Conglomerates - 3.9%
Siemens AG (Germany)[1]	237,600	28,654,164

Machinery - 2.8%
Andritz AG (Austria)[1]	123,000	7,238,523
FANUC Corp. (Japan)[1]	71,000	11,766,622
Jain Irrigation Systems Ltd. (India)[1]	2,125,900	1,966,478
Jain Irrigation Systems Ltd. - DVR (India)[1]	44,872	18,085

		20,989,708

Professional Services - 1.0%
Experian plc (United Kingdom)[1]	405,980	7,729,804

Trading Companies & Distributors - 1.0%
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	519,400	7,131,409

Transportation Infrastructure - 1.5%
Malaysia Airports Holdings Berhad (Malaysia)[1]	4,695,000	10,932,674

Total Industrials		126,221,076

Information Technology - 16.0%
Communications Equipment - 2.9%
Alcatel-Lucent - ADR (France)*	6,160,000	21,744,800

Electronic Equipment, Instruments & Components - 3.8%
Hitachi Ltd. (Japan)[1]	3,247,000	21,515,422
Keyence Corp. (Japan)[1]	17,209	6,547,917

		28,063,339

4

Investment Portfolio - September 30, 2013

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services - 2.3%
NAVER Corp. (South Korea)[1]	16,403	$8,496,751
NetEase.com, Inc. - ADR (China)	55,000	3,993,550
Tencent Holdings Ltd. (China)[1]	88,400	4,648,831

		17,139,132

Office Electronics - 0.4%
Canon, Inc. (Japan)[1]	95,000	3,041,837

Semiconductors & Semiconductor Equipment - 2.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	12,260	15,594,644

Software - 4.5%
Aveva Group plc (United Kingdom)[1]	96,562	4,060,347
SAP AG (Germany)[1]	239,440	17,707,803
Temenos Group AG (Switzerland)[1]	307,000	7,551,367
Totvs S.A. (Brazil)	227,800	3,838,979

		33,158,496

Total Information Technology		118,742,248

Materials - 3.5%
Chemicals - 3.5%
BASF SE (Germany)[1]	76,100	7,298,021
Linde AG (Germany)[1]	92,500	18,330,568

Total Materials		25,628,589

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 3.2%
Telefonica S.A. - ADR (Spain)*	707,000	10,944,360
Telenor ASA - ADR (Norway)[1]	184,380	12,672,437

Total Telecommunication Services		23,616,797

TOTAL COMMON STOCKS (Identified Cost $609,305,434)		705,841,353

SHORT-TERM INVESTMENT - 4.5%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.04%, (Identified Cost $33,549,963)	33,549,963	33,549,963

TOTAL INVESTMENTS - 100.0% (Identified Cost $642,855,397)		739,391,316
LIABILITIES, LESS OTHER ASSETS - 0.0%**		(176,588)

NET ASSETS - 100%		$739,214,728

ADR - America depository Receipt

DVR - Differential Voting Rights

*Non-income producing security.

5

Investment Portfolio - September 30, 2013

(unaudited)

**Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2013.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Germany 17.9%; Japan 12.9%; United Kingdom 11.5%.

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$642,855,397
Unrealized appreciation	144,330,468
Unrealized depreciation	(47,794,549)

Net unrealized appreciation	$96,535,919

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$115,125,445	$5,659,063	$109,466,382	$—
Consumer Staples	137,797,400	34,612,029	103,185,371	—
Energy	18,492,984	10,058,853	8,434,131	—
Financials	64,287,149	—	64,287,149	—
Health Care	75,929,665	35,442,601	40,487,064	—
Industrials	126,221,076	20,800,195	105,420,881	—
Information Technology	118,742,248	29,577,329	89,164,919	—
Materials	25,628,589	—	25,628,589	—
Telecommunication Services	23,616,797	10,944,360	12,672,437	—
Mutual fund	33,549,963	33,549,963	—	—

Total assets	$739,391,316	$180,644,393	$558,746,923	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or September 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

6

Investment Portfolio - September 30, 2013

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - September 30, 2013

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 95.4%
Consumer Discretionary - 14.3%
Automobiles - 1.6%
Toyota Motor Corp. (Japan)[1]	1,962,600	$125,876,353

Diversified Consumer Services - 0.8%
Anhanguera Educacional Participacoes S.A. (Brazil)	10,061,040	59,876,875

Hotels, Restaurants & Leisure - 2.7%
Accor S.A. (France)[1]	4,899,120	203,583,688

Internet & Catalog Retail - 0.7%
Ocado Group plc (United Kingdom)*[1]	8,517,425	54,604,186

Media - 5.1%
British Sky Broadcasting Group plc (United Kingdom)[1]	15,070,270	212,257,343
Grupo Televisa S.A.B. - ADR (Mexico)	1,456,427	40,707,135
ProSiebenSat.1 Media AG (Germany)[1]	971,860	41,284,131
Societe Television Francaise 1 (France)[1]	5,651,420	98,359,694

		392,608,303

Multiline Retail - 1.1%
Marks & Spencer Group plc (United Kingdom)[1]	10,731,120	86,226,772

Textiles, Apparel & Luxury Goods - 2.3%
Adidas AG (Germany)[1]	855,670	92,816,008
Burberry Group plc (United Kingdom)[1]	68,851	1,821,890
Lululemon Athletica, Inc. (Canada)*	1,152,330	84,223,800

		178,861,698

Total Consumer Discretionary		1,101,637,875

Consumer Staples - 21.0%
Beverages - 5.7%
Anheuser-Busch InBev N.V. (Belgium)[1]	1,283,990	127,368,921
Carlsberg A/S - Class B (Denmark)[1]	767,750	79,126,534
Cia de Bebidas das Americas (AmBev) - ADR (Brazil)	3,304,450	126,725,658
SABMiller plc (United Kingdom)[1]	2,059,650	104,759,370

		437,980,483

Food & Staples Retailing - 7.1%
Carrefour S.A. (France)[1]	5,026,155	172,395,988
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	2,641,760	22,903,128
Koninklijke Ahold N.V. (Netherlands)[1]	5,610,610	97,205,029
Tesco plc (United Kingdom)[1]	43,309,300	251,781,025

		544,285,170

Food Products - 5.9%
Charoen Pokphand Foods PCL (Thailand)[1]	78,680,260	60,451,872
Danone S.A. (France)[1]	2,051,970	154,500,532
Nestle S.A. (Switzerland)[1]	2,305,740	160,788,749

1

Investment Portfolio - September 30, 2013

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Unilever plc - ADR (United Kingdom)	2,064,980	$79,666,928

		455,408,081

Personal Products - 0.7%
Beiersdorf AG (Germany)[1]	646,756	57,423,819

Tobacco - 1.6%
Imperial Tobacco Group plc (United Kingdom)[1]	2,191,940	81,031,065
Swedish Match AB (Sweden)[1]	1,251,350	44,147,244

		125,178,309

Total Consumer Staples		1,620,275,862

Energy - 17.3%
Energy Equipment & Services - 8.0%
CGG (France)*[1]	5,087,030	117,266,908
Petroleum Geo-Services ASA (Norway)[1]	2,974,260	36,765,315
Schlumberger Ltd. (United States)	4,408,680	389,550,965
Trican Well Service Ltd. (Canada)	5,492,310	74,702,454

		618,285,642

Oil, Gas & Consumable Fuels - 9.3%
Cameco Corp. (Canada)	6,593,280	119,140,570
Encana Corp. (Canada)	11,450,780	198,442,017
Petroleo Brasileiro S.A. - ADR (Brazil)	7,771,850	130,023,051
Talisman Energy, Inc. (Canada)	20,055,840	230,144,196
Whitehaven Coal Ltd. (Australia)*[1]	18,790,150	35,270,303

		713,020,137

Total Energy		1,331,305,779

Financials - 3.4%
Commercial Banks - 1.5%
HSBC Holdings plc (United Kingdom)[1]	10,619,200	114,935,994

Insurance - 1.3%
Admiral Group plc (United Kingdom)[1]	4,921,290	98,167,188

Real Estate Investment Trusts (REITS) - 0.6%
Land Securities Group plc (United Kingdom)[1]	3,197,060	47,522,197

Total Financials		260,625,379

Health Care - 9.9%
Health Care Equipment & Supplies - 3.2%
BioMerieux (France)[1]	306,355	29,674,799
GN Store Nord A/S (Denmark)[1]	1,380,854	29,077,002
Mindray Medical International Ltd. - ADR (China)	2,425,431	94,325,012
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	42,876,587	42,093,012

2

Investment Portfolio - September 30, 2013

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Sonova Holding AG (Switzerland)[1]	406,200	$50,549,110

		245,718,935

Health Care Providers & Services - 2.9%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	1,573,080	102,273,861
Life Healthcare Group Holdings Ltd. (South Africa)[1]	14,289,814	50,864,385
Sonic Healthcare Ltd. (Australia)[1]	4,542,300	68,609,314

		221,747,560

Life Sciences Tools & Services - 2.3%
Lonza Group AG (Switzerland)[1]	813,071	66,591,754
QIAGEN N.V. (Netherlands)*[1]	5,285,240	113,781,111

		180,372,865

Pharmaceuticals - 1.5%
Novo Nordisk A/S - Class B (Denmark)[1]	688,490	116,605,699

Total Health Care		764,445,059

Industrials - 10.5%
Airlines - 3.1%
Latam Airlines Group S.A. - ADR (Chile)	1,348,123	20,329,695
Ryanair Holdings plc - ADR (Ireland)	4,462,988	221,989,023

		242,318,718

Commercial Services & Supplies - 0.5%
Aggreko plc (United Kingdom)[1]	1,574,850	40,867,636

Electrical Equipment - 1.5%
Nexans S.A. (France)[1]	1,190,825	72,188,748
Schneider Electric S.A. (France)[1]	493,513	41,759,923

		113,948,671

Machinery - 2.4%
FANUC Corp. (Japan)[1]	958,400	158,832,823
Westport Innovations, Inc. - ADR (Canada)*	1,081,790	26,168,500

		185,001,323

Marine - 0.8%
D/S Norden A/S (Denmark)[1]	321,220	13,544,631
Diana Shipping, Inc. - ADR (Greece)*	1,146,850	13,842,480
Nippon Yusen Kabushiki Kaisha (Japan)[1]	7,471,000	23,692,416
Pacific Basin Shipping Ltd. (Hong Kong)[1]	19,318,086	13,168,270

		64,247,797

Trading Companies & Distributors - 1.6%
Brenntag AG (Germany)[1]	725,820	120,831,313

3

Investment Portfolio - September 30, 2013

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Transportation Infrastructure - 0.6%
Groupe Eurotunnel S.A. (France)[1]	4,854,990	$44,243,548

Total Industrials		811,459,006

Information Technology - 6.0%
Internet Software & Services - 1.2%
Tencent Holdings Ltd. (China)[1]	1,710,559	89,955,884

IT Services - 2.5%
Amdocs Ltd. - ADR (United States)	5,189,593	190,146,688
Wirecard AG (Germany)[1]	122,434	4,187,592

		194,334,280

Semiconductors & Semiconductor Equipment - 2.3%
Tokyo Electron Ltd. (Japan)[1]	3,314,898	178,339,115

Total Information Technology		462,629,279

Materials - 8.8%
Chemicals - 2.6%
Johnson Matthey plc (United Kingdom)[1]	298,312	13,555,636
Syngenta AG (Switzerland)[1]	304,370	124,398,150
Umicore S.A. (Belgium)[1]	1,291,790	62,727,935

		200,681,721

Construction Materials - 3.5%
CRH plc (Ireland)[1]	6,095,837	146,411,083
Holcim Ltd. (Switzerland)[1]	1,668,710	124,415,191

		270,826,274

Metals & Mining - 2.7%
Alumina Ltd. (Australia)*[1]	76,172,730	72,789,807
Norsk Hydro ASA (Norway)[1]	21,758,106	90,242,369
ThyssenKrupp AG (Germany)*[1]	1,821,810	43,628,749

		206,660,925

Total Materials		678,168,920

Telecommunication Services - 4.2%
Diversified Telecommunication Services - 3.2%
Telenor ASA (Norway)[1]	3,532,180	80,722,459
Vivendi S.A. (France)[1]	5,266,730	121,152,004
Ziggo N.V. (Netherlands)[1]	1,063,400	43,091,394

		244,965,857

4

Investment Portfolio - September 30, 2013

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Telecommunication Services (continued)
Wireless Telecommunication Services - 1.0%
America Movil SAB de C.V. - Class L - ADR (Mexico)	4,022,390	$79,683,546

Total Telecommunication Services		324,649,403

TOTAL COMMON STOCKS (Identified Cost $6,712,916,815)		7,355,196,562

SHORT-TERM INVESTMENT - 3.9%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.04%, (Identified Cost $300,262,250)	300,262,250	300,262,250

TOTAL INVESTMENTS - 99.3% (Identified Cost $7,013,179,065)		7,655,458,812
OTHER ASSETS, LESS LIABILITIES - 0.7%		55,695,476

NET ASSETS - 100%		$7,711,154,288

ADR - American Depository Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2013.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 15.4%; France 13.7%.

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$7,021,203,962
Unrealized appreciation	912,528,232
Unrealized depreciation	(278,273,382)

Net unrealized appreciation	$634,254,850

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - September 30, 2013

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$1,101,637,875	$184,807,810	$916,830,065	$—
Consumer Staples	1,620,275,862	206,392,586	1,413,883,276	—
Energy	1,331,305,779	1,142,003,253	189,302,526	—
Financials	260,625,379	—	260,625,379	—
Health Care	764,445,059	94,325,012	670,120,047	—
Industrials	811,459,006	282,329,698	529,129,308	—
Information Technology	462,629,279	190,146,688	272,482,591	—
Materials	678,168,920	—	678,168,920	—
Telecommunication Services	324,649,403	79,683,546	244,965,857	—
Mutual fund	300,262,250	300,262,250	—	—

Total assets	$7,655,458,812	$2,479,950,843	$5,175,507,969	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or September 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 89.4%
Albany County, Public Impt., G.O. Bond	4.000%	6/1/2026	Aa3	$500,000	$513,290
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2016	AA2	505,000	571,832
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA2	950,000	1,109,220
Amherst Central School District, G.O. Bond	2.000%	8/1/2014	Aa3	500,000	506,775
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2	300,000	335,541
Bay Shore Union Free School District, G.O. Bond	4.000%	8/15/2014	Aa2	510,000	525,596
Beacon, Public Impt., Series A, G.O. Bond	4.000%	8/15/2014	Aa3	400,000	411,696
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa1	500,000	478,505
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2014	AAA[2]	350,000	354,585
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2015	AAA[2]	275,000	282,997
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2033	AA2	335,000	347,489
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2035	AA2	425,000	437,818
Binghamton, Public Impt., G.O. Bond	4.000%	9/15/2024	A2	505,000	518,872
Briarcliff Manor, Public Impt., Series A, G.O. Bond	2.000%	9/1/2014	Aa2	260,000	263,957
Brookhaven, G.O. Bond, AMBAC	5.000%	6/1/2014	Aa2	200,000	206,548
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1	525,000	567,751
Buffalo, Public Impt., Series A, G.O. Bond	3.000%	4/1/2023	A1	400,000	392,296
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	A1	405,000	406,754
Cayuga County, Public Impt., G.O. Bond, AGM	3.250%	4/1/2026	A1	670,000	671,327
Chautauqua County, Public Impt., G.O. Bond	4.250%	1/15/2027	A2	665,000	686,912
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2	500,000	466,980
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2	250,000	277,397
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2	500,000	552,035
Clarkstown, Public Impt., G.O. Bond	2.000%	10/15/2014	AAA[2]	675,000	687,373
Cleveland Hill Union Free School District, G.O. Bond, AGM	3.750%	6/15/2025	A2	475,000	493,506
Clifton Park Water Authority, Revenue Bond	4.250%	10/1/2029	A2	250,000	257,205
Connetquot Central School District of Islip, G.O. Bond	4.000%	7/15/2014	Aa2	390,000	401,614
Copiague Union Free School District, G.O. Bond	2.000%	5/1/2015	Aa3	500,000	512,235
Cortland County, Public Impt., G.O. Bond, AGM	3.000%	8/15/2030	AA2	215,000	184,496
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2014	Aa1	235,000	246,184
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2015	Aa1	250,000	272,757
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	315,000	329,446
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	360,000	374,569
East Irondequoit Central School District, G.O. Bond	2.250%	6/15/2014	Aa2	580,000	586,809
East Islip Union Free School District, Series A, G.O. Bond	4.000%	6/15/2015	AA2	345,000	365,017
Erie County Water Authority, Revenue Bond	5.000%	12/1/2013	Aa2	400,000	403,188

1

Investment Portfolio - September 30, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Erie County Water Authority, Revenue Bond, NATL	5.000%	12/1/2037	Aa2	$625,000	$640,544
Erie County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2025	A2	200,000	221,246
Erie County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2026	A2	215,000	235,442
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA2	500,000	580,080
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA2	250,000	261,233
Gates Chili Central School District, G.O. Bond	1.000%	6/15/2014	Aa3	460,000	461,822
Greece Central School District, G.O. Bond, AGM	5.000%	6/15/2015	Aa3	500,000	539,815
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3	2,675,000	2,900,021
Greenburgh, Public Impt., G.O. Bond	4.750%	5/15/2014	Aaa	250,000	257,025
Greene County, Public Impt., G.O. Bond	1.500%	3/15/2014	Aa3	505,000	507,217
Greene County, Public Impt., G.O. Bond	3.000%	12/15/2014	Aa3	595,000	612,535
Hauppauge Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa2	585,000	603,737
Hempstead, Public Impt., G.O. Bond	3.000%	8/15/2032	A2	465,000	377,315
Hempstead, Public Impt., Series B, G.O. Bond	2.500%	8/1/2014	Aaa	280,000	285,650
Horseheads Central School District, G.O. Bond	2.000%	6/15/2015	Aa3	540,000	551,059
Huntington, G.O. Bond, AMBAC	5.500%	4/15/2014	Aaa	415,000	426,977
Huntington, Public Impt., G.O. Bond	2.000%	6/15/2014	Aaa	570,000	577,034
Huntington, Public Impt., G.O. Bond	3.000%	7/15/2015	Aaa	925,000	967,439
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2	500,000	481,565
Ithaca City School District, G.O. Bond	3.000%	7/1/2014	AA2	675,000	688,331
Ithaca City School District, G.O. Bond, AGC	3.000%	7/1/2014	A3	330,000	336,517
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A1	200,000	208,414
Johnson City Central School District, Prerefunded Balance, G.O. Bond, NATL	4.375%	6/15/2028	A2	1,000,000	1,029,540
Katonah-Lewisboro Union Free School District, Series C, G.O. Bond, NATL	5.000%	11/1/2014	Aa2	1,000,000	1,052,840
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	A1	450,000	451,359
Long Beach City School District, G.O. Bond	3.000%	5/1/2014	Aa2	500,000	507,900
Long Island Power Authority, Electric Systems, Series A, Revenue Bond	5.750%	4/1/2039	Baa1	675,000	723,127
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, NATL	4.500%	5/1/2028	Baa1	1,880,000	1,884,775
Mahopac Central School District, Series A, G.O. Bond	4.000%	6/1/2014	Aa2	945,000	967,859
Mamaroneck Union Free School District, G.O. Bond	3.500%	6/15/2025	Aaa	1,000,000	1,036,570
Manhasset Union Free School District, G.O. Bond	4.000%	9/15/2014	Aaa	655,000	678,868
Marlboro Central School District, G.O. Bond, AGC	4.000%	12/15/2026	AA2	500,000	511,880
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Revenue Bond	5.000%	11/15/2034	AA2	1,000,000	1,041,670
Metropolitan Transportation Authority, Series B, Revenue Bond, AGM	4.500%	11/15/2032	A2	500,000	501,135
Miller Place Union Free School District, G.O. Bond	4.000%	2/15/2027	Aa2	265,000	269,569
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2014	AA2	225,000	227,646
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2015	AA2	200,000	205,506

2

Investment Portfolio - September 30, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2016	Aa2	$310,000	$342,975
Monroe County Water Authority, Revenue Bond	5.000%	8/1/2019	Aa2	455,000	534,625
Monroe County Water Authority, Revenue Bond	4.250%	8/1/2030	Aa2	405,000	413,659
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2035	Aa2	275,000	279,845
Monroe County, Public Impt., G.O. Bond, AGM	3.000%	6/1/2022	A2	500,000	492,450
Nassau County, Public Impt., Series C, G.O. Bond	4.000%	10/1/2026	A2	1,000,000	1,008,060
Nassau County, Public Impt., Series C, G.O. Bond, AGC	5.000%	10/1/2028	A2	1,000,000	1,061,660
New Rochelle City School District, G.O. Bond	4.000%	12/15/2014	Aa2	600,000	627,072
New York City Municipal Water Finance Authority, Series AA, Revenue Bond	5.000%	6/15/2021	Aa2	545,000	618,651
New York City Municipal Water Finance Authority, Series C, Revenue Bond	5.000%	6/15/2014	Aa1	250,000	258,530
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa1	1,250,000	1,254,187
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa1	1,000,000	1,001,970
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1	1,000,000	1,109,070
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa1	500,000	500,730
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series EE, Revenue Bond	2.500%	6/15/2014	Aa2	450,000	457,231
New York City Transitional Finance Authority Future Tax Secured, Series D, Unrefunded Balance, Revenue Bond	5.000%	11/1/2015	Aa1	1,650,000	1,809,060
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries F-1, Revenue Bond	5.000%	2/1/2019	Aa1	1,500,000	1,752,675
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond	5.250%	2/1/2014	WR3	730,000	742,425
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond	5.250%	2/1/2017	WR3	1,390,000	1,413,561
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond, XLCA	5.000%	2/1/2019	Aaa	1,705,000	1,732,468
New York City, Public Impt., Prerefunded Balance, Series D, G.O. Bond	5.250%	10/15/2017	Aa2	1,950,000	1,954,115
New York City, Public Impt., Prerefunded Balance, Subseries F-1, G.O. Bond, XLCA	5.000%	9/1/2019	WR3	490,000	533,414
New York City, Public Impt., Series A, Prerefunded Balance, G.O. Bond	5.000%	8/1/2019	WR3	2,765,000	2,999,997

3

Investment Portfolio - September 30, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City, Public Impt., Subseries D-1, G.O. Bond	5.000%	10/1/2018	Aa2	$915,000	$1,062,919
New York City, Public Impt., Subseries H-A, Prerefunded Balance, G.O. Bond	5.000%	3/1/2015	WR3	420,000	447,859
New York City, Public Impt., Subseries H-A, Unrefunded Balance, G.O. Bond	5.000%	3/1/2015	AA2	580,000	618,471
New York City, Public Impt., Unrefunded Balance, Subseries F-1, G.O. Bond, XLCA	5.000%	9/1/2019	Aa2	10,000	10,829
New York City, Series A, G.O. Bond, AGM	5.000%	8/1/2015	Aa2	205,000	222,679
New York City, Series D, Prerefunded Balance, G.O. Bond	5.250%	8/1/2014	WR3	245,000	255,366
New York City, Series D, Unrefunded Balance, G.O. Bond	5.250%	8/1/2014	Aa2	1,145,000	1,193,033
New York City, Series E, G.O. Bond	5.000%	8/1/2017	Aa2	2,000,000	2,287,860
New York City, Series H, G.O. Bond	4.000%	8/1/2017	Aa2	1,800,000	1,991,718
New York Local Government Assistance Corp., Series A, Revenue Bond	5.000%	4/1/2015	AAA[2]	1,000,000	1,071,600
New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa2	220,000	248,123
New York Power Authority, Series A, Revenue Bond, FGIC	5.000%	11/15/2016	Aa2	900,000	986,760
New York Power Authority, Series C, Revenue Bond, NATL	5.000%	11/15/2017	Aa2	500,000	581,645
New York State Dormitory Authority, Columbia University, Revenue Bond	5.000%	7/1/2038	Aaa	900,000	944,604
New York State Dormitory Authority, Cornell University, Series C, Revenue Bond	5.000%	7/1/2037	Aa1	1,000,000	1,063,360
New York State Dormitory Authority, New York University, Series A, Revenue Bond	5.000%	7/1/2039	Aa3	1,000,000	1,030,810
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.000%	10/1/2025	A1	1,500,000	1,533,120
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.375%	10/1/2030	A1	1,500,000	1,507,635
New York State Dormitory Authority, Series B, Revenue Bond	5.000%	3/15/2019	AAA[2]	1,000,000	1,170,970
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.400%	10/1/2030	A1	140,000	140,923
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.750%	10/1/2040	A1	1,360,000	1,362,407
New York State Dormitory Authority, University of Rochester, Series A, Revenue Bond	5.125%	7/1/2039	Aa3	1,000,000	1,041,620
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa	1,000,000	1,004,010
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aaa	1,500,000	1,480,995

4

Investment Portfolio - September 30, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa	$90,000	$90,992
New York State Environmental Facilities Corp., Series A, Revenue Bond	5.000%	6/15/2017	Aaa	1,000,000	1,152,690
New York State Environmental Facilities Corp., Water Utility Impt., Series E, Revenue Bond	4.000%	11/15/2018	Aaa	500,000	560,230
New York State Municipal Bond Bank Agency, Subseries A1, Revenue Bond	4.000%	12/15/2014	AA2	250,000	260,720
New York State Municipal Bond Bank Agency, Subseries B1, Revenue Bond	4.125%	12/15/2029	A2	420,000	420,664
New York State Municipal Bond Bank Agency, Subseries B1, Revenue Bond	4.500%	12/15/2034	A2	215,000	215,912
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2	2,000,000	1,980,660
New York State Thruway Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	3/15/2017	Aa2	260,000	271,973
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2015	AAA[2]	500,000	534,655
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A1	525,000	577,647
New York State Thruway Authority, Series A, Revenue Bond	5.000%	3/15/2015	AAA[2]	500,000	534,655
New York State Thruway Authority, Series A, Revenue Bond	5.000%	3/15/2020	AAA[2]	550,000	647,801
New York State Thruway Authority, Series B, Revenue Bond, AMBAC	5.000%	4/1/2019	AA2	2,500,000	2,708,975
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, AGM	5.250%	1/1/2014	Aa3	175,000	177,245
New York State Urban Development Corp., Public Impt., Series A-2, Revenue Bond, AMBAC	5.500%	3/15/2017	AAA[2]	505,000	583,957
New York State, Series C, G.O. Bond	5.000%	4/15/2014	Aa2	645,000	662,318
New York State, Series C, G.O. Bond	5.000%	9/1/2014	Aa2	1,000,000	1,045,400
New York State, Series C, G.O. Bond	4.000%	2/1/2027	Aa2	600,000	622,422
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3	500,000	494,125
Niagara-Wheatfield Central School District, G.O. Bond, NATL	4.125%	2/15/2019	A2	610,000	659,514
Niagara-Wheatfield Central School District, G.O. Bond, NATL	4.125%	2/15/2020	A2	850,000	909,160
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA2	400,000	450,380
North Hempstead, G.O. Bond	3.000%	5/1/2015	Aa1	375,000	390,401
Olean, Public Impt., G.O. Bond	3.000%	8/1/2030	A1	460,000	397,362
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1	400,000	410,860

5

Investment Portfolio - September 30, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Onondaga County, Public Impt., Series A, G.O. Bond	3.000%	3/1/2015	Aa1	$1,000,000	$1,037,930
Onondaga County, Public Impt., Series A, G.O. Bond	4.500%	3/1/2028	Aa1	365,000	381,764
Ontario County, Public Impt., G.O. Bond	3.000%	4/15/2015	Aa1	200,000	207,508
Orange County, Series A, G.O. Bond	5.000%	7/15/2014	Aaa	550,000	570,861
Orange County, Series A, G.O. Bond	5.000%	7/15/2015	Aaa	500,000	541,415
Perinton, Public Impt., G.O. Bond	4.250%	12/15/2031	AA2	175,000	180,679
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1	350,000	391,163
Pittsford Central School District, G.O. Bond	4.000%	10/1/2022	Aa1	600,000	667,674
Pleasantville Union Free School District, G.O. Bond	4.000%	5/1/2015	Aa2	530,000	559,532
Pleasantville Union Free School District, G.O. Bond	4.375%	5/1/2039	Aa2	500,000	486,095
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 175, Revenue Bond	4.000%	12/1/2026	Aa3	1,000,000	1,032,930
Port Authority of New York & New Jersey, Revenue Bond	5.000%	12/1/2018	Aa3	465,000	544,929
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa3	495,000	516,582
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa3	400,000	401,464
Port Washington Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa1	500,000	516,790
Putnam County, Public Impt., G.O. Bond	2.000%	11/15/2014	Aa2	255,000	259,712
Queensbury Union Free School District, G.O. Bond	4.000%	12/15/2014	Aa2	300,000	313,089
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2031	A1	435,000	428,945
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2032	A1	510,000	498,239
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.500%	5/1/2033	A1	410,000	403,690
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3	95,000	110,626
Sachem Central School District of Holbrook, G.O. Bond, NATL	4.375%	10/15/2030	Baa1	1,000,000	1,012,910
Saratoga County Water Authority, Water Utility Impt., Revenue Bond	5.000%	9/1/2038	AA2	950,000	976,629
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.250%	7/15/2035	AA2	700,000	699,965
Saratoga Springs City School District, G.O. Bond	4.000%	6/15/2015	AA2	500,000	531,480
Scarsdale Union Free School District, G.O. Bond	4.000%	6/1/2015	Aaa	270,000	286,519
Schenectady County, Series A, G.O. Bond	2.000%	7/15/2014	Aa1	475,000	481,569
Schroon Lake Central School District, G.O. Bond, AGM	4.000%	6/15/2027	A2	490,000	509,438
Shenendehowa Central School District, G.O. Bond	2.500%	6/15/2014	AA2	280,000	283,875
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA2	475,000	530,029
Skaneateles Central School District, G.O. Bond	2.000%	6/15/2015	AA2	660,000	674,183
Skaneateles Central School District, G.O. Bond	4.000%	6/15/2015	AA2	280,000	295,999
South Country Central School District at Brookhaven, G.O. Bond, AGM	4.000%	7/15/2027	AA2	750,000	752,565

6

Investment Portfolio - September 30, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, NATL	5.375%	6/15/2018	A1	$95,000	$95,998
South Huntington Union Free School District, G.O. Bond	2.250%	3/15/2015	Aa1	250,000	256,990
South Orangetown Central School District, G.O. Bond	3.000%	8/1/2015	Aa2	230,000	239,398
Southampton Union Free School District, G.O. Bond	2.500%	6/1/2015	Aaa	950,000	983,725
Southampton, Public Impt., G.O. Bond	3.000%	4/15/2014	Aa1	525,000	532,823
Spencerport Fire District, Public Impt., G.O. Bond, AGC	4.500%	11/15/2031	AA2	290,000	302,438
Spencerport Fire District, Public Impt., G.O. Bond, AGC	4.500%	11/15/2032	AA2	250,000	259,890
St. Lawrence County, Public Impt., G.O. Bond, NATL	4.500%	5/15/2031	Baa1	1,185,000	1,177,819
St. Lawrence County, Public Impt., G.O. Bond, NATL	4.500%	5/15/2032	Baa1	1,000,000	990,000
Suffolk County Water Authority, Revenue Bond	4.000%	6/1/2022	AA2	200,000	222,656
Suffolk County Water Authority, Revenue Bond	4.000%	6/1/2024	AA2	450,000	485,082
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa1	1,160,000	1,179,163
Suffolk County Water Authority, Series A, Revenue Bond	5.000%	6/1/2018	AA2	200,000	232,214
Suffolk County Water Authority, Series A, Revenue Bond	4.500%	6/1/2030	AA2	640,000	658,349
Suffolk County Water Authority, Series A, Revenue Bond, NATL	4.500%	6/1/2032	Baa1	1,000,000	1,013,790
Suffolk County, Public Impt., Series B, G.O. Bond	3.000%	10/15/2014	A2	2,000,000	2,052,320
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.250%	12/1/2028	A1	600,000	598,638
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.250%	12/1/2029	A1	600,000	593,052
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.250%	1/15/2030	Aa2	215,000	216,905
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aa2	1,090,000	1,098,339
Three Village Central School District Brookhaven & Smithtown, G.O. Bond	3.500%	5/1/2015	Aa2	1,000,000	1,048,970
Tompkins County, Public Impt., G.O. Bond	4.250%	12/15/2032	Aa1	300,000	302,202
Tompkins County, Series A, G.O. Bond, NATL	5.250%	2/15/2015	Aa1	315,000	320,982
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA2	300,000	328,311
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series B, Revenue Bond	5.000%	1/1/2014	AA2	900,000	910,935
Triborough Bridge & Tunnel Authority, Revenue Bond	5.000%	11/15/2018	Aa3	490,000	573,079
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3	1,000,000	1,182,360

7

Investment Portfolio - September 30, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2038	Aa3	$900,000	$918,693
Union Endicott Central School District, G.O. Bond, NATL	4.125%	6/15/2014	Baa1	605,000	620,881
Union Endicott Central School District, G.O. Bond, NATL	4.125%	6/15/2015	Baa1	865,000	916,606
Victor Central School District, G.O. Bond	4.000%	6/15/2014	Aa2	290,000	297,189
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA2	500,000	592,070
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA2	500,000	542,745
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2	295,000	306,756
Webster Central School District, Series A, G.O. Bond	2.000%	10/15/2014	AA2	325,000	330,242
Webster Central School District, Series B, G.O. Bond	2.000%	10/15/2014	AA2	410,000	416,613
Westchester County, Public Impt., Prerefunded Balance, Series B, G.O. Bond	3.700%	12/15/2015	Aaa	1,000,000	1,007,390
Westchester County, Public Impt., Series A, G.O. Bond	3.000%	1/15/2015	Aaa	500,000	517,805
Westchester County, Series C, G.O. Bond	5.000%	11/1/2013	Aaa	200,000	200,834
White Plains City School District, Series B, G.O. Bond	4.650%	5/15/2031	Aa2	685,000	721,154
White Plains, Public Impt., Series A, G.O. Bond	2.750%	9/15/2023	Aa1	330,000	331,416
William Floyd Union Free School District of the Mastics-Moriches-Shirley, G.O. Bond	2.250%	12/15/2014	AA2	400,000	408,432
Yorktown Central School District, G.O. Bond	4.000%	3/1/2025	AA2	370,000	386,402

TOTAL MUNICIPAL BONDS (Identified Cost $145,145,006)					146,188,732

SHORT-TERM INVESTMENT - 10.9%
Dreyfus BASIC New York Municipal Money Market Fund (Identified Cost $17,903,536)				17,903,536	17,903,536

TOTAL INVESTMENTS - 100.3% (Identified Cost $163,048,542)					164,092,268
LIABILITIES, LESS OTHER ASSETS - (0.3%)					(551,359)

NET ASSETS - 100%					$163,540,909

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

8

Investment Portfolio - September 30, 2013

(unaudited)

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2013, there is no rating available (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 12.4%.

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$163,048,542
Unrealized appreciation	1,962,410
Unrealized depreciation	(918,684)

Net unrealized appreciation	$1,043,726

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$146,188,732	$—	$146,188,732	$—
Mutual fund	17,903,536	17,903,536	—	—

Total assets	$164,092,268	$17,903,536	$146,188,732	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or September 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

9

Investment Portfolio - September 30, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 86.3%
ALASKA - 0.2%

Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	Aa2		$500,000	$581,440

ARIZONA - 2.0%
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	A	[2]	1,400,000	1,625,652
Salt River Project Agricultural Improvement & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1		1,340,000	1,576,175
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bond	4.000%	1/1/2018	Aa1		1,000,000	1,115,300
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1		400,000	475,864
Tucson Water Systems, Revenue Bond, NATL	4.000%	7/1/2016	Aa2		1,000,000	1,086,380
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA	[2]	460,000	532,652

						6,412,023

ARKANSAS - 1.0%
Arkansas State, G.O. Bond	4.000%	8/1/2014	Aa1		2,340,000	2,414,342
El Dorado Water & Sewer Revenue, Water Utility Impt., Revenue Bond	3.000%	10/1/2030	A1		870,000	745,373

						3,159,715

COLORADO - 2.5%
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1		1,500,000	1,785,795
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2		2,435,000	2,860,273
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa2		1,500,000	1,693,515
Platte River Power Authority, Series GG, Revenue Bond, AGM	5.000%	6/1/2018	Aa2		1,210,000	1,402,765
Southlands Metropolitan District No. 1, Water Utility Impt., Prerefunded Balance, G.O. Bond	7.125%	12/1/2034	AA	[2]	500,000	539,885

						8,282,233

CONNECTICUT - 0.1%
Connecticut Municipal Electric Energy Cooperative, Series A, Revenue Bond	4.000%	1/1/2017	Aa3		420,000	460,223

Investment Portfolio - September 30, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
DELAWARE - 1.3%

Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2014	Aaa	$1,000,000	$1,020,270
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2015	Aaa	1,710,000	1,824,775
New Castle County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,352,665

					4,197,710

DISTRICT OF COLUMBIA - 1.1%
District of Columbia Water & Sewer Authority, Water Utility Impt., Revenue Bond, AGM	6.000%	10/1/2014	Aa2	1,500,000	1,586,085
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2017	Aa2	2,000,000	2,154,720

					3,740,805

FLORIDA - 5.5%
Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2	1,795,000	1,876,529
Daytona Beach Utility System, Revenue Bond, AGM	5.000%	11/1/2019	A2	1,010,000	1,170,327
Florida State Department of Transportation, Series B, G.O. Bond	6.375%	7/1/2014	Aa1	1,000,000	1,046,420
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,826,623
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2015	Aa3	1,000,000	1,088,720
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,754,505
JEA Electric System, Series C, Revenue Bond	3.000%	10/1/2017	Aa3	1,085,000	1,158,802
Miami-Dade County, Water & Sewer System, Series C, Revenue Bond, BHAC	5.000%	10/1/2015	Aa1	700,000	761,663
Orlando Utilities Commission, Prerefunded Balance, Revenue Bond	5.250%	10/1/2014	Aa2	650,000	682,864
Orlando Utilities Commission, Revenue Bond	5.000%	10/1/2019	Aa2	740,000	829,200
Orlando Utilities Commission, Series A, Revenue Bond	4.000%	10/1/2017	Aa2	400,000	446,012
Orlando Utilities Commission, Series B, Revenue Bond	5.000%	10/1/2018	Aa2	1,175,000	1,373,422
Orlando Utilities Commission, Series C, Revenue Bond	5.000%	10/1/2016	Aa2	1,000,000	1,126,910
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2017	A1	1,730,000	1,967,633
South Miami Health Facilities Authority, Baptist Health South Florida Group, Revenue Bond	5.000%	8/15/2018	Aa2	500,000	563,900
Tampa, Baycare Health System, Revenue Bond	5.000%	11/15/2018	Aa2	500,000	573,795

					18,247,325

Investment Portfolio - September 30, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
GEORGIA - 4.8%

Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	Aa3		$1,000,000	$1,151,270
Augusta Water & Sewer, Revenue Bond, AGM	5.000%	10/1/2016	Aa3		1,050,000	1,181,250
Augusta Water & Sewer, Water Utility Impt., Revenue Bond	4.000%	10/1/2028	A1		1,000,000	1,021,250
Catoosa County School District, School Impt., G.O. Bond	4.000%	8/1/2014	AA	[2]	1,000,000	1,031,380
Dekalb County, Water & Sewer, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		1,585,000	1,834,416
DeKalb County, Water & Sewer, Series A, Revenue Bond	5.000%	10/1/2035	Aa2		1,000,000	1,002,590
Fulton County Water & Sewer, Revenue Bond	5.000%	1/1/2017	Aa3		1,000,000	1,131,470
Fulton County Water & Sewer, Revenue Bond	5.000%	1/1/2019	Aa3		1,200,000	1,394,220
Fulton County, Water Utility Impt., Prerefunded Balance, Revenue Bond, NATL	5.000%	1/1/2035	Aa3		1,000,000	1,012,170
Madison, Water & Sewer, Prerefunded Balance, Revenue Bond, AMBAC	4.625%	7/1/2030	WR	[3]	1,000,000	1,089,210
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		1,500,000	1,748,400
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		500,000	582,800
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1		485,000	562,886
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1		1,000,000	1,162,310

						15,905,622

HAWAII - 1.3%
Hawaii State, Series DG, G.O. Bond, AMBAC	5.000%	7/1/2014	Aa2		500,000	518,235
Hawaii State, Series DT, G.O. Bond	5.000%	11/1/2014	Aa2		550,000	578,666
Honolulu County, Sewer Impt., Series A, Revenue Bond, NATL	5.000%	7/1/2035	Aa2		500,000	520,955
Honolulu County, Sewer Impt., Series B, Revenue Bond	5.000%	7/1/2020	Aa2		820,000	973,233
Honolulu County, Sewer Impt., Series B, Revenue Bond	3.000%	7/1/2024	Aa2		1,000,000	981,910
Honolulu County, Water Utility Impt., Prerefunded Balance, G.O. Bond, FGIC	6.000%	12/1/2014	Aa1		750,000	799,987

						4,372,986

Investment Portfolio - September 30, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
ILLINOIS - 0.3%

Springfield, Electric Light & Power Impt., Revenue Bond, NATL	5.000%	3/1/2035	A3		$1,000,000	$969,280

INDIANA - 4.2%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A	[2]	1,450,000	1,576,788
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	A	[2]	1,015,000	1,021,232
Fort Wayne Sewage Works, Sewer Impt., Series B, Revenue Bond	2.000%	8/1/2022	Aa3		1,125,000	1,026,427
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3		745,000	717,651
Indiana Finance Authority, Beacon Health System, Series A, Revenue Bond	5.000%	8/15/2017	AA	[2]	500,000	567,290
Indiana Municipal Power Agency, Series A, Revenue Bond, NATL	5.000%	1/1/2042	A1		1,000,000	1,002,600
Indiana Transportation Finance Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, FGIC	5.250%	6/1/2026	Aa1		1,380,000	1,426,520
Indianapolis Local Public Impt. Bond Bank, Waterworks Project, Series A, Revenue Bond, AGC	5.500%	1/1/2038	A2		1,000,000	1,050,060
Lafayette, Sewage Works, Revenue Bond	4.000%	7/1/2017	AA	[2]	500,000	551,135
Lafayette, Sewer Impt., Revenue Bond	3.000%	1/1/2017	AA	[2]	470,000	498,609
Lafayette, Sewer Impt., Revenue Bond	3.000%	7/1/2018	AA	[2]	475,000	503,761
Plainfield Sewage Works, Series A, Revenue Bond	4.650%	1/1/2027	AA	[2]	645,000	666,717
Shelbyville Central Renovation School Building Corp., Revenue Bond, NATL	5.000%	7/15/2018	Baa1		3,000,000	3,213,990

						13,822,780

IOWA - 1.8%
Cedar Rapids, Series E, G.O. Bond	3.000%	6/1/2014	Aaa		1,000,000	1,018,390
Des Moines Waterworks Board, Series B, Revenue Bond	3.000%	12/1/2025	Aa1		1,000,000	976,730
Linn-Mar Community School District, School Impt., Revenue Bond	4.625%	7/1/2029	A2		1,000,000	1,061,650
Polk County, Public Impt., Series C, G.O. Bond	4.000%	6/1/2017	Aaa		995,000	1,018,761
Sioux City, Public Impt., Series A, G.O. Bond	2.000%	6/1/2014	Aa1		940,000	951,017
West Des Moines, Series B, G.O. Bond	2.000%	6/1/2014	AAA	[2]	1,000,000	1,012,380

						6,038,928

Investment Portfolio - September 30, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
KANSAS - 1.2%

Kansas Development Finance Authority, Series D, Revenue Bond	5.000%	11/15/2020	Aa3		$500,000	$566,695
Topeka Combined Utility Revenue, Series A, Revenue Bond	4.000%	8/1/2019	Aa3		845,000	935,685
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2017	AA	[2]	2,000,000	2,295,520

						3,797,900

LOUISIANA - 0.6%
Caddo Parish Parishwide School District, Prerefunded Balance, G.O. Bond, NATL	4.350%	3/1/2026	Aa2		660,000	697,706
Caddo Parish Parishwide School District, Prerefunded Balance, G.O. Bond, NATL	4.375%	3/1/2027	Aa2		1,090,000	1,152,664

						1,850,370

MAINE - 0.5%
Falmouth, School Impt., G.O. Bond	2.000%	11/15/2014	Aa1		1,000,000	1,018,760
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2		570,000	629,730

						1,648,490

MARYLAND - 1.2%
Frederick County, Series C, G.O. Bond	4.000%	12/1/2014	Aa1		1,410,000	1,472,294
Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2		500,000	570,175
Maryland State, Public Impt., Second Series, G.O. Bond	5.000%	7/15/2014	Aaa		1,000,000	1,038,170
Prince George’s County, Public Impt., Series A, G.O. Bond	4.000%	9/15/2014	Aaa		550,000	570,097
Prince George’s County, School Impt., G.O. Bond	5.500%	10/1/2013	Aaa		400,000	400,060

						4,050,796

MASSACHUSETTS - 2.1%
Boston, Public Impt., Series A, G.O. Bond	5.000%	1/1/2015	Aaa		500,000	529,815
Commonwealth of Massachusetts, Prerefunded Balance, Series D, G.O. Bond, AGM	5.000%	12/1/2023	Aa1		1,000,000	1,055,370
Commonwealth of Massachusetts, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AGM	5.000%	3/1/2021	Aa1		500,000	533,165
Commonwealth of Massachusetts, Public Impt., Series D, G.O. Bond, NATL	6.000%	11/1/2013	Aa1		520,000	522,631

Investment Portfolio - September 30, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MASSACHUSETTS (continued)

Commonwealth of Massachusetts, Series D, G.O. Bond	5.250%	10/1/2014	Aa1		$1,000,000	$1,050,300
Hanover, Public Impt., G.O. Bond	3.000%	5/15/2015	Aa2		910,000	947,619
Massachusetts Health & Educational Facilities Authority, Series G, Revenue Bond	5.000%	7/1/2018	Aa2		600,000	675,060
Massachusetts Municipal Wholesale Electric Co., Revenue Bond	5.000%	7/1/2016	A3		1,000,000	1,111,080
Massachusetts Municipal Wholesale Electric Co., Series A, Revenue Bond	5.000%	7/1/2015	A	[2]	500,000	538,945

						6,963,985

MINNESOTA - 1.6%
Hennepin County, Series B, G.O. Bond	4.000%	12/1/2014	Aaa		1,000,000	1,044,420
Minnesota Agricultural & Economic Development Board, Series C-1, Revenue Bond, AGC	5.000%	2/15/2016	AA	[2]	540,000	588,632
Minnesota Municipal Power Agency, Series A, Revenue Bond	5.000%	10/1/2018	A3		2,130,000	2,458,553
Minnesota State, Series C, G.O. Bond	5.000%	8/1/2014	Aa1		1,000,000	1,040,290
Western Minnesota Municipal Power Agency, Prerefunded Balance, Revenue Bond	6.625%	1/1/2016	Aaa		95,000	102,373

						5,234,268

MISSOURI - 3.2%
Columbia, Electric Light & Power Impt., Series A, Revenue Bond	5.000%	10/1/2013	AA	[2]	1,000,000	1,000,130
Kansas City, Sanitary Sewer System, Revenue Bond	4.000%	1/1/2017	Aa2		2,155,000	2,369,379
Kansas City, Sanitary Sewer System, Series A, Revenue Bond	2.000%	1/1/2018	Aa2		2,425,000	2,493,967
Kansas City, Sanitary Sewer System, Series A, Revenue Bond	4.000%	1/1/2019	Aa2		865,000	965,937
Missouri Joint Municipal Electric Utility Commission, Series A, Revenue Bond, AMBAC	5.000%	1/1/2021	A3		1,535,000	1,703,865
Missouri State, Series A, G.O. Bond	5.000%	10/1/2014	Aaa		830,000	870,023
Springfield, Electric Light & Power Impt., Revenue Bond, NATL	4.750%	8/1/2031	Aa3		1,015,000	1,027,150

						10,430,451

NEBRASKA - 4.8%
Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA	[2]	2,000,000	2,364,500
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A2		630,000	722,579

Investment Portfolio - September 30, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEBRASKA (continued)

Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1	$500,000	$579,565
Nebraska Public Power District, Series B, Revenue Bond	3.000%	1/1/2016	A1	905,000	952,476
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2019	A1	600,000	679,566
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1	1,000,000	1,161,430
Nebraska Public Power District, Series C, Revenue Bond	5.000%	1/1/2018	A1	2,160,000	2,478,946
Omaha Metropolitan Utilities District, Series A, Revenue Bond, AGM	4.375%	12/1/2031	A1	2,640,000	2,644,884
Omaha Public Power District, Series AA, Revenue Bond, NATL	4.500%	2/1/2034	Aa3	1,950,000	1,924,319
Omaha Public Power District, Series B, Revenue Bond	3.000%	2/1/2018	Aa2	600,000	642,804
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2	1,265,000	1,479,848

					15,630,917

NEW HAMPSHIRE - 1.4%
New Hampshire State, Public Impt., Series B, G.O. Bond	5.000%	2/1/2015	Aa1	2,000,000	2,125,920
New Hampshire State, Series A, G.O. Bond, NATL	5.000%	10/15/2014	Aa1	1,500,000	1,574,595
Portsmouth, Public Impt., G.O. Bond	2.500%	5/15/2015	Aa1	820,000	846,830

					4,547,345

NEW JERSEY - 0.1%
New Jersey Health Care Facilities Financing Authority, Kennedy Health System, Revenue Bond	2.000%	7/1/2018	A3	455,000	458,722

NEW YORK - 0.7%
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3	420,000	462,756
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2	1,000,000	990,330
New York State Thruway Authority, Highway Impt., Series H, Revenue Bond, NATL	5.000%	1/1/2017	A1	600,000	677,646

					2,130,732

Investment Portfolio - September 30, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NORTH CAROLINA - 3.5%

Charlotte, G.O. Bond	5.000%	8/1/2014	Aaa		$750,000	$780,217
Charlotte, Water & Sewer, Revenue Bond	5.000%	12/1/2020	Aaa		1,400,000	1,677,872
Charlotte-Mecklenburg Hospital Authority, Series A, Revenue Bond	5.000%	1/15/2017	Aa3		415,000	466,352
Concord, Utilities Systems, Revenue Bond, AGC	4.000%	12/1/2017	Aa2		880,000	982,238
Forsyth County, G.O. Bond	3.000%	3/1/2015	Aaa		1,000,000	1,038,800
Gaston County, School Impt., G.O. Bond, AGM	5.000%	4/1/2014	Aa2		1,000,000	1,024,320
North Carolina Eastern Municipal Power Agency, Series A, Revenue Bond , AGC	5.250%	1/1/2019	A3		1,265,000	1,440,089
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA	[2]	580,000	663,601
North Carolina Municipal Power Agency No. 1 Catawba, Series A, Revenue Bond	5.000%	1/1/2030	A2		1,000,000	1,050,760
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.250%	1/1/2017	A2		1,000,000	1,133,260
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2		400,000	462,300
Wake County, School Impt., G.O. Bond	5.000%	3/1/2015	Aaa		890,000	949,737

						11,669,546

NORTH DAKOTA - 0.2%
Fargo, Health System, Revenue Bond	5.500%	11/1/2016	A1		450,000	509,369

OHIO - 1.3%
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond	5.250%	2/15/2023	A1		450,000	499,757
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond,	5.000%	2/15/2016	A1		1,150,000	1,259,618
Toledo Water System, Revenue Bond	3.000%	11/15/2017	Aa3		1,000,000	1,066,560
Toledo Water System, Revenue Bond	5.000%	11/15/2018	Aa3		1,175,000	1,360,638

						4,186,573

OKLAHOMA - 0.7%
Oklahoma Development Finance Authority, Series C, Revenue Bond	5.000%	8/15/2018	Aa3		500,000	570,185
Tulsa, Public Impt., G.O. Bond	4.000%	12/1/2013	Aa1		1,700,000	1,710,931

						2,281,116

OREGON - 1.2%
Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA	[2]	440,000	504,170

Investment Portfolio - September 30, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
OREGON (continued)

Portland Sewer System, Series A, Revenue Bond	5.000%	6/15/2018	Aa2		$1,395,000	$1,622,483
Portland, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1		550,000	612,425
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa2		1,015,000	1,198,015

						3,937,093

PENNSYLVANIA - 2.6%
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Revenue Bond	5.000%	5/15/2018	Aa3		500,000	572,765
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA	[2]	600,000	693,942
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA	[2]	1,000,000	1,175,090
Philadelphia Water & Wastewater, Series A, Revenue Bond	5.000%	1/1/2018	A1		385,000	440,479
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	A	[2]	20,000	23,325
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	A1		750,000	860,220
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2018	A1		1,370,000	1,586,433
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2022	A1		1,115,000	1,271,423
Philadelphia, Water & Wastewater, Series C, Revenue Bond, AGM	5.000%	8/1/2017	A1		1,000,000	1,142,150
Southcentral Pennsylvania General Authority, Wellspan Health Obligated Group, Series A, Revenue Bond	5.625%	6/1/2018	Aa3		655,000	761,031

						8,526,858

RHODE ISLAND - 0.6%
Narragansett Bay Commission, Sewer Impt., Series A, Revenue Bond, NATL	5.000%	8/1/2035	Baa1		1,000,000	1,021,360
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa1		1,000,000	1,000,040

						2,021,400

SOUTH CAROLINA - 4.6%
Anderson, Water & Sewer Revenue Bond, AGM	5.000%	7/1/2026	Aa3		1,715,000	1,906,771

Investment Portfolio - September 30, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
SOUTH CAROLINA (continued)

Charleston, Water Utility & Capital Impt., Revenue Bond	5.000%	1/1/2022	Aa1	$530,000	$623,524
South Carolina Public Service Authority, Series C, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,178,010
South Carolina Public Service Authority, Water Utility Impt., Series A, Revenue Bond, AMBAC	4.250%	1/1/2017	A1	1,550,000	1,717,648
South Carolina State Public Service Authority, Public Impt., Prerefunded Balance, Series A, Revenue Bond, AGM	5.000%	1/1/2017	A1	1,000,000	1,012,170
South Carolina State Public Service Authority, Series A, Revenue Bond	4.000%	12/1/2017	A1	1,860,000	2,079,257
South Carolina State Public Service Authority, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1	1,000,000	1,161,850
South Carolina Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	A1	2,000,000	2,005,580
South Carolina, State Institutional - South Carolina State University, Series B, G.O. Bond	5.250%	4/1/2014	Aaa	1,000,000	1,025,550
Spartanburg Sanitation Sewer District, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	3/1/2032	A1	1,500,000	1,529,760
Sumter, Water Utility Impt., Revenue Bond, XLCA	4.500%	12/1/2032	A1	1,000,000	989,810

					15,229,930

TENNESSEE - 5.0%
Clarksville City Water, Sewer and Gas, Revenue Bond	5.000%	2/1/2019	Aa3	2,740,000	3,176,372
Franklin, Water & Sewer, G.O. Bond	5.000%	4/1/2014	Aaa	1,000,000	1,024,240
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2018	Aa2	410,000	457,609
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2019	Aa2	660,000	742,031
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2	685,000	770,714
Memphis, G.O. Bond, AGC	4.000%	4/1/2014	Aa2	2,000,000	2,038,480
Metropolitan Government of Nashville & Davidson County, Revenue Bond	5.000%	7/1/2018	A1	750,000	863,670
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond	5.000%	7/1/2016	Aa3	750,000	835,147
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	4.000%	1/1/2018	Aa2	445,000	494,351
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2	665,000	782,765
Metropolitan Government of Nashville & Davidson County, Series B, G.O. Bond	5.000%	1/1/2014	Aa1	1,000,000	1,012,280

Investment Portfolio - September 30, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TENNESSEE (continued)

Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bond	5.000%	5/15/2016	AA	[2]	$400,000	$444,504
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bond, BHAC	5.500%	5/15/2017	Aa1		1,000,000	1,161,270
Montgomery County, G.O. Bond	4.000%	4/1/2015	AA	[2]	1,000,000	1,053,350
Montgomery County, School Impt., G.O. Bond	2.000%	4/1/2014	AA	[2]	500,000	504,280
Rutherford County, G.O. Bond	5.000%	4/1/2014	Aa1		500,000	511,900
Williamson County, Series A, G.O. Bond	3.000%	3/1/2015	Aaa		550,000	571,181

						16,444,144

TEXAS - 7.9%
Alvin Independent School District, Prerefunded Balance, Series A, G.O. Bond	5.000%	2/15/2022	Aaa		500,000	509,025
Austin Electric Utility, Revenue Bond	5.000%	11/15/2018	A1		750,000	872,490
Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	A1		1,600,000	1,887,568
Austin Electric Utility, Revenue Bond, AGM	5.000%	11/15/2018	A1		500,000	565,515
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.000%	11/15/2016	A1		600,000	675,936
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.500%	11/15/2016	A1		1,000,000	1,141,930
Collin County, Public Impt., G.O. Bond	2.000%	2/15/2014	Aaa		545,000	548,586
Fort Worth, Water & Sewer, Revenue Bond	5.000%	2/15/2020	Aa1		550,000	649,517
Fort Worth, Water Utility Impt., Series C, Revenue Bond	5.000%	2/15/2014	Aa1		1,595,000	1,623,901
Frisco, Public Impt., G.O. Bond, AGM	5.000%	2/15/2015	Aa1		520,000	553,545
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1		500,000	546,985
Harris County Flood Control District, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.250%	10/1/2018	Aaa		600,000	630,024
Houston, Public Impt., Series A, G.O. Bond	5.000%	3/1/2015	AA	[2]	1,000,000	1,066,630
Houston, Utility System, Series A, Revenue Bond, AGM	5.250%	11/15/2017	Aa2		1,000,000	1,166,530
Houston, Utility System, Series C, Revenue Bond	5.000%	11/15/2018	Aa2		1,000,000	1,167,330
Houston, Utility System, Series D, Revenue Bond	4.000%	11/15/2017	AA	[2]	525,000	586,042
Irving, Water Utility Impt., Revenue Bond	4.000%	8/15/2018	Aa1		1,110,000	1,241,557
Lower Colorado River Authority, Series B, Revenue Bond	4.000%	5/15/2018	A1		1,250,000	1,377,675
North East Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.000%	8/1/2022	AAA	[2]	550,000	572,071
North Texas Municipal Water District, Revenue Bond	5.250%	9/1/2020	Aa2		2,000,000	2,420,860
San Antonio, Water System, Revenue Bond, NATL	4.375%	5/15/2029	Aa1		1,400,000	1,426,012

Investment Portfolio - September 30, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TEXAS (continued)

San Marcos Consolidated Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.625%	8/1/2026	Aaa		$475,000	$496,337
Tarrant Regional Water District, Revenue Bond	5.000%	3/1/2017	AAA	[2]	900,000	1,023,957
Texas Water Development Board, Series B, Prerefunded Balance, Revenue Bond	5.625%	7/15/2014	AAA	[2]	2,000,000	2,085,920
University of Texas, Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa		1,000,000	1,053,530

						25,889,473

UTAH - 2.5%
Intermountain Power Agency, Series A, Revenue Bond	5.000%	7/1/2020	A1		2,000,000	2,271,980
Mountain Regional Water Special Service District, Prerefunded Balance, Revenue Bond, NATL	5.000%	12/15/2030	Baa1		1,240,000	1,252,450
North Davis County Sewer District, Sewer Impt., Series B, Revenue Bond	2.000%	3/1/2023	AA	[2]	1,030,000	927,968
North Davis County Sewer District, Sewer Impt., Series B, Revenue Bond	2.125%	3/1/2025	AA	[2]	500,000	427,840
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa		1,100,000	1,129,183
Salt Lake City, Water Utility Impt., Revenue Bond	3.250%	2/1/2015	Aa1		400,000	415,420
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2014	Aaa		400,000	418,348
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2014	Aaa		460,000	476,707
Utah State, Highway Impt., Series A, G.O. Bond	3.000%	7/1/2015	Aaa		500,000	523,400
Utah State, Series A, G.O. Bond	5.000%	7/1/2014	Aaa		415,000	430,073

						8,273,369

VIRGINIA - 4.3%
Arlington County, Public Impt., Series B, G.O. Bond	4.000%	8/15/2014	Aaa		1,000,000	1,033,590
Chesterfield County, Public Impt., G.O. Bond	3.500%	1/1/2015	Aaa		1,000,000	1,040,880
Commonwealth of Virginia, School Impt., Series A, G.O. Bond	5.000%	6/1/2014	Aaa		2,450,000	2,529,159
Fairfax County Industrial Development Authority, Invoa Health, Series C, Revenue Bond	5.000%	5/15/2018	Aa2		500,000	575,170
Fairfax County Water Authority, Revenue Bond	5.000%	4/1/2024	Aaa		1,000,000	1,178,280
Fairfax County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	4.000%	4/1/2017	Aaa		2,000,000	2,110,720
Fairfax County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2014	Aaa		400,000	409,716
Norfolk Economic Development Authority, Sentara Healthcare, Series B, Revenue Bond	4.000%	11/1/2018	Aa2		400,000	443,092
Norfolk, Water Revenue, Revenue Bond	5.000%	11/1/2016	Aa2		1,075,000	1,214,685
Norfolk, Water Utility Impt., Revenue Bond	3.750%	11/1/2040	Aa2		1,000,000	871,340

Investment Portfolio - September 30, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
VIRGINIA (continued)

Prince William County, Public Impt., Series A, G.O. Bond	3.000%	8/1/2014	Aaa		$1,060,000	$1,085,005
Richmond, Public Impt., Series B, G.O. Bond, AGM	5.000%	7/15/2014	Aa2		670,000	695,681
Rivanna Water & Sewer Authority, Water Utility Impt., Series B, Revenue Bond	4.000%	10/1/2023	Aa2		755,000	827,759

						14,015,077

WASHINGTON - 5.5%
Benton County Public Utility District No. 1, Revenue Bond	5.000%	11/1/2018	Aa3		400,000	460,736
Everett, Water & Sewer, Revenue Bond	5.000%	12/1/2018	AA	[2]	1,730,000	2,020,813
Everett, Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA	[2]	1,330,000	1,575,451
King County School District No. 411 Issaquah, Prerefunded Balance, Series A, G.O. Bond, AGM	5.250%	12/1/2018	Aaa		2,420,000	2,561,885
Pierce County, Sewer Impt., Revenue Bond	3.250%	8/1/2032	Aa3		1,000,000	842,770
Pierce County, Sewer Impt., Revenue Bond	4.000%	8/1/2037	Aa3		1,700,000	1,550,876
Seattle Municipal Light & Power, Series B, Revenue Bond	4.000%	2/1/2016	Aa2		550,000	593,797
Seattle Municipal Light & Power, Series B, Revenue Bond	5.000%	2/1/2017	Aa2		1,585,000	1,798,579
Seattle, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1		2,000,000	2,362,920
Snohomish County Public Utility District No. 1, Revenue Bond	5.000%	12/1/2016	Aa3		740,000	838,435
Tacoma, Sewer Impt., Revenue Bond, NATL	5.125%	12/1/2036	Aa2		1,275,000	1,310,815
Tacoma, Water Revenue, Series A, Revenue Bond	4.000%	12/1/2018	Aa2		1,000,000	1,117,100
Washington Health Care Facilities Authority, Multicare Health System, Series A, Revenue Bond, AGC	4.000%	8/15/2016	A1		525,000	567,619
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa2		475,000	548,701

						18,150,497

WISCONSIN - 2.7%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	A	[2]	1,500,000	1,515,990
Milwaukee Sewer System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2		470,000	546,789
Northland Pines School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	4/1/2018	Aa3		850,000	871,539
Wilmot Union High School District, Prerefunded Balance, G.O. Bond, AGM	5.500%	3/1/2019	Aa2		500,000	511,140

Investment Portfolio - September 30, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
WISCONSIN (continued)

Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Revenue Bond	4.000%	4/1/2017	AA	[2]	$565,000	$614,093
Wisconsin Health & Educational Facilities Authority, Revenue Bond	3.000%	8/15/2019	A1		510,000	529,405
Wisconsin Health & Educational Facilities Authority, Series A, Revenue Bond	5.000%	11/15/2018	Aa2		600,000	691,404
Wisconsin Public Power, Inc., Series A, Revenue Bond, AGM	5.000%	7/1/2016	A1		515,000	572,870
Wisconsin Public Power, Inc., Series A, Revenue Bond, AMBAC	5.000%	7/1/2035	A1		870,000	870,800
Wisconsin State, Public Impt., Prerefunded Balance, Series E, G.O. Bond, FGIC	5.000%	5/1/2019	Aa2		1,000,000	1,074,040
WPPI Energy, Series A, Revenue Bond	4.000%	7/1/2017	A1		1,120,000	1,237,141

						9,035,211

WYOMING - 0.2%
Wyoming Municipal Power Agency, Inc., Series A, Revenue Bond	5.375%	1/1/2042	A2		710,000	751,109

TOTAL MUNICIPAL BONDS (Identified Cost $286,002,257)						283,855,811

SHORT-TERM INVESTMENT - 12.5%
Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $41,240,680)					41,240,680	41,240,680

TOTAL INVESTMENTS - 98.8% (Identified Cost $327,242,937)						325,096,491
OTHER ASSETS, LESS LIABILITIES - 1.2%						3,914,208

NET ASSETS - 100%						$329,010,699

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BHAC (Berkshire Hathaway Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

Investment Portfolio - September 30, 2013

(unaudited)

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2013, there is no rating available (unaudited).

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$327,242,937
Unrealized appreciation	2,151,224
Unrealized depreciation	(4,297,670)

Net unrealized depreciation	$(2,146,446)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$283,855,811	$—	$283,855,811	$—
Mutual fund	41,240,680	41,240,680	—	—

Total assets	$325,096,491	$41,240,680	$283,855,811	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or September 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2013

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 94.9%
Non-Convertible Corporate Bonds - 94.9%
Consumer Discretionary - 15.2%
Auto Components - 1.0%
Gestamp Funding Luxembourg S.A. (Spain)[2] , 5.625%, 5/31/2020	B1	$2,085,000	$2,074,575

Household Durables - 2.9%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2] , 6.125%, 7/1/2022	B2	2,035,000	1,994,300
Lennar Corp., 6.95%, 6/1/2018	Ba3	2,015,000	2,221,537
Weekley Homes LLC - Weekley Finance Corp.[2] , 6.00%, 2/1/2023	B2	1,860,000	1,785,600

			6,001,437

Media - 8.5%
CCO Holdings LLC - CCO Holdings Capital Corp.[2] , 5.25%, 3/15/2021	B1	3,765,000	3,614,400
NAI Entertainment Holdings - NAI Entertainment Holdings Finance Corp.[2] , 5.00%, 8/1/2018	B1	1,960,000	1,999,200
Sirius XM Radio, Inc.[2] , 4.25%, 5/15/2020	B1	4,480,000	4,188,800
Starz LLC - Starz Finance Corp., 5.00%, 9/15/2019	Ba2	3,115,000	3,083,850
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[2] , 5.50%, 1/15/2023	Ba3	3,165,000	2,998,838
Virgin Media Secured Finance plc (United Kingdom), 5.25%, 1/15/2021	Ba3	1,870,000	1,823,798

			17,708,886

Specialty Retail - 1.9%
Dufry Finance SCA (Switzerland)[2] , 5.50%, 10/15/2020	Ba3	2,000,000	2,016,824
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3	1,915,000	2,010,750

			4,027,574

Textiles, Apparel & Luxury Goods - 0.9%
SIWF Merger Sub, Inc. - Springs Industries, Inc.[2] , 6.25%, 6/1/2021	B2	1,975,000	1,935,500

Total Consumer Discretionary			31,747,972

Consumer Staples - 8.2%
Beverages - 1.0%
Crestview DS Merger Sub II, Inc.[2] , 10.00%, 9/1/2021	B3	2,115,000	2,178,450

Food Products - 4.3%
C&S Group Enterprises LLC[2] , 8.375%, 5/1/2017	B1	2,369,000	2,528,907
KeHE Distributors LLC - KeHE Finance Corp.[2] , 7.625%, 8/15/2021	B3	2,000,000	2,030,000
Land O’ Lakes, Inc.[2] , 6.00%, 11/15/2022	Ba2	1,785,000	1,820,700
Shearer’s Foods LLC - Chip Finance Corp.[2] , 9.00%, 11/1/2019	B3	2,390,000	2,497,550

			8,877,157

Household Products - 1.4%
Harbinger Group, Inc.[2] , 7.875%, 7/15/2019	B3	2,885,000	2,985,975

Tobacco - 1.5%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3	3,000,000	3,105,000

Total Consumer Staples			17,146,582

1

Investment Portfolio - September 30, 2013

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy - 15.7%
Energy Equipment & Services - 4.2%
Calfrac Holdings LP (Canada)[2] , 7.50%, 12/1/2020	B1	$3,680,000	$3,707,600
ION Geophysical Corp.[2] , 8.125%, 5/15/2018	B3	1,380,000	1,283,400
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2] , 8.625%, 11/1/2018	B1	1,890,000	2,008,125
Sidewinder Drilling, Inc.[2] , 9.75%, 11/15/2019	B3	1,890,000	1,833,300

			8,832,425

Oil, Gas & Consumable Fuels - 11.5%
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019	Ba3	4,510,000	4,588,925
Energy XXI Gulf Coast, Inc.[2] , 7.50%, 12/15/2021	B3	3,090,000	3,051,375
EPL Oil & Gas, Inc., 8.25%, 2/15/2018	Caa1	2,955,000	3,117,525
Gulfport Energy Corp.[2] , 7.75%, 11/1/2020	B3	2,800,000	2,926,000
Northern Tier Energy LLC - Northern Tier Finance Corp.[2] , 7.125%, 11/15/2020	B1	3,145,000	3,145,000
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	Ba3	3,475,000	3,596,625
Sabine Pass Liquefaction LLC[2] , 5.625%, 2/1/2021	Ba3	3,675,000	3,596,906

			24,022,356

Total Energy			32,854,781

Financials - 13.9%
Capital Markets - 2.9%
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2] , 7.375%, 4/1/2020	B1	2,970,000	2,940,300
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3	2,500,000	3,027,093

			5,967,393

Commercial Banks - 1.0%
Provident Funding Associates LP - PFG Finance Corp.[2] , 6.75%, 6/15/2021	Ba3	1,985,000	1,994,925

Consumer Finance - 1.6%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	3,125,000	3,269,531

Diversified Financial Services - 4.6%
CNG Holdings, Inc.[2] , 9.375%, 5/15/2020	B3	3,150,000	2,913,750
CNH Capital LLC, 6.25%, 11/1/2016	Ba1	1,730,000	1,903,000
Oxford Finance LLC - Oxford Finance Co-Issuer, Inc.[2] , 7.25%, 1/15/2018	B1	1,965,000	2,009,213
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[2] , 8.875%, 8/1/2020	B2	2,760,000	2,891,100

			9,717,063

Insurance - 1.0%
Fidelity & Guaranty Life Holdings, Inc.[2] , 6.375%, 4/1/2021	B1	2,100,000	2,131,500

2

Investment Portfolio - September 30, 2013

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 2.8%
Corrections Corp. of America, 4.125%, 4/1/2020	Ba1		$2,975,000	$2,818,813
Dupont Fabros Technology LP2 , 5.875%, 9/15/2021	Ba1		3,050,000	3,050,000

				5,868,813

Total Financials				28,949,225

Health Care - 8.5%
Health Care Equipment & Supplies - 4.6%
Alere, Inc., 6.50%, 6/15/2020	Caa1		2,060,000	2,041,975
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	Ba2		2,930,000	3,252,300
Fresenius Medical Care US Finance, Inc. (Germany)[2] , 6.50%, 9/15/2018	Ba2		1,770,000	1,942,575
Fresenius US Finance II, Inc. (Germany)[2] , 9.00%, 7/15/2015	Ba1		2,170,000	2,408,700

				9,645,550

Health Care Providers & Services - 2.0%
Tenet Healthcare Corp., 4.50%, 4/1/2021	Ba3		2,335,000	2,189,063
Tenet Healthcare Corp.[2] , 8.125%, 4/1/2022	B3		1,990,000	2,077,063

				4,266,126

Pharmaceuticals - 1.9%
Valeant Pharmaceuticals International[2] , 6.75%, 8/15/2021	B1		3,815,000	3,967,600

Total Health Care				17,879,276

Industrials - 15.2%
Aerospace & Defense - 4.5%
Bombardier, Inc. (Canada)[2] , 4.25%, 1/15/2016	Ba2		1,875,000	1,945,313
Bombardier, Inc. (Canada)[2] , 6.125%, 1/15/2023	Ba2		3,185,000	3,185,000
DigitalGlobe, Inc.[2] , 5.25%, 2/1/2021	B1		1,860,000	1,776,300
Erickson Air-Crane, Inc.[2] , 8.25%, 5/1/2020	B1		2,530,000	2,476,237

				9,382,850

Air Freight & Logistics - 0.9%
Aguila 3 S.A. (Luxembourg)[2] , 7.875%, 1/31/2018	B2		1,885,000	1,969,825

Airlines - 4.7%
Aviation Capital Group Corp.[2] , 3.875%, 9/27/2016	BB	[3]	500,000	502,915
Aviation Capital Group Corp.[2] , 4.625%, 1/31/2018	BB	[3]	1,880,000	1,869,395
Aviation Capital Group Corp.[2] , 6.75%, 4/6/2021	BB	[3]	2,590,000	2,733,908
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	Ba2		1,890,000	1,960,875
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3		850,000	892,500

3

Investment Portfolio - September 30, 2013

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
United Continental Holdings, Inc., 6.375%, 6/1/2018	B2		$1,760,000	$1,790,800

				9,750,393

Machinery - 1.3%
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	B2		2,500,000	2,737,500

Professional Services - 0.9%
FTI Consulting, Inc., 6.00%, 11/15/2022	BB	[3]	1,880,000	1,865,900

Trading Companies & Distributors - 2.9%
International Lease Finance Corp., 6.25%, 5/15/2019	Ba3		2,945,000	3,092,250
Rexel S.A. (France)[2] , 5.25%, 6/15/2020	Ba3		2,970,000	2,895,750

				5,988,000

Total Industrials				31,694,468

Information Technology - 5.0%
Communications Equipment - 1.8%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3		1,780,000	1,882,350
ViaSat, Inc., 6.875%, 6/15/2020	B2		1,845,000	1,914,187

				3,796,537

Electronic Equipment, Instruments & Components - 1.0%
CPI International, Inc., 8.00%, 2/15/2018	B3		1,950,000	2,008,500

Semiconductors & Semiconductor Equipment - 1.3%
Magnachip Semiconductor Corp. (South Korea)[2] , 6.625%, 7/15/2021	B1		2,705,000	2,671,187

Software - 0.9%
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[2] , 9.25%, 1/15/2018	B3		1,880,000	1,941,100

Total Information Technology				10,417,324

Materials - 7.5%
Chemicals - 4.3%
Nufarm Australia Ltd. (Australia)[2] , 6.375%, 10/15/2019	Ba3		2,000,000	1,990,000
Pinnacle Operating Corp.[2] , 9.00%, 11/15/2020	Caa1		2,000,000	2,047,500
Rentech Nitrogen Partners LP - Rentech Nitrogen Finance Corp.[2] , 6.50%, 4/15/2021	B1		3,065,000	3,003,700
Trinseo Materials Operating SCA - Trinseo Materials Finance, Inc. (Luxembourg)[2] , 8.75%, 2/1/2019	B2		1,860,000	1,846,050

				8,887,250

Metals & Mining - 0.9%
Shale-Inland Holdings LLC - Shale-Inland Finance Corp.[2] , 8.75%, 11/15/2019	B3		1,890,000	1,852,200

4

Investment Portfolio - September 30, 2013

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products - 2.3%
Smurfit Kappa Acquisitions (Ireland)[2] , 4.875%, 9/15/2018	Ba2	$4,865,000	$4,865,000

Total Materials			15,604,450

Telecommunication Services - 4.5%
Diversified Telecommunication Services - 4.5%
Digicel Ltd. (Jamaica)[2] , 6.00%, 4/15/2021	B1	3,095,000	2,909,300
UPCB Finance VI Ltd. (Netherlands)[2] , 6.875%, 1/15/2022	Ba3	2,230,000	2,363,800
Windstream Corp., 7.50%, 6/1/2022	B1	4,125,000	4,114,688

Total Telecommunication Services			9,387,788

Utilities - 1.2%
Independent Power Producers & Energy Traders - 1.2%
NRG Energy, Inc., 7.875%, 5/15/2021	B1	2,340,000	2,503,800

Total Non-Convertible Corporate Bonds
(Identified Cost $197,697,967)			198,185,666

TOTAL CORPORATE BONDS
(Identified Cost $197,697,967)			198,185,666

SHORT-TERM INVESTMENT - 1.3%
Dreyfus Cash Management, Inc. - Institutional Shares[4] , 0.04%, (Identified Cost $2,646,615)		2,646,615	2,646,615

TOTAL INVESTMENTS - 96.2%
(Identified Cost $200,344,582)			200,832,281
OTHER ASSETS, LESS LIABILITIES - 3.8%			7,924,434

NET ASSETS - 100%			$208,756,715

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $131,372,531 or 62.9% of the Series’ net assets as of September 30, 2013.

3Credit ratings from S&P (unaudited).

4Rate shown is the current yield as of September 30, 2013.

5

Investment Portfolio - September 30, 2013

(unaudited)

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$200,344,582
Unrealized appreciation	3,474,614
Unrealized depreciation	(2,986,915)

Net unrealized appreciation	$487,699

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
Corporate debt:
Consumer Discretionary	$31,747,972	$—	$31,747,972	$—
Consumer Staples	17,146,582	—	17,146,582	—
Energy	32,854,781	—	32,854,781	—
Financials	28,949,225	—	28,949,225	—
Health Care	17,879,276	—	17,879,276	—
Industrials	31,694,468	—	31,694,468	—
Information Technology	10,417,324	—	10,417,324	—
Materials	15,604,450	—	15,604,450	—
Telecommunication Services	9,387,788	—	9,387,788	—
Utilities	2,503,800	—	2,503,800	—
Mutual fund	2,646,615	2,646,615	—	—

Total assets	$200,832,281	$2,646,615	$198,185,666	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or September 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2013

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 78.8%
Non-Convertible Corporate Bonds - 78.8%
Consumer Discretionary - 8.7%
Diversified Consumer Services - 0.6%
Block Financial LLC, 5.50%, 11/1/2022	Baa2	$860,000	$883,788

Hotels, Restaurants & Leisure - 1.5%
International Game Technology, 7.50%, 6/15/2019	Baa2	2,000,000	2,337,966

Household Durables - 2.8%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3	1,345,000	1,432,796
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,775,000	1,719,308
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3	1,100,000	1,115,963

			4,268,067

Media - 2.3%
British Sky Broadcasting Group plc (United Kingdom)[2] , 9.50%, 11/15/2018	Baa1	620,000	811,879
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	1,280,000	1,353,325
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	1,275,000	1,411,633

			3,576,837

Multiline Retail - 1.1%
Dollar General Corp., 1.875%, 4/15/2018	Baa3	910,000	883,110
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa3	945,000	849,702

			1,732,812

Textiles, Apparel & Luxury Goods - 0.4%
VF Corp., 5.95%, 11/1/2017	A3	485,000	556,788

Total Consumer Discretionary			13,356,258

Consumer Staples - 0.4%
Food Products - 0.4%
Tyson Foods, Inc., 4.50%, 6/15/2022	Baa3	650,000	674,649

Energy - 4.1%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	885,000	1,110,309
Nabors Industries, Inc.[2] , 2.35%, 9/15/2016	Baa2	250,000	252,681
Schlumberger Oilfield plc[2] , 4.20%, 1/15/2021	A1	730,000	777,687
Weatherford International Ltd., 9.625%, 3/1/2019	Baa2	1,415,000	1,781,492

			3,922,169

Oil, Gas & Consumable Fuels - 1.5%
Buckeye Partners LP, 4.15%, 7/1/2023	Baa3	465,000	453,769
Lukoil International Finance B.V. (Russia)[2] , 3.416%, 4/24/2018	Baa2	500,000	496,875
Petroleos Mexicanos (Mexico), 3.50%, 7/18/2018	Baa1	1,300,000	1,316,250

			2,266,894

Total Energy			6,189,063

1

Investment Portfolio - September 30, 2013

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials - 47.6%
Capital Markets - 11.1%
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	A3	$905,000	$898,583
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A3	1,555,000	1,778,531
The Goldman Sachs Group, Inc., 7.50%, 2/15/2019	A3	1,100,000	1,329,096
Jefferies Group LLC, 5.125%, 4/13/2018	Baa3	1,000,000	1,073,242
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3	3,245,000	3,929,166
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	Baa2	1,200,000	1,414,206
Merrill Lynch & Co., Inc., 6.875%, 11/15/2018	Baa2	1,000,000	1,188,781
Morgan Stanley, 5.55%, 4/27/2017	Baa1	1,317,000	1,459,422
Morgan Stanley, 2.125%, 4/25/2018	Baa1	1,400,000	1,364,507
Morgan Stanley, 7.30%, 5/13/2019	Baa1	2,120,000	2,536,673

			16,972,207

Commercial Banks - 9.9%
BB&T Corp., 5.20%, 12/23/2015	A3	800,000	867,654
BBVA Bancomer S.A. (Mexico)[2] , 6.75%, 9/30/2022	Baa2	1,185,000	1,226,475
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	Baa3	1,320,000	1,374,385
HSBC Bank plc (United Kingdom)[2] , 1.50%, 5/15/2018	Aa3	1,150,000	1,117,821
HSBC USA Capital Trust I2 , 7.808%, 12/15/2026	Baa1	400,000	406,500
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016	Baa2	930,000	928,651
Intesa Sanpaolo S.p.A. (Italy)[2] , 6.50%, 2/24/2021	Baa2	945,000	982,980
Lloyds TSB Bank plc (United Kingdom)[2] , 6.50%, 9/14/2020	Baa3	1,210,000	1,335,730
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	1,480,000	1,740,159
National City Corp., 6.875%, 5/15/2019	Baa1	1,445,000	1,724,180
PNC Bank National Association, 5.25%, 1/15/2017	A3	880,000	976,656
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2	750,000	794,686
Santander Holdings USA, Inc., 3.45%, 8/27/2018	Baa2	750,000	765,958
Wells Fargo & Co., Series M, 3.45%, 2/13/2023	A3	910,000	851,726

			15,093,561

Consumer Finance - 1.8%
Capital One Bank USA National Association, 3.375%, 2/15/2023	Baa1	1,365,000	1,276,750
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	545,000	668,517
Discover Bank, 4.20%, 8/8/2023	Baa3	865,000	862,388

			2,807,655

Diversified Financial Services - 8.7%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A2	1,460,000	1,748,716
Citigroup, Inc., 8.50%, 5/22/2019	Baa2	3,051,000	3,896,865
CME Group, Inc., 3.00%, 9/15/2022	Aa3	825,000	783,314
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3	2,010,000	2,499,664
General Electric Capital Corp., 5.625%, 5/1/2018	A1	1,440,000	1,652,308
General Electric Capital Corp., 5.50%, 1/8/2020	A1	320,000	362,678
ING Bank N.V. (Netherlands)[2] , 5.125%, 5/1/2015	Baa2	1,344,000	1,388,325

2

Investment Portfolio - September 30, 2013

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
ING US, Inc., 2.90%, 2/15/2018	Baa3		$950,000	$953,876

				13,285,746

Insurance - 6.7%
American International Group, Inc., 4.875%, 6/1/2022	Baa1		2,450,000	2,628,264
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3		1,575,000	1,757,039
First American Financial Corp., 4.30%, 2/1/2023	Baa3		915,000	885,628
Genworth Holdings, Inc., 7.625%, 9/24/2021	Baa3		2,285,000	2,700,669
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3		1,980,000	2,167,047

				10,138,647

Real Estate Investment Trusts (REITS) - 9.4%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	Baa3		470,000	444,405
American Tower Corp., 3.40%, 2/15/2019	Baa3		2,505,000	2,475,914
American Tower Trust I2 , 1.551%, 3/15/2018	Aaa		465,000	453,380
BioMed Realty LP, 3.85%, 4/15/2016	Baa3		740,000	775,825
Boston Properties LP, 5.875%, 10/15/2019	Baa2		935,000	1,076,786
Camden Property Trust, 5.70%, 5/15/2017	Baa1		780,000	867,215
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2		1,305,000	1,435,372
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2		45,000	47,298
HCP, Inc., 6.70%, 1/30/2018	Baa1		1,315,000	1,531,236
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2		375,000	419,403
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2		990,000	1,048,394
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	Baa3		465,000	430,425
Mack-Cali Realty LP, 5.80%, 1/15/2016	Baa2		496,000	539,312
Simon Property Group LP, 10.35%, 4/1/2019	A2		990,000	1,346,537
UDR, Inc., 4.625%, 1/10/2022	Baa2		800,000	826,941
Ventas Realty LP, 1.55%, 9/26/2016	Baa1		610,000	610,817

				14,329,260

Total Financials				72,627,076

Health Care - 0.6%
Health Care Providers & Services - 0.6%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3		815,000	872,299

Industrials - 2.8%
Aerospace & Defense - 1.0%
Textron, Inc., 7.25%, 10/1/2019	Baa3		1,245,000	1,463,149

Airlines - 0.6%
American Airlines Pass-Through Trust, Series 2013-2, Class A2 , 4.95%, 1/15/2023	BBB	[3]	865,000	869,325

3

Investment Portfolio - September 30, 2013

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates - 0.3%
General Electric Co., 5.25%, 12/6/2017	Aa3	$370,000	$421,116

Machinery - 0.4%
Joy Global, Inc., 5.125%, 10/15/2021	Baa2	650,000	685,313

Road & Rail - 0.5%
Union Pacific Corp., 5.65%, 5/1/2017	Baa1	705,000	794,460

Total Industrials			4,233,363

Information Technology - 2.8%
Computers & Peripherals - 2.2%
Apple, Inc., 2.40%, 5/3/2023	Aa1	465,000	420,909
EMC Corp., 2.65%, 6/1/2020	A1	1,020,000	1,009,687
Hewlett-Packard Co., 2.125%, 9/13/2015	Baa1	1,850,000	1,876,538

			3,307,134

IT Services - 0.6%
The Western Union Co., 5.253%, 4/1/2020	Baa1	945,000	1,002,855

Total Information Technology			4,309,989

Materials - 7.3%
Metals & Mining - 5.8%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	1,625,000	1,706,273
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	1,220,000	1,458,034
Carpenter Technology Corp., 4.45%, 3/1/2023	Baa3	1,000,000	979,841
Freeport-McMoRan Copper & Gold, Inc.[2] , 2.375%, 3/15/2018	Baa3	650,000	628,189
Plains Exploration & Production Co., 6.125%, 6/15/2019	Baa3	800,000	857,646
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	1,250,000	1,232,438
Rio Tinto Finance USA plc (United Kingdom), 1.375%, 6/17/2016	A3	1,100,000	1,100,319
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	845,000	832,944

			8,795,684

Paper & Forest Products - 1.5%
International Paper Co., 7.50%, 8/15/2021	Baa3	1,885,000	2,319,636

Total Materials			11,115,320

Telecommunication Services - 3.6%
Diversified Telecommunication Services - 1.1%
Telefonica Emisiones S.A.U. (Spain), 5.877%, 7/15/2019	Baa2	750,000	812,347
Vivendi S.A. (France)[2] , 6.625%, 4/4/2018	Baa2	755,000	853,858

			1,666,205

Wireless Telecommunication Services - 2.5%
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	A2	1,315,000	1,413,853
Crown Castle Towers LLC[2] , 6.113%, 1/15/2020	A2	745,000	842,642
Crown Castle Towers LLC[2] , 4.883%, 8/15/2020	A2	250,000	265,292

4

Investment Portfolio - September 30, 2013

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
SBA Tower Trust[2] , 5.101%, 4/17/2017	A2		$375,000	$404,791
SBA Tower Trust[2] , 2.933%, 12/15/2017	A2		430,000	433,239
SBA Tower Trust[2] , 3.598%, 4/15/2018	Baa3		465,000	463,039

				3,822,856

Total Telecommunication Services				5,489,061

Utilities - 0.9%
Electric Utilities - 0.3%
System Energy Resources, Inc., 4.10%, 4/1/2023	Baa1		440,000	435,997

Gas Utilities - 0.6%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa1		1,000,000	960,975

Total Utilities				1,396,972

Total Non-Convertible Corporate Bonds (Identified Cost $116,751,909)				120,264,050

TOTAL CORPORATE BONDS (Identified Cost $116,751,909)				120,264,050

PREFERRED STOCKS - 2.5%
Financials - 2.5%
Commercial Banks - 1.5%
BB&T Corp., Series D (non-cumulative), 5.85%	Baa2		34,120	732,556
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%	Baa3		35,125	768,886
U.S. Bancorp., Series F (non-cumulative), 6.50%[4]	Baa1		32,800	852,472

				2,353,914

Real Estate Investment Trusts (REITS) - 1.0%
Boston Properties, Inc., Series F, 5.25%	Baa3		37,750	776,518
Public Storage, Series Q, 6.50%	A3		29,910	753,732

				1,530,250

TOTAL PREFERRED STOCKS (Identified Cost $4,238,032)				3,884,164

ASSET-BACKED SECURITIES - 0.8%
FDIC Trust, Series 2011-R1, Class A2 , 2.672%, 7/25/2026	WR	[5]	$159,147	164,249
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[2] , 5.29%, 3/25/2016	Aaa		370,000	389,964
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[2] , 3.74%, 2/25/2017	Aaa		595,000	627,598

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,124,026)				1,181,811

5

Investment Portfolio - September 30, 2013

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%
Americold LLC Trust, Series 2010-ARTA, Class A1[2] , 3.847%, 1/14/2029	AAA	[3]	$77,968	$81,604
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A2 , 2.959%, 12/10/2030	AAA	[3]	215,000	204,245
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6] , 5.734%, 5/10/2045	AAA	[3]	200,000	219,290
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		100,000	109,649
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		160,000	169,075
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6] , 5.711%, 9/11/2038	Aaa		200,000	219,815
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[3]	300,000	328,948
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[2] , 3.759%, 4/15/2044	Aaa		60,000	63,174
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6] , 5.219%, 7/15/2044	Aaa		280,000	298,482
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[2] , 3.156%, 7/10/2046	Aaa		238,269	246,170
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	Aaa		300,000	283,196
Commercial Mortgage Trust, Series 2006-GG7, Class A4[6] , 5.828%, 7/10/2038	Aaa		414,925	456,183
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,6] , 2.50%, 5/25/2043	AAA	[3]	430,417	393,235
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,6] , 2.13%, 2/25/2043	AAA	[3]	423,127	398,877
Extended Stay America Trust, Series 2013-ESH7, Class A27[2] , 2.958%, 12/5/2031	Aaa		455,000	444,646
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	WR	[5]	400,000	374,701
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR	[5]	380,000	377,663
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR	[5]	420,000	414,340
FREMF Mortgage Trust, Series 2011-K701, Class B2,6 , 4.286%, 7/25/2048	A	[3]	160,000	166,354
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6] , 5.242%, 1/12/2043	Aaa		650,000	695,844
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6] , 5.20%, 12/15/2044	Aaa		325,000	348,319
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6] , 5.863%, 4/15/2045	Aaa		435,000	477,847
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[2] , 4.07%, 11/15/2043	AAA	[3]	200,000	209,939

6

Investment Portfolio - September 30, 2013

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,6] , 3.00%, 3/25/2043	WR	[5]	$370,102	$353,499
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,6] , 3.50%, 5/25/2043	AAA	[3]	403,697	397,114
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A2 , 3.913%, 6/25/2043	Aaa		21,582	22,020
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 Class A4, 3.176%, 8/15/2045	Aaa		430,000	419,426
Motel 6 Trust, Series 2012-MTL6, Class A2[2] , 1.948%, 10/5/2025	AAA	[3]	300,000	294,164
OBP Depositor LLC Trust, Series 2010-OBP, Class A2 , 4.646%, 7/15/2045	AAA	[3]	100,000	109,484
Sequoia Mortgage Trust, Series 2011-2, Class A1[6] , 3.90%, 9/25/2041	WR	[5]	319,428	318,028
Sequoia Mortgage Trust, Series 2013-2, Class A1[6] , 1.874%, 2/25/2043	AAA	[3]	389,703	340,080
Sequoia Mortgage Trust, Series 2013-7, Class A2[6] , 3.00%, 6/25/2043	AAA	[3]	275,711	256,807
Sequoia Mortgage Trust, Series 2013-8, Class A1[6] , 3.00%, 6/25/2043	Aaa		378,774	357,428
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2 , 4.004%, 9/13/2028	AAA	[3]	245,000	259,006
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6] , 5.239%, 10/15/2044	Aaa		129,147	137,319
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6] , 6.011%, 6/15/2045	Aaa		280,000	308,816
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2] , 4.393%, 11/15/2043	Aaa		275,000	293,455
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	Aaa		545,000	516,653

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $11,610,319)				11,364,895

FOREIGN GOVERNMENT BONDS - 1.1%
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019	Baa2		300,000	390,750
Chile Government Bond (Chile), 3.25%, 9/14/2021	Aa3		900,000	891,000
Russian Foreign Bond - Eurobond (Russia)[2] , 5.00%, 4/29/2020	Baa1		300,000	321,075

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $1,606,890)				1,602,825

U.S. GOVERNMENT AGENCIES - 7.5%
Mortgage-Backed Securities - 7.5%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			694,363	751,719
Fannie Mae, Pool #995233, 5.50%, 10/1/2021			53,176	57,508
Fannie Mae, Pool #888017, 6.00%, 11/1/2021			63,559	69,655
Fannie Mae, Pool #995329, 5.50%, 12/1/2021			450,191	487,403
Fannie Mae, Pool #888136, 6.00%, 12/1/2021			82,579	90,495
Fannie Mae, Pool #888810, 5.50%, 11/1/2022			765,871	828,567

7

Investment Portfolio - September 30, 2013

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	$47,905	$52,064
Fannie Mae, Pool #AB4086, 3.00%, 12/1/2026	357,859	370,830
Fannie Mae, Pool #AJ7717, 3.00%, 12/1/2026	437,253	453,144
Fannie Mae, Pool #AK0726, 3.00%, 2/1/2027	221,573	229,629
Fannie Mae, Pool #AK4747, 3.50%, 3/1/2027	178,278	188,261
Fannie Mae, Pool #AB5970, 3.00%, 8/1/2027	518,595	537,546
Fannie Mae, Pool #AL3299, 3.00%, 2/1/2028	451,398	467,901
Fannie Mae, Pool #AL3586, 3.00%, 3/1/2028	316,328	327,892
Fannie Mae, Pool #AT9599, 3.00%, 6/1/2028	84,512	87,646
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	647,750	706,899
Fannie Mae, Pool #AO8298, 3.50%, 8/1/2042	288,282	293,785
Fannie Mae, Pool #AB6228, 3.50%, 9/1/2042	285,906	291,810
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	399,883	391,087
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	93,101	91,052
Fannie Mae, Pool #AL3499, 3.50%, 5/1/2043	152,517	155,426
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	213,484	208,771
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	193,468	189,169
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	264,478	283,119
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	77,234	84,741
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	58,420	64,229
Freddie Mac, Pool #J19935, 2.50%, 8/1/2022	231,227	236,475
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	44,199	48,686
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	78,137	85,980
Freddie Mac, Pool #J16679, 3.00%, 9/1/2026	280,138	289,812
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	54,202	58,614
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	363,315	395,429
Freddie Mac, Pool #C03815, 3.50%, 3/1/2042	92,188	93,665
Freddie Mac, Pool #G07213, 3.50%, 11/1/2042	254,424	258,589
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	402,079	371,698
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	497,571	459,948
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	207,608	202,260
Freddie Mac, Pool #Q19118, 3.50%, 6/1/2043	388,108	394,482
Freddie Mac, Pool #Q19121, 3.50%, 6/1/2043	388,230	394,485
Freddie Mac, Pool #V80160, 3.50%, 6/1/2043	232,563	236,236
Freddie Mac, Pool #C09044, 3.50%, 7/1/2043	154,667	157,109

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $11,477,471)		11,443,816

TOTAL INVESTMENTS - 98.1% (Identified Cost $146,808,647)		149,741,561
OTHER ASSETS, LESS LIABILITIES - 1.9%		2,830,384

NET ASSETS - 100%		$152,571,945

8

Investment Portfolio - September 30, 2013

(unaudited)

*Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $19,450,579, or 12.7%, of the Series’ net assets as of September 30, 2013.

3Credit ratings from S&P (unaudited).

4The rate shown is a fixed rate as of September 30, 2013; the rate becomes floating, based on LIBOR plus a spread, in 2022.

5Credit rating has been withdrawn. As of September 30, 2013, there is no rating available (unaudited).

6The coupon rate is floating and is the effective rate as of September 30, 2013.

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$146,808,647
Unrealized appreciation	5,029,524
Unrealized depreciation	(2,096,610)

Net unrealized appreciation	$2,932,914

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$3,884,164	$3,884,164	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	11,443,816	—	11,443,816	—
Corporate debt:
Consumer Discretionary	13,356,258	—	13,356,258	—
Consumer Staples	674,649	—	674,649	—
Energy	6,189,063	—	6,189,063	—
Financials	72,627,076	—	72,627,076	—
Health Care	872,299	—	872,299	—
Industrials	4,233,363	—	4,233,363	—
Information Technology	4,309,989	—	4,309,989	—
Materials	11,115,320	—	11,115,320	—
Telecommunication Services	5,489,061	—	5,489,061	—
Utilities	1,396,972	—	1,396,972	—

9

Investment Portfolio - September 30, 2013

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Asset-backed securities	$1,181,811	$—	$1,181,811	$—
Commercial mortgage-backed securities	11,364,895	—	11,364,895	—
Foreign government bonds	1,602,825	—	1,602,825	—

Total assets	$149,741,561	$3,884,164	$145,857,397	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or September 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

10

Investment Portfolio - September 30, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 76.0%
Convertible Corporate Bonds - 0.4%
Financials - 0.4%
Real Estate Investment Trusts (REITS) - 0.4%
BioMed Realty LP2 , 3.75%, 1/15/2030 (Identified Cost $2,760,938)	WR	[3]	$2,375,000	$2,731,250

Non-Convertible Corporate Bonds - 75.6%
Consumer Discretionary - 8.7%
Auto Components - 0.1%
Gestamp Funding Luxembourg S.A. (Spain)[2] , 5.625%, 5/31/2020	B1		405,000	402,975

Diversified Consumer Services - 0.5%
Block Financial LLC, 5.50%, 11/1/2022	Baa2		3,115,000	3,201,161

Hotels, Restaurants & Leisure - 1.2%
International Game Technology, 7.50%, 6/15/2019	Baa2		6,755,000	7,896,480

Household Durables - 1.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2] , 6.125%, 7/1/2022	B2		385,000	377,300
Lennar Corp., 6.95%, 6/1/2018	Ba3		385,000	424,463
NVR, Inc., 3.95%, 9/15/2022	Baa2		6,225,000	6,029,684
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3		3,125,000	3,170,350
Weekley Homes LLC - Weekley Finance Corp.[2] , 6.00%, 2/1/2023	B2		345,000	331,200

				10,332,997

Media - 3.1%
British Sky Broadcasting Group plc (United Kingdom)[2] , 9.50%, 11/15/2018	Baa1		2,450,000	3,208,233
CCO Holdings LLC - CCO Holdings Capital Corp.[2] , 5.25%, 3/15/2021	B1		700,000	672,000
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2		4,710,000	4,979,812
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		2,435,000	2,695,942
NAI Entertainment Holdings - NAI Entertainment Holdings Finance Corp.[2] , 5.00%, 8/1/2018	B1		365,000	372,300
Sirius XM Radio, Inc.[2] , 4.25%, 5/15/2020	B1		832,000	777,920
Starz LLC - Starz Finance Corp., 5.00%, 9/15/2019	Ba2		595,000	589,050
Time Warner, Inc., 3.15%, 7/15/2015	Baa2		3,000,000	3,122,676
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[2] , 5.50%, 1/15/2023	Ba3		600,000	568,500
Virgin Media Secured Finance plc (United Kingdom), 5.25%, 1/15/2021	Ba3		360,000	351,105
The Walt Disney Co., 1.35%, 8/16/2016	A2		3,000,000	3,041,241

				20,378,779

Multiline Retail - 0.9%
Dollar General Corp., 1.875%, 4/15/2018	Baa3		3,300,000	3,202,488
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa3		3,420,000	3,075,114

				6,277,602

1

Investment Portfolio - September 30, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 0.8%
Dufry Finance SCA (Switzerland)[2] , 5.50%, 10/15/2020	Ba3	$365,000	$368,070
The Home Depot, Inc., 5.40%, 3/1/2016	A3	4,325,000	4,797,601
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3	355,000	372,750

			5,538,421

Textiles, Apparel & Luxury Goods - 0.5%
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	3,231,668

Total Consumer Discretionary			57,260,083

Consumer Staples - 1.4%
Beverages - 0.5%
The Coca-Cola Co., 1.50%, 11/15/2015	Aa3	3,000,000	3,058,317
Crestview DS Merger Sub II, Inc.[2] , 10.00%, 9/1/2021	B3	395,000	406,850

			3,465,167

Food Products - 0.7%
C&S Group Enterprises LLC[2] , 8.375%, 5/1/2017	B1	604,000	644,770
KeHE Distributors LLC - KeHE Finance Corp.[2] , 7.625%, 8/15/2021	B3	375,000	380,625
Land O’ Lakes, Inc.[2] , 6.00%, 11/15/2022	Ba2	345,000	351,900
Shearer’s Foods LLC - Chip Finance Corp.[2] , 9.00%, 11/1/2019	B3	455,000	475,475
Tyson Foods, Inc., 4.50%, 6/15/2022	Baa3	2,350,000	2,439,114

			4,291,884

Household Products - 0.1%
Harbinger Group, Inc.[2] , 7.875%, 7/15/2019	B3	550,000	569,250
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	27,322

			596,572

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3	580,000	600,300

Total Consumer Staples			8,953,923

Energy - 4.7%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	3,958,222
Calfrac Holdings LP (Canada)[2] , 7.50%, 12/1/2020	B1	745,000	750,588
Nabors Industries, Inc.[2] , 2.35%, 9/15/2016	Baa2	1,000,000	1,010,722
Schlumberger Oilfield plc[2] , 4.20%, 1/15/2021	A1	2,630,000	2,801,805
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2] , 8.625%, 11/1/2018	B1	375,000	398,438
Sidewinder Drilling, Inc.[2] , 9.75%, 11/15/2019	B3	375,000	363,750
Weatherford International Ltd., 9.625%, 3/1/2019	Baa2	6,175,000	7,774,356

			17,057,881

Oil, Gas & Consumable Fuels - 2.1%
Buckeye Partners LP, 4.15%, 7/1/2023	Baa3	3,380,000	3,298,363

2

Investment Portfolio - September 30, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019	Ba3	$850,000	$864,875
EPL Oil & Gas, Inc., 8.25%, 2/15/2018	Caa1	560,000	590,800
Gulfport Energy Corp.[2] , 7.75%, 11/1/2020	B3	565,000	590,425
Lukoil International Finance B.V. (Russia)[2] , 3.416%, 4/24/2018	Baa2	1,950,000	1,937,813
Northern Tier Energy LLC - Northern Tier Finance Corp.[2] , 7.125%, 11/15/2020	B1	595,000	595,000
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	Ba3	650,000	672,750
Petroleos Mexicanos (Mexico), 3.50%, 7/18/2018	Baa1	4,800,000	4,860,000
Sabine Pass Liquefaction LLC[2] , 5.625%, 2/1/2021	Ba3	700,000	685,125

			14,095,151

Total Energy			31,153,032

Financials - 42.4%
Capital Markets - 8.1%
Goldman Sachs Capital II4 , 4.00%, 6/1/2043	Ba2	4,205,000	3,069,650
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	A3	3,290,000	3,266,671
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A3	5,875,000	6,719,531
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3	4,510,000	4,967,788
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2] , 7.375%, 4/1/2020	B1	575,000	569,250
Jefferies Group LLC, 5.125%, 4/13/2018	Baa3	4,000,000	4,292,968
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3	6,925,000	8,385,046
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	Baa2	2,295,000	2,704,669
Morgan Stanley, 2.125%, 4/25/2018	Baa1	5,070,000	4,941,465
Morgan Stanley, 7.30%, 5/13/2019	Baa1	4,310,000	5,157,105
Morgan Stanley, 5.50%, 1/26/2020	Baa1	4,485,000	4,962,940
Morgan Stanley, 5.75%, 1/25/2021	Baa1	3,940,000	4,373,829

			53,410,912

Commercial Banks - 8.8%
BB&T Corp., 5.20%, 12/23/2015	A3	2,915,000	3,161,513
BBVA Bancomer S.A. (Mexico)[2] , 6.75%, 9/30/2022	Baa2	4,300,000	4,450,500
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	Baa3	6,620,000	6,892,751
HSBC Bank plc (United Kingdom)[2] , 1.50%, 5/15/2018	Aa3	4,190,000	4,072,755
HSBC USA Capital Trust I2 , 7.808%, 12/15/2026	Baa1	1,500,000	1,524,375
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016	Baa2	3,230,000	3,225,317
Intesa Sanpaolo S.p.A. (Italy)[2] , 6.50%, 2/24/2021	Baa2	3,280,000	3,411,823
Lloyds TSB Bank plc (United Kingdom)[2] , 6.50%, 9/14/2020	Baa3	4,930,000	5,442,271
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	7,665,000	9,012,377
National City Corp., 6.875%, 5/15/2019	Baa1	1,920,000	2,290,952
PNC Bank National Association, 5.25%, 1/15/2017	A3	2,820,000	3,129,740
Royal Bank of Canada (Canada), 1.20%, 9/19/2017	Aaa	1,550,000	1,531,612

3

Investment Portfolio - September 30, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Santander Holdings USA, Inc., 3.00%, 9/24/2015	Baa2		$2,000,000	$2,057,978
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2		750,000	794,686
Santander Holdings USA, Inc., 3.45%, 8/27/2018	Baa2		3,000,000	3,063,834
Wells Fargo & Co., Series M, 3.45%, 2/13/2023	A3		3,175,000	2,971,683
Westpac Banking Corp. (Australia)[2] , 1.25%, 12/15/2017	Aaa		1,475,000	1,450,810

				58,484,977

Consumer Finance - 2.4%
American Express Co.[4] , 6.80%, 9/1/2066	Baa2		3,445,000	3,651,700
Capital One Bank USA National Association, 3.375%, 2/15/2023	Baa1		4,950,000	4,629,973
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2		3,385,000	4,152,166
Discover Bank, 4.20%, 8/8/2023	Baa3		3,210,000	3,200,309
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3		575,000	601,594

				16,235,742

Diversified Financial Services - 8.5%
Bank of America Corp., 5.75%, 8/15/2016	Baa3		3,715,000	4,101,828
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A2		2,195,000	2,629,063
Citigroup, Inc., 8.50%, 5/22/2019	Baa2		10,616,000	13,559,201
CME Group, Inc., 3.00%, 9/15/2022	Aa3		3,005,000	2,853,160
CNG Holdings, Inc.[2] , 9.375%, 5/15/2020	B3		705,000	652,125
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[4] , 8.40%, 11/29/2049	WR	[3]	1,480,000	1,604,320
Ford Motor Credit Co. LLC, 8.00%, 12/15/2016	Baa3		2,000,000	2,364,354
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	Baa3		6,030,000	6,606,173
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3		2,565,000	3,189,870
General Electric Capital Corp., 5.625%, 5/1/2018	A1		2,150,000	2,466,987
General Electric Capital Corp., 5.50%, 1/8/2020	A1		3,105,000	3,519,111
ING Bank N.V. (Netherlands)[2] , 5.125%, 5/1/2015	Baa2		4,840,000	4,999,623
ING US, Inc., 2.90%, 2/15/2018	Baa3		2,050,000	2,058,364
ING US, Inc., 5.50%, 7/15/2022	Baa3		1,100,000	1,184,193
JPMorgan Chase Bank National Association, 5.875%, 6/13/2016	A1		3,000,000	3,344,925
Oxford Finance LLC - Oxford Finance Co-Issuer, Inc.[2] , 7.25%, 1/15/2018	B1		375,000	383,437
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[2] , 8.875%, 8/1/2020	B2		715,000	748,963

				56,265,697

Insurance - 5.6%
American International Group, Inc., 4.875%, 6/1/2022	Baa1		8,525,000	9,145,288
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3		5,495,000	6,130,112
First American Financial Corp., 4.30%, 2/1/2023	Baa3		3,160,000	3,058,561

4

Investment Portfolio - September 30, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Genworth Holdings, Inc., 7.625%, 9/24/2021	Baa3	$7,955,000	$9,402,110
Genworth Holdings, Inc.[4] , 6.15%, 11/15/2066	Ba1	1,750,000	1,531,250
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3	6,915,000	7,568,246

			36,835,567

Real Estate Investment Trusts (REITS) - 9.0%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	Baa3	1,620,000	1,531,778
American Tower Corp., 3.40%, 2/15/2019	Baa3	9,600,000	9,488,534
American Tower Trust I2 , 1.551%, 3/15/2018	Aaa	1,625,000	1,584,391
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	2,750,000	2,883,133
Boston Properties LP, 5.875%, 10/15/2019	Baa2	4,455,000	5,130,570
Camden Property Trust, 5.70%, 5/15/2017	Baa1	4,025,000	4,475,051
Corrections Corp. of America, 4.125%, 4/1/2020	Ba1	580,000	549,550
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,000,000	1,099,902
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	4,180,000	4,393,422
Dupont Fabros Technology LP2 , 5.875%, 9/15/2021	Ba1	570,000	570,000
HCP, Inc., 6.70%, 1/30/2018	Baa1	4,500,000	5,239,971
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	3,450,000	3,653,495
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	Baa3	3,290,000	3,045,375
Mack-Cali Realty LP, 5.80%, 1/15/2016	Baa2	1,930,000	2,098,533
Simon Property Group LP, 6.125%, 5/30/2018	A2	3,000,000	3,518,592
Simon Property Group LP, 10.35%, 4/1/2019	A2	3,670,000	4,991,706
UDR, Inc., 4.625%, 1/10/2022	Baa2	2,850,000	2,945,977
Ventas Realty LP, 1.55%, 9/26/2016	Baa1	2,390,000	2,393,200

			59,593,180

Total Financials			280,826,075

Health Care - 1.0%
Health Care Equipment & Supplies - 0.3%
Alere, Inc., 6.50%, 6/15/2020	Caa1	795,000	788,044
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	Ba2	90,000	99,900
Fresenius Medical Care US Finance, Inc. (Germany)[2] , 6.50%, 9/15/2018	Ba2	785,000	861,537
Fresenius US Finance II, Inc. (Germany)[2] , 9.00%, 7/15/2015	Ba1	445,000	493,950

			2,243,431

Health Care Providers & Services - 0.6%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3	2,885,000	3,087,833
Tenet Healthcare Corp., 4.50%, 4/1/2021	Ba3	220,000	206,250

5

Investment Portfolio - September 30, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp.[2] , 8.125%, 4/1/2022	B3		$360,000	$375,750

				3,669,833

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International[2] , 6.75%, 8/15/2021	B1		395,000	410,800

Total Health Care				6,324,064

Industrials - 3.5%
Aerospace & Defense - 0.9%
Bombardier, Inc. (Canada)[2] , 4.25%, 1/15/2016	Ba2		365,000	378,688
Bombardier, Inc. (Canada)[2] , 6.125%, 1/15/2023	Ba2		580,000	580,000
DigitalGlobe, Inc.[2] , 5.25%, 2/1/2021	B1		365,000	348,575
Erickson Air-Crane, Inc.[2] , 8.25%, 5/1/2020	B1		460,000	450,225
Textron, Inc., 7.25%, 10/1/2019	Baa3		3,790,000	4,454,084

				6,211,572

Air Freight & Logistics - 0.1%
Aguila 3 S.A. (Luxembourg)[2] , 7.875%, 1/31/2018	B2		370,000	386,650

Airlines - 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class A2 , 4.95%, 1/15/2023	BBB	[5]	3,200,000	3,216,000
Aviation Capital Group Corp.[2] , 4.625%, 1/31/2018	BB	[5]	360,000	357,969
Aviation Capital Group Corp.[2] , 6.75%, 4/6/2021	BB	[5]	395,000	416,947
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	Ba2		165,000	171,188
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3		365,000	383,250
United Continental Holdings, Inc., 6.375%, 6/1/2018	B2		390,000	396,825

				4,942,179

Industrial Conglomerates - 0.5%
General Electric Co., 5.25%, 12/6/2017	Aa3		2,100,000	2,390,117
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	Baa2		800,000	840,335

				3,230,452

Machinery - 0.5%
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	B2		535,000	585,825
Joy Global, Inc., 5.125%, 10/15/2021	Baa2		2,350,000	2,477,671

				3,063,496

Professional Services - 0.0%*
FTI Consulting, Inc., 6.00%, 11/15/2022	BB	[5]	360,000	357,300

Road & Rail - 0.6%
Union Pacific Corp., 5.65%, 5/1/2017	Baa1		3,675,000	4,141,335

6

Investment Portfolio - September 30, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 0.2%
International Lease Finance Corp., 6.25%, 5/15/2019	Ba3	$545,000	$572,250
Rexel S.A. (France)[2] , 5.25%, 6/15/2020	Ba3	575,000	560,625

			1,132,875

Total Industrials			23,465,859

Information Technology - 2.7%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3	325,000	343,687
ViaSat, Inc., 6.875%, 6/15/2020	B2	500,000	518,750

			862,437

Computers & Peripherals - 2.4%
Apple, Inc., 2.40%, 5/3/2023	Aa1	1,690,000	1,529,756
EMC Corp., 2.65%, 6/1/2020	A1	7,435,000	7,359,825
Hewlett-Packard Co., 2.125%, 9/13/2015	Baa1	6,615,000	6,709,892

			15,599,473

Electronic Equipment, Instruments & Components - 0.1%
CPI International, Inc., 8.00%, 2/15/2018	B3	390,000	401,700

Semiconductors & Semiconductor Equipment - 0.1%
Magnachip Semiconductor Corp. (South Korea)[2] , 6.625%, 7/15/2021	B1	495,000	488,813

Software - 0.0%*
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[2] , 9.25%, 1/15/2018	B3	360,000	371,700

Total Information Technology			17,724,123

Materials - 5.8%
Chemicals - 0.3%
Nufarm Australia Ltd. (Australia)[2] , 6.375%, 10/15/2019	Ba3	375,000	373,125
Pinnacle Operating Corp.[2] , 9.00%, 11/15/2020	Caa1	365,000	373,669
Rentech Nitrogen Partners LP - Rentech Nitrogen Finance Corp.[2] , 6.50%, 4/15/2021	B1	605,000	592,900
Trinseo Materials Operating SCA - Trinseo Materials Finance, Inc. (Luxembourg)[2] , 8.75%, 2/1/2019	B2	365,000	362,263

			1,701,957

Metals & Mining - 4.4%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	5,185,000	5,444,323
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	3,860,205
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	500,000	514,345
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	1,000,000	953,261
Freeport-McMoRan Copper & Gold, Inc.[2] , 2.375%, 3/15/2018	Baa3	2,350,000	2,271,146
Plains Exploration & Production Co., 6.125%, 6/15/2019	Baa3	4,475,000	4,797,455

7

Investment Portfolio - September 30, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	$4,000,000	$3,943,800
Rio Tinto Finance USA plc (United Kingdom), 1.375%, 6/17/2016	A3	3,900,000	3,901,131
Shale-Inland Holdings LLC - Shale-Inland Finance Corp.[2] , 8.75%, 11/15/2019	B3	375,000	367,500
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	3,010,000	2,967,056

			29,020,222

Paper & Forest Products - 1.1%
International Paper Co., 7.50%, 8/15/2021	Baa3	5,330,000	6,558,970
Smurfit Kappa Acquisitions (Ireland)[2] , 4.875%, 9/15/2018	Ba2	940,000	940,000

			7,498,970

Total Materials			38,221,149

Telecommunication Services - 4.6%
Diversified Telecommunication Services - 2.2%
Digicel Ltd. (Jamaica)[2] , 6.00%, 4/15/2021	B1	585,000	549,900
Telefonica Emisiones S.A.U. (Spain), 5.877%, 7/15/2019	Baa2	5,780,000	6,260,486
UPCB Finance VI Ltd. (Netherlands)[2] , 6.875%, 1/15/2022	Ba3	725,000	768,500
Verizon Communications, Inc., 2.00%, 11/1/2016	Baa1	3,000,000	3,040,059
Vivendi S.A. (France)[2] , 6.625%, 4/4/2018	Baa2	2,795,000	3,160,972
Windstream Corp., 7.50%, 6/1/2022	B1	770,000	768,075

			14,547,992

Wireless Telecommunication Services - 2.4%
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	A2	4,980,000	5,354,362
Crown Castle Towers LLC[2] , 6.113%, 1/15/2020	A2	4,070,000	4,603,426
Crown Castle Towers LLC[2] , 4.883%, 8/15/2020	A2	610,000	647,313
SBA Tower Trust[2] , 5.101%, 4/17/2017	A2	2,095,000	2,261,431
SBA Tower Trust[2] , 2.933%, 12/15/2017	A2	1,515,000	1,526,411
SBA Tower Trust[2] , 3.598%, 4/15/2018	Baa3	1,640,000	1,633,082

			16,026,025

Total Telecommunication Services			30,574,017

Utilities - 0.8%
Electric Utilities - 0.4%
System Energy Resources, Inc., 4.10%, 4/1/2023	Baa1	3,110,000	3,081,708

Gas Utilities - 0.3%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa1	2,000,000	1,921,950

8

Investment Portfolio - September 30, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc., 7.875%, 5/15/2021	B1		$440,000	$470,800

Total Utilities				5,474,458

Total Non-Convertible Corporate Bonds (Identified Cost $480,518,772)				499,976,783

TOTAL CORPORATE BONDS (Identified Cost $483,279,710)				502,708,033

PREFERRED STOCKS - 2.9%
Financials - 2.9%
Commercial Banks - 1.3%
BB&T Corp., Series D (non-cumulative), 5.85%	Baa2		119,980	2,575,971
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%	Baa3		123,550	2,704,509
U.S. Bancorp., Series F (non-cumulative), 6.50%[6]	Baa1		114,010	2,963,120

				8,243,600

Diversified Financial Services - 0.4%
JPMorgan Chase & Co., Series P (non-cumulative), 5.45%	Ba1		126,000	2,683,800

Insurance - 0.2%
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[6]	Baa3		16,100	1,581,986

Real Estate Investment Trusts (REITS) - 1.0%
Boston Properties, Inc., Series F, 5.25%	Baa3		132,000	2,715,240
National Retail Properties, Inc., 5.70%	Baa3		70,000	1,378,300
Public Storage, Series Q, 6.50%	A3		109,100	2,749,320

				6,842,860

TOTAL PREFERRED STOCKS (Identified Cost $21,433,099)				19,352,246

ASSET-BACKED SECURITIES - 0.9%
FDIC Trust, Series 2011-R1, Class A2 , 2.672%, 7/25/2026	WR	[3]	$798,660	824,264
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[2] , 5.29%, 3/25/2016	Aaa		2,585,000	2,724,479
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[2] , 3.74%, 2/25/2017	Aaa		2,360,000	2,489,297
SLM Student Loan Trust, Series 2002-4, Class A4[4] , 0.394%, 3/15/2017	Aaa		68,143	68,076

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,810,561)				6,106,116

9

Investment Portfolio - September 30, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.3%
Americold LLC Trust, Series 2010-ARTA, Class A1[2] , 3.847%, 1/14/2029	AAA	[5]	$339,160	$354,979
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A2 , 2.959%, 12/10/2030	AAA	[5]	745,000	707,731
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[4] , 5.734%, 5/10/2045	AAA	[5]	700,000	767,515
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		335,000	367,324
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		715,000	755,556
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[4] , 5.711%, 9/11/2038	Aaa		1,010,000	1,110,068
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[5]	650,000	712,720
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[2] , 3.759%, 4/15/2044	Aaa		240,000	252,694
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[4] , 5.219%, 7/15/2044	Aaa		500,000	533,003
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[2] , 3.156%, 7/10/2046	Aaa		1,173,362	1,212,271
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	Aaa		1,055,000	995,905
Commercial Mortgage Trust, Series 2006-GG7, Class A4[4] , 5.828%, 7/10/2038	Aaa		1,694,692	1,863,205
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,4] , 2.50%, 5/25/2043	AAA	[5]	1,573,248	1,437,340
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,4] , 2.13%, 2/25/2043	AAA	[5]	1,473,971	1,389,495
Extended Stay America Trust, Series 2013-ESH7, Class A27[2] , 2.958%, 12/5/2031	Aaa		1,500,000	1,465,865
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	WR	[3]	1,400,000	1,311,454
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR	[3]	1,325,000	1,316,853
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR	[3]	1,480,000	1,460,054
FREMF Mortgage Trust, Series 2011-K701, Class B2,4 , 4.286%, 7/25/2048	A	[5]	950,000	987,728
FREMF Mortgage Trust, Series 2011-K702, Class B2,4 , 4.77%, 4/25/2044	A3		230,000	243,572
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[4] , 5.242%, 1/12/2043	Aaa		850,000	909,950
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[4] , 5.20%, 12/15/2044	Aaa		1,670,000	1,789,823
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[4] , 5.863%, 4/15/2045	Aaa		1,075,000	1,180,886

10

Investment Portfolio - September 30, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[2] , 4.07%, 11/15/2043	AAA	[5]	$750,000	$787,273
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,4] , 3.00%, 3/25/2043	WR	[3]	1,289,255	1,231,418
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,4] , 3.50%, 5/25/2043	AAA	[5]	1,485,831	1,461,600
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 Class A4, 3.176%, 8/15/2045	Aaa		1,505,000	1,467,991
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A4 , 5.23%, 9/15/2042	Aaa		197,531	209,106
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[2] , 3.884%, 9/15/2047	AAA	[5]	200,000	211,151
Motel 6 Trust, Series 2012-MTL6, Class A2[2] , 1.948%, 10/5/2025	AAA	[5]	1,055,000	1,034,478
OBP Depositor LLC Trust, Series 2010-OBP, Class A2 , 4.646%, 7/15/2045	AAA	[5]	420,000	459,834
Sequoia Mortgage Trust, Series 2011-2, Class A1[4] , 3.90%, 9/25/2041	WR	[3]	1,017,090	1,012,633
Sequoia Mortgage Trust, Series 2013-2, Class A1[4] , 1.874%, 2/25/2043	AAA	[5]	1,338,744	1,168,276
Sequoia Mortgage Trust, Series 2013-7, Class A2[4] , 3.00%, 6/25/2043	AAA	[5]	1,014,222	944,684
Sequoia Mortgage Trust, Series 2013-8, Class A1[4] , 3.00%, 6/25/2043	Aaa		1,400,974	1,322,020
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2 , 4.004%, 9/13/2028	AAA	[5]	1,195,000	1,263,313
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4] , 5.239%, 10/15/2044	Aaa		1,050,395	1,116,858
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[4] , 6.011%, 6/15/2045	Aaa		1,220,000	1,345,554
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2] , 4.393%, 11/15/2043	Aaa		1,350,000	1,440,596
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	Aaa		1,915,000	1,815,397

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $42,107,338)				41,418,173

FOREIGN GOVERNMENT BONDS - 2.8%
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019	Baa2		1,300,000	1,693,250
Chile Government Bond (Chile), 3.25%, 9/14/2021	Aa3		3,200,000	3,168,000
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	A3		8,905,000	2,795,326
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	Baa1		55,455,000	4,600,907
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	Baa1		63,000,000	4,983,317
Russian Foreign Bond - Eurobond (Russia)[2] , 5.00%, 4/29/2020	Baa1		1,000,000	1,070,250

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $18,523,424)				18,311,050

11

Investment Portfolio - September 30, 2013

(unaudited)

CORE PLUS BOND SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE

MUTUAL FUND - 0.0%*
John Hancock Preferred Income Fund (Identified Cost $139,390)	10,500	$202,440

U.S. GOVERNMENT AGENCIES - 6.2%

Mortgage-Backed Securities - 6.2%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	$1,684,134	1,823,249
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	139,164	150,500
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	154,477	169,291
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	1,094,528	1,184,999
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	199,996	219,169
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	1,858,082	2,010,190
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	116,354	126,455
Fannie Mae, Pool #AB4086, 3.00%, 12/1/2026	1,330,552	1,378,781
Fannie Mae, Pool #AJ7717, 3.00%, 12/1/2026	1,625,747	1,684,833
Fannie Mae, Pool #AK0726, 3.00%, 2/1/2027	664,720	688,886
Fannie Mae, Pool #AK4747, 3.50%, 3/1/2027	651,732	688,227
Fannie Mae, Pool #AB5970, 3.00%, 8/1/2027	1,928,184	1,998,645
Fannie Mae, Pool #AL3299, 3.00%, 2/1/2028	1,354,195	1,403,702
Fannie Mae, Pool #AL3586, 3.00%, 3/1/2028	958,568	993,612
Fannie Mae, Pool #MA1453, 3.00%, 5/1/2028	727,478	754,551
Fannie Mae, Pool #AT9599, 3.00%, 6/1/2028	314,225	325,878
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	667,760	726,506
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	2,281,293	2,489,608
Fannie Mae, Pool #AO8298, 3.50%, 8/1/2042	1,071,861	1,092,318
Fannie Mae, Pool #AB6228, 3.50%, 9/1/2042	1,063,027	1,084,977
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	1,486,804	1,454,100
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	346,160	338,541
Fannie Mae, Pool #AL3499, 3.50%, 5/1/2043	567,072	577,889
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	793,754	776,231
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	719,331	703,348
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	642,935	688,250
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	187,425	205,641
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	141,904	156,012
Freddie Mac, Pool #J19935, 2.50%, 8/1/2022	1,310,285	1,340,028
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	107,455	118,363
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	189,401	208,411
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	83,647	90,267
Freddie Mac, Pool #J16679, 3.00%, 9/1/2026	1,041,580	1,077,551
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	982,034	1,061,967
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	867,245	937,835
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	90,447	97,810
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	698,590	760,340
Freddie Mac, Pool #C03815, 3.50%, 3/1/2042	342,765	348,255

12

Investment Portfolio - September 30, 2013

(unaudited)

CORE PLUS BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G07213, 3.50%, 11/1/2042	$945,974	$961,460
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	1,494,967	1,382,005
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	1,850,018	1,710,132
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	771,906	752,023
Freddie Mac, Pool #Q19118, 3.50%, 6/1/2043	1,443,019	1,466,719
Freddie Mac, Pool #Q19121, 3.50%, 6/1/2043	1,443,473	1,466,730
Freddie Mac, Pool #V80160, 3.50%, 6/1/2043	864,693	878,349
Freddie Mac, Pool #C09044, 3.50%, 7/1/2043	575,069	584,150

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $41,313,037)		41,136,784

SHORT-TERM INVESTMENT - 2.7%
Dreyfus Cash Management, Inc. - Institutional Shares[7] , 0.04%, (Identified Cost $17,839,413)	17,839,413	17,839,413

TOTAL INVESTMENTS - 97.8% (Identified Cost $630,445,972)		647,074,255
OTHER ASSETS, LESS LIABILITIES - 2.2%		14,788,046

NET ASSETS - 100%		$661,862,301

* Less than 0.1%

MXN - Mexican Peso

MYR - Malaysian Ringgit

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $104,812,104, or 15.8%, of the Series’ net assets as of September 30, 2013.

3Credit rating has been withdrawn. As of September 30, 2013, there is no rating available (unaudited).

4 The coupon rate is floating and is the effective rate as of September 30, 2013.

5Credit ratings from S&P (unaudited).

6The rate shown is a fixed rate as of September 30, 2013; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022.

7Rate shown is the current yield as of September 30, 2013.

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$630,452,476
Unrealized appreciation	25,741,346
Unrealized depreciation	(9,119,567)

Net unrealized appreciation	$16,621,779

13

Investment Portfolio - September 30, 2013

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$19,352,246	$19,352,246	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	41,136,784	—	41,136,784	—
Corporate debt:
Consumer Discretionary	57,260,083	—	57,260,083	—
Consumer Staples	8,953,923	—	8,953,923	—
Energy	31,153,032	—	31,153,032	—
Financials	280,826,075	—	280,826,075	—
Health Care	6,324,064	—	6,324,064	—
Industrials	23,465,859	—	23,465,859	—
Information Technology	17,724,123	—	17,724,123	—
Materials	38,221,149	—	38,221,149	—
Telecommunication Services	30,574,017	—	30,574,017	—
Utilities	5,474,458	—	5,474,458	—
Convertible corporate debt:
Financials	2,731,250	—	2,731,250	—
Asset-backed securities	6,106,116	—	6,106,116	—
Commercial mortgage-backed securities	41,418,173	—	41,418,173	—
Foreign government bonds	18,311,050	—	18,311,050	—
Mutual funds	18,041,853	18,041,853	—	—

Total assets	$647,074,255	$37,394,099	$609,680,156	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or September 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

14

Investment Portfolio - September 30, 2013

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 99.5%
Consumer Discretionary - 11.5%
Hotels, Restaurants & Leisure - 8.0%
Accor S.A. (France)[1]	150,760	$6,264,855
Hyatt Hotels Corp. - Class A*	82,010	3,523,150
InterContinental Hotels Group plc (United Kingdom)[1]	167,058	4,876,671
Orient-Express Hotels Ltd. - ADR - Class A	118,320	1,535,794

		16,200,470

Household Durables - 3.5%
DR Horton, Inc.	114,000	2,215,020
Lennar Corp. - Class A	28,466	1,007,696
NVR, Inc.*	1,621	1,490,007
Toll Brothers, Inc.*	74,932	2,430,045

		7,142,768

Total Consumer Discretionary		23,343,238

Financials - 86.4%
Real Estate Management & Development - 0.5%
General Shopping Brasil S.A. (Brazil)*	291,000	1,110,797

REITS - Apartments - 15.9%
American Campus Communities, Inc.	94,320	3,221,028
Apartment Investment & Management Co. - Class A	125,610	3,509,543
Associated Estates Realty Corp.	219,738	3,276,294
AvalonBay Communities, Inc.	25,150	3,196,313
Camden Property Trust	49,610	3,048,038
Education Realty Trust, Inc.	184,450	1,678,495
Equity Residential	60,250	3,227,593
Home Properties, Inc.	41,440	2,393,160
Mid-America Apartment Communities, Inc.	51,400	3,212,500
UDR, Inc.	227,730	5,397,201

		32,160,165

REITS - Diversified - 8.8%
Coresite Realty Corp.	145,870	4,950,828
Digital Realty Trust, Inc.	81,052	4,303,861
DuPont Fabros Technology, Inc.	189,182	4,875,220
Unibail-Rodamco SE (France)[1]	10,825	2,685,561
Weyerhaeuser Co.	35,530	1,017,224

		17,832,694

REITS - Health Care - 12.0%
HCP, Inc.	136,140	5,574,933
Health Care REIT, Inc.	98,210	6,126,340
Healthcare Realty Trust, Inc.	84,090	1,943,320
Healthcare Trust of America, Inc.*	282,490	2,971,795
Physicians Realty Trust*	86,190	1,044,623

1

Investment Portfolio - September 30, 2013

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Health Care (continued)
Ventas, Inc.	110,280	$6,782,220

		24,443,231

REITS - Hotels - 6.1%
Host Hotels & Resorts, Inc.	366,120	6,469,340
Pebblebrook Hotel Trust	202,344	5,809,296

		12,278,636

REITS - Manufactured Homes - 1.3%
Equity Lifestyle Properties, Inc.	78,060	2,667,310

REITS - Office Property - 10.7%
Alexandria Real Estate Equities, Inc.	75,920	4,847,492
BioMed Realty Trust, Inc.	353,337	6,568,535
Boston Properties, Inc.	23,720	2,535,668
Corporate Office Properties Trust	193,214	4,463,243
Mack-Cali Realty Corp.	147,420	3,234,395

		21,649,333

REITS - Regional Malls - 12.7%
CBL & Associates Properties, Inc.	138,570	2,646,687
General Growth Properties, Inc.	405,820	7,828,268
Glimcher Realty Trust	387,520	3,778,320
Simon Property Group, Inc.	74,930	11,106,874
Trade Street Residential, Inc.	58,540	407,438

		25,767,587

REITS - Shopping Centers - 6.3%
AmREIT, Inc. - Class B	61,150	1,060,953
Cedar Realty Trust, Inc.	716,938	3,713,739
Hammerson plc (United Kingdom)[1]	282,090	2,286,938
Kimco Realty Corp.	282,870	5,708,317

		12,769,947

REITS - Single Tenant - 4.9%
Agree Realty Corp.	151,950	4,585,851
National Retail Properties, Inc.	118,710	3,777,352
Realty Income Corp.	38,120	1,515,270

		9,878,473

REITS - Storage - 7.2%
CubeSmart	144,130	2,571,279
Extra Space Storage, Inc.	51,480	2,355,210
Public Storage	20,000	3,211,000

2

Investment Portfolio - September 30, 2013

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Storage (continued)
Sovran Self Storage, Inc.	85,731	$6,488,122

		14,625,611

Total Financials		175,183,784

Industrials - 1.1%
Transportation Infrastructure - 1.1%
Groupe Eurotunnel S.A. (France)[1]	248,100	2,260,936

Information Technology - 0.5%
IT Services - 0.5%
InterXion Holding N.V. - ADR (Netherlands)*	45,440	1,010,586

Utilities - 0.0%*
Electric Utilities - 0.0%*
Prime AET&D Holdings No.1 Ltd (Australia)*[2]	125,000	—

TOTAL COMMON STOCKS (Identified Cost $172,301,818)		201,798,544

SHORT-TERM INVESTMENT - 0.2%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.04% (Identified Cost $415,919)	415,919	415,919

TOTAL INVESTMENTS - 99.7% (Identified Cost $172,717,737)		202,214,463
OTHER ASSETS, LESS LIABILITIES - 0.3%		546,307

NET ASSETS - 100%		$202,760,770

ADR - American Depository Receipt

No. - Number

REITS - Real Estate Investment Trusts

*Non-income producing security.

**Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Security has been valued at fair value as determined in good faith by the Advisor.

3Rate shown is the current yield as of September 30, 2013.

3

Investment Portfolio - September 30, 2013

(unaudited)

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$172,779,997
Unrealized appreciation	34,365,860
Unrealized depreciation	(4,931,394)

Net unrealized appreciation	$29,434,466

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$23,343,238	$12,201,712	$11,141,526	$—
Financials	175,183,784	170,211,285	4,972,499	—
Industrials	2,260,936	—	2,260,936	—
Information Technology	1,010,586	1,010,586	—	—
Utilities	—	—	—	—	*
Mutual funds	415,919	415,919	—	—

Total assets	$202,214,463	$183,839,502	$18,374,961	$—

*Prime AET&D Holdings No.1 Ltd. is a Level 3 security as of September 30, 2013. However, there is no cost or market value for this security reported in the financial statements. There was no activity in this security for the nine months ended September 30, 2013.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2013

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES - 89.9%
Akron, Recreational Facilities Impt., Prerefunded Balance, G.O. Bond	6.500%	11/1/2015	Aa3		$300,000	$338,064
Akron, Various Purposes Impt., G.O. Bond	4.250%	12/1/2028	AA	[2]	200,000	200,824
Allen East Local School District, Prerefunded Balance, G.O. Bond, AMBAC	4.300%	12/1/2017	WR	[3]	285,000	298,617
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2019	A1		720,000	819,900
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1		100,000	109,824
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A2		200,000	227,160
Beaver Local School District, G.O. Bond	4.000%	12/1/2029	Aa2		230,000	225,423
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aa3		10,000	10,312
Brunswick, Limited Tax, Capital Impt., G.O. Bond	4.000%	12/1/2025	Aa2		100,000	104,819
Butler County, Water & Sewer, G.O. Bond	2.500%	12/1/2014	Aa1		100,000	102,554
Canal Winchester Local School District, G.O. Bond, AGM	4.250%	12/1/2027	Aa3		500,000	505,080
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	12/1/2025	Aa3		1,355,000	1,458,170
Cincinnati City School District, Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2020	Aa2		315,000	317,552
Cincinnati City School District, Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2024	Aa2		500,000	504,050
Cincinnati City School District, Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2031	Aa2		1,170,000	1,179,477
Cincinnati Water Systems, Series A, Revenue Bond	5.000%	12/1/2014	Aaa		200,000	211,228
Cincinnati Water Systems, Series A, Revenue Bond	5.000%	12/1/2018	Aaa		230,000	269,535
Cincinnati Water Systems, Series A, Revenue Bond	4.250%	12/1/2019	Aaa		200,000	227,608
Cincinnati Water Systems, Series A, Revenue Bond	5.000%	12/1/2036	Aaa		400,000	421,632
Cincinnati Water Systems, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2037	Aaa		400,000	420,784
Cincinnati, Various Purposes Impt., Series A, G.O. Bond	2.000%	12/1/2014	Aa2		250,000	255,190
Cincinnati, Various Purposes Impt., Series B, G.O. Bond	1.500%	12/1/2014	Aa2		360,000	365,371
Cincinnati, Various Purposes Impt., Series B, G.O. Bond	4.250%	12/1/2026	Aa2		170,000	178,417
Cleveland Department of Public Utilities Division of Water, Series A, Revenue Bond	5.000%	1/1/2019	Aa2		235,000	273,291
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	4.000%	1/1/2014	Aa1		500,000	504,860
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	5.000%	1/1/2016	Aa1		150,000	164,887
Columbus City School District, Facilities Construction & Impt., G.O. Bond, AGM	4.250%	12/1/2032	Aa2		500,000	480,305
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2026	Aa2		250,000	264,658

1

Investment Portfolio - September 30, 2013

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2032	Aa2		$300,000	$316,713
Columbus, Limited Tax, Public Impt., Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa		250,000	258,827
Columbus, Limited Tax, Public Impt., Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2019	Aaa		895,000	926,602
Columbus, Various Purposes Impt., Series B, G.O. Bond	5.000%	9/1/2014	Aaa		400,000	417,704
Columbus, Various Purposes Impt., Series D, G.O. Bond	5.000%	12/15/2013	Aaa		100,000	101,010
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1		400,000	448,952
Delaware County, Public Impt., Series A, G.O. Bond	4.000%	12/1/2015	Aa1		250,000	269,343
Delaware County, Series B, G.O. Bond	4.000%	12/1/2015	Aa1		200,000	215,474
Eaton Community City School District, G.O. Bond, NATL	4.125%	12/1/2026	Aa2		500,000	504,365
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3		200,000	233,742
Fairview Park City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2029	Aa2		185,000	199,312
Fairview Park City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2029	Aa2		130,000	140,102
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa		500,000	547,900
Gahanna, Public Impt., G.O. Bond, NATL	4.250%	12/1/2014	Aa1		100,000	104,641
Green, G.O. Bond	2.000%	12/1/2014	AA	[2]	285,000	290,555
Greene County Water System, Revenue Bond	3.500%	12/1/2026	Aa2		300,000	295,716
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2		100,000	117,357
Hamilton County, Sewer Impt., Series A, Revenue Bond	3.750%	12/1/2015	Aa2		200,000	214,434
Hamilton County, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	594,830
Hamilton County, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2032	Aa2		100,000	104,273
Hamilton Waterworks System, Series A, Revenue Bond, AGC	4.125%	10/15/2023	Aa3		120,000	126,614
Hamilton Waterworks System, Series A, Revenue Bond, AGC	4.625%	10/15/2029	Aa3		100,000	102,353
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2		200,000	213,704
Harrison, Various Purposes Impt., G.O. Bond, AGM	5.250%	12/1/2038	A1		275,000	292,069
Ironton City School District, Prerefunded Balance, G.O. Bond, NATL	4.250%	12/1/2028	Baa1		200,000	221,758
Ironton City School District, Unrefunded Balance, G.O. Bond, NATL	4.250%	12/1/2028	Baa1		300,000	293,418
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2015	Aa2		225,000	238,109

2

Investment Portfolio - September 30, 2013

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2019	Aa2		$705,000	$746,073
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	WR	[3]	500,000	502,025
Licking Heights Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.250%	12/1/2023	Aa2		1,140,000	1,178,429
Lima, Sewer Impt., Revenue Bond, AGM	4.300%	12/1/2029	A2		200,000	206,190
Loveland City School District, G.O. Bond, AGM	5.000%	12/1/2015	Aa2		300,000	328,383
Lucas County, Sewer & Water District Impt., G.O. Bond	4.100%	12/1/2027	AA	[2]	100,000	103,630
Mahoning Valley Sanitary District, Revenue Bond, AGC	2.125%	12/1/2015	A3		100,000	103,318
Marion, Limited Tax, Various Purposes Impt., Series A, G.O. Bond, AGM	4.300%	12/1/2030	A2		100,000	102,728
Marysville, Sewer & Wastewater, Revenue Bond, AGC, XLCA	4.750%	12/1/2046	A3		180,000	177,059
Marysville, Various Purposes Impt., G.O. Bond	2.000%	12/1/2013	Aa3		155,000	155,406
Mason, Limited Tax, Various Purposes Impt., G.O. Bond	4.250%	12/1/2027	Aaa		925,000	949,855
Maumee City School District, Prerefunded Balance, G.O. Bond, AGM	4.600%	12/1/2031	A2		260,000	261,942
Mentor, Public Impt., G.O. Bond	2.000%	12/1/2014	Aa1		200,000	203,804
Miami County, Various Purposes Impt., G.O. Bond	2.000%	12/1/2013	Aa2		300,000	300,711
Miamisburg City School District, G.O. Bond	5.000%	12/1/2033	Aa2		250,000	259,690
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa3		100,000	113,195
Middletown, Various Purposes Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa3		230,000	260,033
Mount Healthy City School District, G.O. Bond, AGM	5.000%	12/1/2031	A1		200,000	208,510
Muskingum County, Limited Tax, Various Purposes Impt., G.O. Bond, AGC	4.300%	12/1/2028	Aa3		145,000	149,915
North Royalton, Various Purposes Impt., G.O. Bond	5.250%	12/1/2028	Aa2		1,025,000	1,117,055
Northeast Ohio Regional Sewer District, Revenue Bond	5.000%	11/15/2021	Aa1		750,000	883,770
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond	5.250%	12/1/2017	AAA	[2]	270,000	279,102
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2018	Aaa		100,000	119,831
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa		125,000	153,239
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa		200,000	220,776
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa		300,000	311,163
Ohio State Water Development Authority, Pure Water, Prerefunded Balance, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa		25,000	26,904

3

Investment Portfolio - September 30, 2013

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Ohio State Water Development Authority, Revenue Bond	5.000%	6/1/2018	Aaa		$350,000	$407,309
Ohio State Water Development Authority, Series A, Revenue Bond	5.000%	6/1/2018	Aaa		100,000	116,374
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	12/1/2023	AAA	[2]	575,000	619,177
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond, NATL	5.000%	12/1/2030	Aa1		180,000	181,467
Ohio State, Public Impt., Series A, G.O. Bond	5.000%	2/1/2014	Aa1		250,000	254,070
Ohio State, School Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	6/15/2015	Aa1		300,000	310,212
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1		500,000	594,015
Olentangy Local School District, Series A, G.O. Bond, AGM	4.500%	12/1/2032	Aa1		800,000	811,040
Otsego Local School District, Prerefunded Balance, G.O. Bond, AGM	4.300%	12/1/2016	Aa3		100,000	104,778
Princeton City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2030	AA	[2]	200,000	201,636
South Range Local School District, G.O. Bond, XLCA	4.500%	12/1/2035	A	[2]	225,000	218,227
Springboro, Limited Tax, Public Impt., G.O. Bond	3.250%	12/1/2014	Aa1		100,000	103,475
Springboro, Limited Tax, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	114,607
Springboro, Sewer System, Revenue Bond	4.000%	6/1/2018	Aa3		100,000	110,165
Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1		100,000	120,537
Sylvania City School District, G.O. Bond, AGC	5.000%	12/1/2025	Aa3		270,000	294,551
Sylvania, Public Impt., G.O. Bond	2.000%	12/1/2014	AA	[2]	300,000	305,529
Symmes Township, Limited Tax, Parkland Acquisition & Impt., G.O. Bond	5.250%	12/1/2037	Aa1		100,000	106,947
Talawanda School District, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2021	Aa2		200,000	206,462
Tallmadge, G.O. Bond	4.250%	12/1/2030	Aa2		180,000	192,492
Toledo Water System, Revenue Bond	5.000%	11/15/2018	Aa3		500,000	578,995
Toledo, Limited Tax, Capital Impt., G.O. Bond	3.375%	12/1/2028	A2		200,000	177,012
Twinsburg City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2018	Aa2		100,000	105,571
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa2		235,000	247,239
Wadsworth City School District, G.O. Bond, AGC	5.000%	12/1/2037	AA	[2]	180,000	184,270
Warren, Limited Tax, G.O. Bond, AGM	3.250%	12/1/2032	A1		285,000	245,847
West Chester Township, Public Impt., G.O. Bond, NATL	4.000%	12/1/2013	Aaa		100,000	100,648
Wood County, G.O. Bond	5.400%	12/1/2013	Aa2		5,000	5,019

TOTAL MUNICIPAL BONDS (Identified Cost $34,518,886)						34,669,876

4

Investment Portfolio - September 30, 2013

(unaudited)

OHIO TAX EXEMPT SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 9.0%
Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $ 3,457,441)	3,457,441	$3,457,441

TOTAL INVESTMENTS - 98.9% (Identified Cost $ 37,976,327)		38,127,317
OTHER ASSETS, LESS LIABILITIES - 1.1%		411,397

NET ASSETS - 100%		$38,538,714

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2013, there is no rating available (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: AGM - 19.4%; NATL - 10.9%.

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$37,976,327
Unrealized appreciation	512,070
Unrealized depreciation	(361,080)

Net unrealized appreciation	$150,990

5

Investment Portfolio - September 30, 2013

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$34,669,876	$—	$34,669,876	$—
Mutual fund	3,457,441	3,457,441	—	—

Total assets	$38,127,317	$3,457,441	$34,669,876	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or September 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2013

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 97.5%
Consumer Discretionary - 1.1%
Auto Components - 1.1%
BorgWarner, Inc.	11,830	$1,199,444

Consumer Staples - 7.2%
Food & Staples Retailing - 1.3%
Whole Foods Market, Inc.	23,050	1,348,425

Food Products - 5.9%
Annie’s, Inc.*	17,560	862,196
Glanbia plc (Ireland)*[1]	75,080	983,319
Ingredion, Inc.	46,770	3,094,771
Mead Johnson Nutrition Co.	18,840	1,399,058

		6,339,344

Total Consumer Staples		7,687,769

Energy - 16.0%
Energy Equipment & Services - 9.9%
Baker Hughes, Inc.	32,620	1,601,642
Cameron International Corp.*	61,610	3,596,176
Core Laboratories N.V. - ADR	6,390	1,081,252
Fugro N.V. (Netherlands)[1]	17,300	1,054,700
National Oilwell Varco, Inc.	14,230	1,111,505
Prosafe SE (Norway)[1]	112,900	901,081
Schlumberger Ltd.	13,590	1,200,812

		10,547,168

Oil, Gas & Consumable Fuels - 6.1%
Encana Corp. (Canada)	59,680	1,034,254
EOG Resources, Inc.	10,880	1,841,766
Hess Corp.	27,310	2,112,155
Range Resources Corp.	20,100	1,525,389

		6,513,564

Total Energy		17,060,732

Financials - 8.9%
Real Estate Investment Trusts (REITS) - 8.9%
Digital Realty Trust, Inc.	38,620	2,050,722
DuPont Fabros Technology, Inc.	132,420	3,412,463
Plum Creek Timber Co., Inc.	21,610	1,011,996
Potlatch Corp.	23,570	935,258
Rayonier, Inc.	17,750	987,788
Weyerhaeuser Co.	37,460	1,072,480

Total Financials		9,470,707

1

Investment Portfolio - September 30, 2013

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care - 2.1%
Health Care Equipment & Supplies - 2.1%
Neogen Corp.*	36,620	$2,223,566

Industrials - 40.5%
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	17,650	1,051,234

Airlines - 1.3%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	286,890	1,402,892

Electrical Equipment - 3.4%
Polypore International, Inc.*	61,270	2,510,232
Schneider Electric S.A. (France)[1]	13,390	1,133,031

		3,643,263

Machinery - 23.3%
AGCO Corp.	39,220	2,369,673
Deere & Co.	10,390	845,642
FANUC Corp. (Japan)[1]	12,900	2,137,879
Joy Global, Inc.	30,110	1,536,814
Kennametal, Inc.	23,570	1,074,792
KUKA AG (Germany)[1]	48,140	2,087,437
Lindsay Corp.	13,400	1,093,708
Luxfer Holdings plc - ADR (United Kingdom)	30,720	490,906
Pall Corp.	44,470	3,425,969
Pentair Ltd. - ADR	51,940	3,372,984
Westport Innovations, Inc. - ADR (Canada)*	128,670	3,112,527
Xylem, Inc.	116,090	3,242,394

		24,790,725

Professional Services - 3.1%
ALS Ltd. (Australia)[1]	230,020	2,253,218
SGS S.A. (Switzerland)[1]	450	1,075,461

		3,328,679

Trading Companies & Distributors - 4.9%
Brenntag AG (Germany)[1]	13,590	2,262,403
Fastenal Co.	43,340	2,177,835
MSC Industrial Direct Co., Inc. - Class A	9,410	765,504

		5,205,742

Transportation Infrastructure - 3.5%
Groupe Eurotunnel S.A. (France)[1]	196,680	1,792,346
Koninklijke Vopak N.V. (Netherlands)[1]	32,890	1,884,901

		3,677,247

Total Industrials		43,099,782

2

Investment Portfolio - September 30, 2013

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology - 7.9%
Computers & Peripherals - 1.2%
Stratasys Ltd.*	12,680	$1,283,977

Electronic Equipment, Instruments & Components - 1.5%
Maxwell Technologies, Inc.*	182,780	1,659,642

IT Services - 3.0%
MasterCard, Inc. - Class A	2,390	1,607,944
Visa, Inc. - Class A	8,400	1,605,240

		3,213,184

Software - 2.2%
Aspen Technology, Inc.*	17,010	587,696
Aveva Group plc (United Kingdom)[1]	40,827	1,716,740

		2,304,436

Total Information Technology		8,461,239

Materials - 13.8%
Chemicals - 12.8%
Johnson Matthey plc (United Kingdom)[1]	63,620	2,890,965
Monsanto Co.	28,230	2,946,365
Nufarm Ltd. (Australia)[1]	475,100	2,105,917
Syngenta AG (Switzerland)[1]	7,840	3,204,263
Umicore S.A. (Belgium)[1]	51,120	2,482,332

		13,629,842

Metals & Mining - 1.0%
Alumina Ltd. (Australia)*[1]	1,072,590	1,024,955

Total Materials		14,654,797

TOTAL COMMON STOCKS (Identified Cost $91,491,619)		103,858,036

SHORT-TERM INVESTMENT - 3.7%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.04%, (Identified Cost $3,949,570)	3,949,570	3,949,570

TOTAL INVESTMENTS - 101.2% (Identified Cost $95,441,189)		107,807,606
LIABILITIES, LESS OTHER ASSETS - (1.2%)		(1,303,334)

NET ASSETS - 100%		$106,504,272

ADR - American Depository Receipt

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Rate shown is the current yield as of September 30, 2013.

3

Investment Portfolio - September 30, 2013

(unaudited)

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$95,940,040
Unrealized appreciation	13,774,008
Unrealized depreciation	(1,906,442)

Net unrealized appreciation	$11,867,566

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$1,199,444	$1,199,444	$—	$—
Consumer Staples	7,687,769	6,704,450	983,319	—
Energy	17,060,732	15,104,951	1,955,781	—
Financials	9,470,707	9,470,707	—	—
Health Care	2,223,566	2,223,566	—	—
Industrials	43,099,782	28,473,106	14,626,676	—
Information Technology	8,461,239	6,744,499	1,716,740	—
Materials	14,654,797	2,946,365	11,708,432	—
Mutual fund	3,949,570	3,949,570	—	—

Total assets	$107,807,606	$76,816,658	$30,990,948	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or September 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2013

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS - 95.4%
Consumer Discretionary - 12.4%
Auto Components - 1.8%
Mando Corp. (South Korea)[1]	14,900	$1,768,514

Automobiles - 2.4%
Hyundai Motor Co. (South Korea)[1]	10,570	2,466,119

Diversified Consumer Services - 2.8%
Anhanguera Educacional Participacoes S.A. (Brazil)	470,190	2,798,270

Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc. (Argentina)	91,000	1,078,350

Household Durables - 1.0%
LG Electronics, Inc. (South Korea)[1]	15,900	1,053,580

Specialty Retail - 3.3%
Belle International Holdings Ltd. (Hong Kong)[1]	1,036,000	1,506,304
China ZhengTong Auto Services Holdings Ltd. (China)*[1]	2,884,710	1,807,747

		3,314,051

Total Consumer Discretionary		12,478,884

Consumer Staples - 10.3%
Beverages - 3.5%
Cia Cervecerias Unidas S.A. - ADR (Chile)	83,000	2,208,630
Cia Cervecerias Unidas S.A. - ADR (Chile) - Rights*	13,290	5,981
Cia de Bebidas das Americas (AmBev) - ADR (Brazil)	34,900	1,338,415

		3,553,026

Food & Staples Retailing - 1.2%
Raia Drogasil S.A. (Brazil)	150,000	1,218,923

Food Products - 3.8%
Charoen Pokphand Foods PCL (Thailand)[1]	2,231,000	1,714,129
M Dias Branco S.A. (Brazil)	46,000	2,127,004

		3,841,133

Personal Products - 1.8%
Natura Cosmeticos S.A. (Brazil)	79,000	1,773,338

Total Consumer Staples		10,386,420

Energy - 4.6%
Energy Equipment & Services - 0.9%
Anton Oilfield Services Group (China)[1]	682,000	452,890
SPT Energy Group, Inc. (China)[1]	980,000	496,424

		949,314

Oil, Gas & Consumable Fuels - 3.7%
Pacific Rubiales Energy Corp. (Colombia)	110,000	2,172,128

1

Investment Portfolio - September 30, 2013

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro S.A. - ADR (Brazil)	93,700	$1,567,601

		3,739,729

Total Energy		4,689,043

Financials - 11.8%
Capital Markets - 0.3%
OSK Holdings Berhad (Malaysia)[1]	712,375	360,362

Commercial Banks - 6.1%
Hong Leong Financial Group Berhad (Malaysia)[1]	338,000	1,505,160
ICICI Bank Ltd. - ADR (India)	50,000	1,524,000
Shinhan Financial Group Co. Ltd. (South Korea)[1]	76,000	3,092,236

		6,121,396

Diversified Financial Services - 2.3%
JSE Ltd. (South Africa)[1]	271,000	2,321,257

Insurance - 1.3%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	143,000	1,283,987

Real Estate Management & Development - 1.8%
BR Malls Participacoes S.A. (Brazil)	71,000	647,755
General Shopping Brasil S.A. (Brazil)*	318,000	1,213,861

		1,861,616

Total Financials		11,948,618

Health Care - 21.3%
Biotechnology - 4.1%
Green Cross Corp. (South Korea)[1]	32,200	4,118,065

Health Care Equipment & Supplies - 6.8%
Mindray Medical International Ltd. - ADR (China)	76,700	2,982,863
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	3,902,000	3,830,690

		6,813,553

Health Care Providers & Services - 5.1%
Fortis Healthcare Ltd. (India)*[1]	1,170,000	1,825,709
Life Healthcare Group Holdings Ltd. (South Africa)[1]	809,000	2,879,624
Qualicorp S.A. (Brazil)*	46,000	418,427

		5,123,760

Pharmaceuticals - 5.3%
Glenmark Pharmaceuticals Ltd. (India)[1]	410,383	3,481,887
Lupin Ltd. (India)[1]	140,242	1,918,379

		5,400,266

Total Health Care		21,455,644

2

Investment Portfolio - September 30, 2013

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials - 15.2%
Airlines - 4.1%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	500,000	$2,445,000
Latam Airlines Group S.A. - ADR (Chile)	112,000	1,688,960

		4,133,960

Electrical Equipment - 2.2%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	2,172,509

Machinery - 2.5%
Hiwin Technologies Corp. (Taiwan)[1]	383,624	2,567,597

Marine - 4.2%
Precious Shipping PCL (Thailand)[1]	2,522,400	1,502,168
Sinotrans Shipping Ltd. (China)[1]	8,526,000	2,684,307

		4,186,475

Transportation Infrastructure - 2.2%
Malaysia Airports Holdings Berhad (Malaysia)[1]	967,000	2,251,735

Total Industrials		15,312,276

Information Technology - 10.3%
Internet Software & Services - 8.6%
Mail.ru Group Ltd. - GDR (Russia)[1]	25,400	970,280
NAVER Corp. (South Korea)[1]	6,712	3,476,815
Tencent Holdings Ltd. (China)[1]	20,000	1,051,772
Yandex N.V. - Class A - ADR (Russia)*	45,700	1,664,394
Youku Tudou, Inc. - ADR (China)*	56,800	1,556,320

		8,719,581

Semiconductors & Semiconductor Equipment - 1.7%
Samsung Electronics Co. Ltd. (South Korea)[1]	1,360	1,729,912

Total Information Technology		10,449,493

Materials - 3.8%
Chemicals - 1.5%
Yingde Gases Group Co., Ltd. (China)[1]	1,604,000	1,571,024

Metals & Mining - 2.3%
Impala Platinum Holdings Ltd. (South Africa)[1]	188,000	2,321,327

Total Materials		3,892,351

Telecommunication Services - 5.7%
Wireless Telecommunication Services - 5.7%
America Movil SAB de C.V. - Class L - ADR (Mexico)	83,000	1,644,230
MTN Group Ltd. (South Africa)[1]	94,700	1,849,328

3

Investment Portfolio - September 30, 2013

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
SK Telecom Co. Ltd. (South Korea)[1]	10,900	$2,228,935

		5,722,493

Total Telecommunication Services		5,722,493

TOTAL COMMON STOCKS (Identified Cost $86,199,228)		96,335,222

SHORT-TERM INVESTMENT - 3.2%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.04%, (Identified Cost $3,187,180)	3,187,180	3,187,180

TOTAL INVESTMENTS - 98.6% (Identified Cost $89,386,408)		99,522,402
OTHER ASSETS, LESS LIABILITIES - 1.4%		1,396,878

NET ASSETS - 100%		$100,919,280

ADR - American Depository Receipt

GDR - Global Depository Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2013.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

South Korea 19.8%; Brazil 16.7%; China 16.3%.

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$89,386,408
Unrealized appreciation	14,681,186
Unrealized depreciation	(4,545,192)

Net unrealized appreciation	$10,135,994

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - September 30, 2013

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$12,478,884	$3,876,620	$8,602,264	$—
Consumer Staples	10,386,420	8,672,291	1,714,129	—
Energy	4,689,043	3,739,729	949,314	—
Financials	11,948,618	4,669,603	7,279,015	—
Health Care	21,455,644	3,401,290	18,054,354	—
Industrials	15,312,276	4,133,960	11,178,316	—
Information Technology	10,449,493	3,220,714	7,228,779	—
Materials	3,892,351	—	3,892,351	—
Telecommunication Services	5,722,493	1,644,230	4,078,263	—
Mutual funds	3,187,180	3,187,180	—	—

Total assets	$99,522,402	$36,545,617	$62,976,785	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or September 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - September 30, 2013

(unaudited)

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 99.9%
Manning & Napier Fund, Inc. - Core Plus Bond Series, Class I	277,680	$2,746,252
Manning & Napier Fund, Inc. - Dividend Focus Series, Class I	142,873	2,114,523
Manning & Napier Fund, Inc. - Emerging Markets Series	14,994	180,982
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	31,393	304,511
Manning & Napier Fund, Inc. - Inflation Focus Equity Series	9,980	120,857
Manning & Napier Fund, Inc. - Real Estate Series, Class I	63,045	602,706

TOTAL INVESTMENTS - 99.9% (Identified Cost $6,022,598)		6,069,831
OTHER ASSETS, LESS LIABILITIES - 0.1%		3,996

NET ASSETS - 100%		$6,073,827

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$6,024,793
Unrealized appreciation	91,505
Unrealized depreciation	(46,467)

Net unrealized appreciation	$45,038

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$6,069,831	$6,069,831	$—	$—

Total assets:	$6,069,831	$6,069,831	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2012 or September 30, 2013.

1

Investment Portfolio - September 30, 2013

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - September 30, 2013

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.0%
Manning & Napier Fund, Inc. - Core Plus Bond Series, Class I	842,933	$8,336,611
Manning & Napier Fund, Inc. - Dividend Focus Series, Class I	164,010	2,427,343
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	25,226	244,690
Manning & Napier Fund, Inc. - Real Estate Series, Class I	126,650	1,210,774

TOTAL INVESTMENTS - 100.0% (Identified Cost $12,170,754)		12,219,418
OTHER ASSETS, LESS LIABILITIES - 0.0%*		2,819

NET ASSETS - 100%		$12,222,237

* Less than 0.1%

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$12,176,018
Unrealized appreciation	81,891
Unrealized depreciation	(38,491)

Net unrealized appreciation	$43,400

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$12,219,418	$12,219,418	$—	$—

Total assets:	$12,219,418	$12,219,418	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2012 or September 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

1

Investment Portfolio - September 30, 2013

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - September 30, 2013

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 48.4%
Non-Convertible Corporate Bonds - 48.4%
Consumer Discretionary - 6.1%
Auto Components - 0.2%
Gestamp Funding Luxembourg S.A. (Spain)[3] , 5.625%, 5/31/2020	B1	500,000	$497,500

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	Baa2	335,000	344,266

Hotels, Restaurants & Leisure - 0.5%
International Game Technology, 7.50%, 6/15/2019	Baa2	1,000,000	1,168,983

Household Durables - 1.0%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3] , 6.125%, 7/1/2022	B2	500,000	490,000
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,280,000	1,239,839
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3	590,000	598,562

			2,328,401

Media - 2.9%
British Sky Broadcasting Group plc (United Kingdom)[3] , 9.50%, 11/15/2018	Baa1	825,000	1,080,323
CCO Holdings LLC - CCO Holdings Capital Corp.[3] , 5.25%, 3/15/2021	B1	500,000	480,000
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	835,000	882,833
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	320,000	354,292
Discovery Communications LLC, 3.25%, 4/1/2023	Baa2	700,000	658,480
Sirius XM Radio, Inc.[3] , 4.25%, 5/15/2020	B1	500,000	467,500
Time Warner, Inc., 3.15%, 7/15/2015	Baa2	565,000	588,104
Time Warner, Inc., 4.75%, 3/29/2021	Baa2	770,000	824,685
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[3] , 5.50%, 1/15/2023	Ba3	500,000	473,750
The Walt Disney Co., 1.35%, 8/16/2016	A2	600,000	608,248

			6,418,215

Multiline Retail - 0.3%
Dollar General Corp., 1.875%, 4/15/2018	Baa3	350,000	339,658
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa3	350,000	314,705

			654,363

Specialty Retail - 0.7%
The Home Depot, Inc., 5.40%, 3/1/2016	A3	965,000	1,070,447
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3	500,000	525,000

			1,595,447

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp., 5.95%, 11/1/2017	A3	625,000	717,511

Total Consumer Discretionary			13,724,686

1

Investment Portfolio - September 30, 2013

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples - 0.8%
Beverages - 0.2%
The Coca-Cola Co., 1.50%, 11/15/2015	Aa3		535,000	$545,400

Food Products - 0.6%
C&S Group Enterprises LLC[3] , 8.375%, 5/1/2017	B1		500,000	533,750
KeHE Distributors LLC - KeHE Finance Corp.[3] , 7.625%, 8/15/2021	B3		500,000	507,500
Shearer’s Foods LLC - Chip Finance Corp.[3] , 9.00%, 11/1/2019	B3		250,000	261,250

				1,302,500

Total Consumer Staples				1,847,900

Energy - 2.4%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2		575,000	721,388
Schlumberger Oilfield plc[3] , 4.20%, 1/15/2021	A1		560,000	596,582
Weatherford International Ltd., 9.625%, 3/1/2019	Baa2		1,355,000	1,705,952

				3,023,922

Oil, Gas & Consumable Fuels - 1.0%
Buckeye Partners LP, 4.15%, 7/1/2023	Baa3		330,000	322,029
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019	Ba3		500,000	508,750
EOG Resources, Inc., 2.625%, 3/15/2023	A3		490,000	451,371
Lukoil International Finance B.V. (Russia)[3] , 3.416%, 4/24/2018	Baa2		250,000	248,437
Petroleos Mexicanos (Mexico), 3.50%, 7/18/2018	Baa1		800,000	810,000

				2,340,587

Total Energy				5,364,509

Financials - 30.0%
Capital Markets - 5.2%
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	AAA	[4]	EUR 50,000	76,364
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	A3		330,000	327,660
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A3		1,790,000	2,047,313
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3		615,000	677,426
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	A3		550,000	593,535
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3] , 7.375%, 4/1/2020	B1		500,000	495,000
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3		2,265,000	2,742,546
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	Baa2		480,000	565,682
Morgan Stanley, 2.125%, 4/25/2018	Baa1		740,000	721,239
Morgan Stanley, 7.30%, 5/13/2019	Baa1		985,000	1,178,596
Morgan Stanley, 5.75%, 1/25/2021	Baa1		2,015,000	2,236,869

				11,662,230

Commercial Banks - 10.5%
Banco Santander S.A. (Spain), 4.00%, 4/7/2020	A3		EUR 100,000	144,816

2

Investment Portfolio - September 30, 2013

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Banco Santander S.A. (Spain), 3.875%, 2/6/2026	A3		EUR 700,000	$966,111
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	Aaa		GBP 2,755,000	4,859,808
BB&T Corp., 5.20%, 12/23/2015	A3		305,000	330,793
BBVA Bancomer S.A. (Mexico)[3] , 6.75%, 9/30/2022	Baa2		845,000	874,575
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	Baa3		1,455,000	1,514,947
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	Aaa		AUD 1,680,000	1,670,467
HSBC Bank plc (United Kingdom)[3] , 1.50%, 5/15/2018	Aa3		500,000	486,009
HSBC USA Capital Trust I3 , 7.808%, 12/15/2026	Baa1		100,000	101,625
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016	Baa2		875,000	873,731
Intesa Sanpaolo S.p.A. (Italy)[3] , 6.50%, 2/24/2021	Baa2		565,000	587,707
Lloyds TSB Bank plc (United Kingdom)[3] , 6.50%, 9/14/2020	Baa3		580,000	640,267
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3		780,000	917,111
National City Corp., 6.875%, 5/15/2019	Baa1		1,350,000	1,610,825
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	Aaa		CAD 1,295,000	1,282,151
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	Aaa		CAD 2,140,000	2,126,143
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	Aaa		CAD 1,995,000	2,031,315
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2		470,000	498,003
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	Aaa		AUD 2,100,000	2,089,282

				23,605,686

Consumer Finance - 1.5%
American Express Co.[5] , 6.80%, 9/1/2066	Baa2		620,000	657,200
Capital One Bank USA National Association, 3.375%, 2/15/2023	Baa1		1,005,000	940,025
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2		675,000	827,980
Discover Bank, 4.20%, 8/8/2023	Baa3		320,000	319,034
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3		500,000	523,125

				3,267,364

Diversified Financial Services - 5.5%
Bank of America Corp., 5.75%, 8/15/2016	Baa3		680,000	750,806
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A2		380,000	455,145
Citigroup, Inc., 8.50%, 5/22/2019	Baa2		2,710,000	3,461,326
CME Group, Inc., 3.00%, 9/15/2022	Aa3		1,320,000	1,253,302
CNG Holdings, Inc.[3] , 9.375%, 5/15/2020	B3		500,000	462,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[5] , 8.40%, 11/29/2049	WR	[6]	100,000	108,400
Ford Motor Credit Co. LLC, 8.00%, 12/15/2016	Baa3		480,000	567,445
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	Baa3		1,615,000	1,769,315
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3		275,000	341,994
General Electric Capital Corp., 5.625%, 5/1/2018	A1		725,000	831,891
General Electric Capital Corp., 5.50%, 1/8/2020	A1		585,000	663,021

3

Investment Portfolio - September 30, 2013

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
ING US, Inc., 2.90%, 2/15/2018	Baa3	370,000	$371,509
ING US, Inc., 5.50%, 7/15/2022	Baa3	270,000	290,666
JPMorgan Chase & Co., 6.30%, 4/23/2019	A2	820,000	960,731

			12,288,051

Insurance - 2.8%
American International Group, Inc., 4.875%, 6/1/2022	Baa1	1,875,000	2,011,427
First American Financial Corp., 4.30%, 2/1/2023	Baa3	565,000	546,863
Genworth Holdings, Inc., 7.625%, 9/24/2021	Baa3	1,755,000	2,074,256
Genworth Holdings, Inc.[5] , 6.15%, 11/15/2066	Ba1	200,000	175,000
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3	1,320,000	1,444,698

			6,252,244

Real Estate Investment Trusts (REITS) - 4.5%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	Baa3	280,000	264,752
American Tower Corp., 3.40%, 2/15/2019	Baa3	1,705,000	1,685,203
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	560,000	587,111
Camden Property Trust, 5.70%, 5/15/2017	Baa1	715,000	794,947
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,110,000	1,220,891
HCP, Inc., 6.70%, 1/30/2018	Baa1	865,000	1,007,239
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	635,000	672,455
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	Baa3	580,000	536,875
Mack-Cali Realty LP, 5.80%, 1/15/2016	Baa2	525,000	570,844
Simon Property Group LP, 6.125%, 5/30/2018	A2	285,000	334,266
Simon Property Group LP, 10.35%, 4/1/2019	A2	1,125,000	1,530,155
UDR, Inc., 4.625%, 1/10/2022	Baa2	920,000	950,982

			10,155,720

Total Financials			67,231,295

Health Care - 1.5%
Health Care Equipment & Supplies - 1.1%
FMC Finance VIII S.A. (Germany)[3] , 6.50%, 9/15/2018	Ba2	EUR 1,540,000	2,411,524

Health Care Providers & Services - 0.2%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3	500,000	535,153

Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International[3] , 6.75%, 8/15/2021	B1	500,000	520,000

Total Health Care			3,466,677

Industrials - 1.1%
Aerospace & Defense - 0.4%
Bombardier, Inc. (Canada)[3] , 6.125%, 1/15/2023	Ba2	500,000	500,000

4

Investment Portfolio - September 30, 2013

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Aerospace & Defense (continued)
DigitalGlobe, Inc.[3] , 5.25%, 2/1/2021	B1		500,000	$477,500

				977,500

Airlines - 0.2%
Aviation Capital Group Corp.[3] , 4.625%, 1/31/2018	BB	[4]	500,000	497,179

Industrial Conglomerates - 0.1%
General Electric Co., 5.25%, 12/6/2017	Aa3		100,000	113,815

Machinery - 0.2%
Joy Global, Inc., 5.125%, 10/15/2021	Baa2		415,000	437,546

Professional Services - 0.2%
FTI Consulting, Inc., 6.00%, 11/15/2022	BB	[4]	500,000	496,250

Total Industrials				2,522,290

Information Technology - 1.5%
Communications Equipment - 0.2%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3		500,000	528,750

Computers & Peripherals - 1.3%
Apple, Inc., 2.40%, 5/3/2023	Aa1		100,000	90,518
EMC Corp., 2.65%, 6/1/2020	A1		1,595,000	1,578,873
Hewlett-Packard Co., 2.125%, 9/13/2015	Baa1		1,245,000	1,262,860

				2,932,251

Total Information Technology				3,461,001

Materials - 3.3%
Chemicals - 0.2%
Nufarm Australia Ltd. (Australia)[3] , 6.375%, 10/15/2019	Ba3		500,000	497,500

Metals & Mining - 2.4%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3		1,140,000	1,197,016
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1		580,000	693,164
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3		265,000	272,603
Freeport-McMoRan Copper & Gold, Inc.[3] , 2.375%, 3/15/2018	Baa3		470,000	454,229
Plains Exploration & Production Co., 6.125%, 6/15/2019	Baa3		500,000	536,029
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3		725,000	714,814
Rio Tinto Finance USA plc (United Kingdom), 1.375%, 6/17/2016	A3		840,000	840,244
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2		645,000	635,798

				5,343,897

Paper & Forest Products - 0.7%
International Paper Co., 7.50%, 8/15/2021	Baa3		1,175,000	1,445,927

Total Materials				7,287,324

5

Investment Portfolio - September 30, 2013

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT2/ SHARES		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services - 1.5%
Diversified Telecommunication Services - 0.9%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	Baa2		1,200,000	$1,325,306
Vivendi S.A. (France)[3] , 6.625%, 4/4/2018	Baa2		290,000	327,972
Windstream Corp., 7.50%, 6/1/2022	B1		500,000	498,750

				2,152,028

Wireless Telecommunication Services - 0.6%
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	A2		740,000	795,628
SBA Tower Trust[3] , 3.598%, 4/15/2018	Baa3		500,000	497,891

				1,293,519

Total Telecommunication Services				3,445,547

Utilities - 0.2%
Gas Utilities - 0.2%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa1		400,000	384,390

TOTAL CORPORATE BONDS (Identified Cost $111,831,769)				108,735,619

PREFERRED STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.0%*
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%	Baa3		1,000	98,260

Real Estate Investment Trusts (REITS) - 0.1%
National Retail Properties, Inc., 5.70%	Baa3		10,000	196,900

TOTAL PREFERRED STOCKS (Identified Cost $349,250)				295,160

FOREIGN GOVERNMENT BONDS - 42.3%
Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa	AUD	600,000	592,936
Brazil Letras do Tesouro Nacional (Brazil)[7] , 0.00%, 1/1/2015	Baa2	BRL	3,100,000	1,236,446
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019	Baa2		400,000	521,000
Canada Housing Trust No. 1 (Canada)[3] , 4.10%, 12/15/2018	Aaa	CAD	2,485,000	2,632,476
Chile Government Bond (Chile), 3.25%, 9/14/2021	Aa3		1,500,000	1,485,000
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	Ba1	EUR	1,340,000	1,962,595
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	Ba1	EUR	400,000	541,475
Ireland Government Bond (Ireland), 5.40%, 3/13/2025	Ba1	EUR	1,500,000	2,222,170
Italy Buoni Poliennali Del Tesoro (Italy), 2.25%, 5/15/2016	Baa2	EUR	860,000	1,162,765
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	Baa2	EUR	2,835,000	4,146,376
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	Baa2	EUR	3,910,000	5,712,817
Italy Buoni Poliennali Del Tesoro (Italy), 4.50%, 5/1/2023	Baa2	EUR	3,300,000	4,495,657
Italy Buoni Poliennali Del Tesoro (Italy)[3] , 5.00%, 3/1/2025	Baa2	EUR	2,215,000	3,102,343
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	Aa3	JPY	530,700,000	5,425,401

6

Investment Portfolio - September 30, 2013

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT2/ SHARES		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Japan Government Two Year Bond (Japan), 0.10%, 3/15/2014	Aa3		JPY	318,250,000	$3,238,470
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	Aa3		KRW	5,790,000,000	5,520,034
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	Aa3		KRW	2,400,000,000	2,229,640
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	WR	[6]	MYR	6,820,000	2,101,587
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	WR	[6]	MYR	2,000,000	610,090
Mexican Government Bond (Mexico), 6.00%, 6/18/2015	Baa1		MXN	625,000	49,493
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	Baa1		MXN	21,454,000	1,779,963
Mexican Government Bond (Mexico), 6.25%, 6/16/2016	Baa1		MXN	15,000,000	1,206,383
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	Baa1		MXN	26,070,000	2,162,026
Mexican Government Bond (Mexico), 7.75%, 12/14/2017	Baa1		MXN	17,000,000	1,449,832
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	Baa1		MXN	21,000,000	1,678,038
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	Baa1		MXN	34,000,000	2,689,409
Portugal Obrigacoes do Tesouro OT (Portugal)[3] , 4.20%, 10/15/2016	Ba3		EUR	1,200,000	1,550,659
Portugal Obrigacoes do Tesouro OT (Portugal)[3] , 4.80%, 6/15/2020	Ba3		EUR	805,000	978,489
Portugal Obrigacoes do Tesouro OT (Portugal)[3] , 4.95%, 10/25/2023	Ba3		EUR	1,210,000	1,420,872
Portugal Obrigacoes do Tesouro OT (Portugal)[3] , 5.65%, 2/15/2024	Ba3		EUR	1,755,000	2,139,202
Russian Foreign Bond - Eurobond (Russia)[3] , 5.00%, 4/29/2020	Baa1			500,000	535,125
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa		SGD	4,515,000	3,791,034
Spain Government Bond (Spain), 3.30%, 7/30/2016	Baa3		EUR	850,000	1,182,305
Spain Government Bond (Spain), 4.50%, 1/31/2018	Baa3		EUR	1,415,000	2,040,825
Spain Government Bond (Spain), 4.00%, 4/30/2020	Baa3		EUR	2,240,000	3,089,538
Spain Government Bond (Spain)[3] , 5.40%, 1/31/2023	Baa3		EUR	3,755,000	5,518,862
Spain Government Bond (Spain), 4.80%, 1/31/2024	Baa3		EUR	3,200,000	4,488,347
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	Aa1		GBP	2,035,000	3,266,708
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	Aa1		GBP	2,610,000	4,889,705

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $93,812,341)					94,846,093

MUTUAL FUND - 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost $299,593)				3,250	297,570

U.S. GOVERNMENT AGENCIES - 4.6%
Mortgage-Backed Securities - 4.6%
Fannie Mae, Pool #735500, 5.50%, 5/1/2035				1,930,521	2,122,414
Freddie Mac, Pool #J14406, 3.50%, 2/1/2026				2,400,274	2,527,891
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026				2,315,234	2,441,249
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038				2,987,667	3,230,849

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $10,279,743)					10,322,403

7

Investment Portfolio - September 30, 2013

(unaudited)

GLOBAL FIXED INCOME SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 3.8%
Dreyfus Cash Management, Inc. - Institutional Shares[8] , 0.04%, (Identified Cost $ 8,442,872)	8,442,872	$8,442,872

TOTAL INVESTMENTS - 99.3% (Identified Cost $ 225,015,568)		222,939,717
OTHER ASSETS, LESS LIABILITIES - 0.7%		1,553,159

NET ASSETS - 100%		$224,492,876

KEY:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

ETF - Exchange Traded Fund

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

*Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $33,346,098 or 14.9% of the Series’ net assets as of September 30, 2013.

4Credit ratings from S&P (unaudited).

5The coupon rate is floating and is the effective rate as of September 30, 2013.

6Credit rating has been withdrawn. As of September 30, 2013, there is no rating available (unaudited).

7Represents a zero-coupon bond.

8Rate shown is the current yield as of September 30, 2013.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States 38.7%.

Federal Tax Information:

On September 30, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$225,015,568
Unrealized appreciation	1,928,340
Unrealized depreciation	(4,004,191)

Net unrealized depreciation	$(2,075,851)

8

Investment Portfolio - September 30, 2013

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$295,160	$295,160	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	10,322,403	—	10,322,403	—
Corporate debt:
Consumer Discretionary	13,724,686	—	13,724,686	—
Consumer Staples	1,847,900	—	1,847,900	—
Energy	5,364,509	—	5,364,509	—
Financials	67,231,295	—	67,231,295	—
Health Care	3,466,677	—	3,466,677	—
Industrials	2,522,290	—	2,522,290	—
Information Technology	3,461,001	—	3,461,001	—
Materials	7,287,324	—	7,287,324	—
Telecommunication Services	3,445,547	—	3,445,547	—
Utilities	384,390	—	384,390	—
Foreign government bonds	94,846,093	—	94,846,093	—
Mutual funds	8,740,442	8,740,442	—	—

Total assets	$222,939,717	$9,035,602	$213,904,115	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or September 30, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

9

ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: November 26, 2013

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: November 26, 2013